(DF/DVN-ABC)



         The Delaware Group includes        -----------------------------------
funds with a wide range of investment
objectives. Stock funds, income funds,      DELAWARE FUND
tax-free funds, money market funds,         DEVON FUND
global and international funds and
closed-end equity funds give investors      -----------------------------------
the ability to create a portfolio that
fits their personal financial goals.        A CLASS
For more information, contact your          -----------------------------------
financial adviser or call Delaware
Group at 800-523-4640.                      B CLASS
                                            -----------------------------------

                                            C CLASS
                                            -----------------------------------


INVESTMENT MANAGER
Delaware Management Company, Inc.
One Commerce Square
Philadelphia, PA  19103

NATIONAL DISTRIBUTOR
Delaware Distributors, L.P.
1818 Market Street
Philadelphia, PA  19103                     P R O S P E C T U S

SHAREHOLDER SERVICING,                      -----------------------------------
DIVIDEND DISBURSING,
ACCOUNTING SERVICES                         DECEMBER 30, 1996
AND TRANSFER AGENT
Delaware Service Company, Inc.
1818 Market Street
Philadelphia, PA  19103

LEGAL COUNSEL
Stradley, Ronon, Stevens & Young, LLP
One Commerce Square
Philadelphia, PA  19103

INDEPENDENT AUDITORS
Ernst & Young LLP
Two Commerce Square
Philadelphia, PA  19103

CUSTODIAN
The Chase Manhattan Bank
4 Chase Metrotech Center
Brooklyn, NY  11245


                                                                     DELAWARE
                                                                        GROUP
                                                                     --------

(DF/DVN-ABC)


DELAWARE FUND                                                       PROSPECTUS
DEVON FUND                                                    DECEMBER 30, 1996
A CLASS SHARES
B CLASS SHARES
C CLASS SHARES

            --------------------------------------------------------

                   1818 Market Street, Philadelphia, PA 19103

             For Prospectus and Performance: Nationwide 800-523-4640

              Information on Existing Accounts: (SHAREHOLDERS ONLY)
                             Nationwide 800-523-1918

                     Dealer Services: (BROKER/DEALERS ONLY)
                             Nationwide 800-362-7500

                   Representatives of Financial Institutions:
                             Nationwide 800-659-2259


         This Prospectus describes the shares of the Delaware Fund series ("Delaware Fund") (formerly Common Stock series) and the Devon Fund series ("Devon Fund") (individually, a "Fund" and collectively, the "Funds") of Delaware Group Equity Funds I, Inc. ("Equity Funds I, Inc.") (formerly Delaware Group Delaware Fund, Inc.), a professionally-managed mutual fund of the series type. Delaware Fund's objective is to seek a balance of capital appreciation, income and preservation of capital. Devon Fund's objective is to seek current income and capital appreciation.

         Delaware Fund offers Delaware Fund A Class ("Class A Shares"), Delaware Fund B Class ("Class B Shares") and Delaware Fund C Class ("Class C Shares") and Devon Fund offers Devon Fund A Class ("Class A Shares"), Devon Fund B Class ("Class B Shares") and Devon Fund C Class ("Class C Shares") (such classes, individually, a "Class" and collectively, the "Classes").

         This Prospectus relates only to the Classes listed above and sets forth information that you should read and consider before you invest. Please retain it for future reference. The Funds' Statement of Additional Information ("Part B" of Equity Funds I, Inc.'s registration statement), dated December 30, 1996, as it may be amended from time to time, contains additional information about each Fund and has been filed with the Securities and Exchange Commission. Part B is incorporated by reference into this Prospectus and is available, without charge, by writing to Delaware Distributors, L.P. at the above address or by calling the above numbers. Each Fund's financial statements appear in its Annual Report, which will accompany any response to requests for Part B.

         Delaware Fund also offers Delaware Fund Institutional Class, and Devon Fund also offers Devon Fund Institutional Class. Those classes are available for purchase only by certain investors. A prospectus for Delaware Fund Institutional Class and Devon Fund Institutional Class can be obtained by writing to Delaware Distributors, L.P. at the above address or by calling the above number.

(DF/DVN-ABC)


TABLE OF CONTENTS

Cover Page                                       How to Buy Shares
Synopsis                                         Redemption and Exchange
Summary of Expenses                              Dividends and Distributions
Financial Highlights                             Taxes
Investment Objectives and Policies               Calculation of Offering Price and
         Suitability                                      Net Asset Value Per Share
         Investment Strategy                     Management of the Funds
The Delaware Difference                          Other Investment Policies and
         Plans and Services                               Risk Considerations
Retirement Planning                              Appendix A--Investment Illustrations
Classes of Shares                                Appendix B--Classes Offered



THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

BE SURE TO CONSULT YOUR FINANCIAL ADVISER WHEN MAKING INVESTMENTS. MUTUAL FUNDS CAN BE A VALUABLE PART OF YOUR FINANCIAL PLAN; HOWEVER, SHARES OF THE FUNDS ARE NOT FDIC OR NCUSIF INSURED, ARE NOT GUARANTEED BY ANY BANK OR ANY CREDIT UNION, ARE NOT OBLIGATIONS OF ANY BANK OR ANY CREDIT UNION, AND INVOLVE INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. SHARES OF THE FUNDS ARE NOT BANK OR CREDIT UNION DEPOSITS.

(DF/DVN-ABC)


SYNOPSIS

Investment Objectives

         The investment objective of Delaware Fund is to seek a balance of capital appreciation, income and preservation of capital. The investment objective of Devon Fund is to seek current income and capital appreciation. For further details, see Investment Objectives and Policies and Other Investment Policies and Risk Considerations.

Risk Factors and Special Considerations
         Delaware Fund typically invests a portion of its assets in mortgage-backed and asset-backed securities (commonly considered to be "derivative securities"), which may present greater risks than other types of portfolio securities, and the investor should review the descriptions of these risks in this Prospectus. See Mortgage-Backed Securities and Asset-Backed Securities under Other Investment Policies and Risk Considerations.

         Devon Fund may enter into options and futures transactions for hedging purposes to counterbalance portfolio volatility. While Devon Fund does not engage in options and futures for speculative purposes, there are risks that result from use of these instruments by the Fund, and the investor should review the descriptions of these risks in this Prospectus. See Futures Contracts and Options under Other Investment Policies and Risk Considerations.

Investment Manager, Distributor and Service Agent
         Delaware Management Company, Inc. (the "Manager") furnishes investment management services to each Fund, subject to the supervision and direction of Equity Funds I, Inc.'s Board of Directors. The Manager also provides investment management services to certain of the other funds in the Delaware Group. Delaware Distributors, L.P. (the "Distributor") is the national distributor for each Fund and for all of the other mutual funds in the Delaware Group. Delaware Service Company, Inc. (the "Transfer Agent") is the shareholder servicing, dividend disbursing, accounting services and transfer agent for each Fund and for all of the other mutual funds in the Delaware Group. See Summary of Expenses and Management of the Funds for further information regarding the Manager and the fees payable under each Fund's Investment Management Agreement.

Sales Charges
         The price of each of the Class A Shares includes a maximum front-end sales charge of 4.75% of the offering price, which, based on the net asset value per share of the Class A Shares as of the end of Equity Funds I, Inc.'s most recent fiscal year, is equivalent to 4.99% of the amount invested for Delaware Fund A Class and 5.00% of the amount invested for Devon Fund A Class. The sales charge is reduced on certain transactions of at least $100,000 but under $1,000,000. For purchases of $1,000,000 or more, the front-end sales charge is eliminated. Class A Shares are subject to annual 12b-1 Plan expenses for the life of the investment.

         The price of each of the Class B Shares is equal to the net asset value per share. Class B Shares are subject to a contingent deferred sales charge ("CDSC") of: (i) 4% if shares are redeemed within two years of purchase; (ii) 3% if shares are redeemed during the third or fourth year following purchase; (iii) 2% if shares are redeemed during the fifth year following purchase; and (iv) 1% if shares are redeemed

(DF/DVN-ABC)


during the sixth year following purchase. Class B Shares are subject to annual 12b-1 Plan expenses for approximately eight years after purchase. See Deferred Sales Charge Alternative - Class B Shares and Automatic Conversion of Class B Shares under Classes of Shares.

         The price of the Class C Shares is equal to the net asset value per share. Class C Shares are subject to a CDSC of 1% if shares are redeemed within 12 months of purchase. Class C Shares are subject to annual 12b-1 Plan expenses for the life of the investment.

         See Classes of Shares and Distribution (12b-1) and Service under Management of the Funds.

Purchase Amounts

         Generally, the minimum initial investment in any Class is $1,000. Subsequent investments generally must be at least $100.

         Each purchase of Class B Shares is subject to a maximum purchase limitation of $250,000. For Class C Shares, each purchase must be in an amount that is less than $1,000,000. An investor may exceed these maximum purchase limitations for Class B Shares and Class C Shares by making cumulative purchases over a period of time. An investor should keep in mind, however, that reduced front-end sales charges apply to investments of $100,000 or more in Class A Shares, and that Class A Shares are subject to lower annual 12b-1 Plan expenses than Class B and Class C Shares and generally are not subject to a CDSC. The minimum and maximum purchase amounts for retirement plans may vary. See How to Buy Shares.

Redemption and Exchange

         Class A Shares of each Fund may be redeemed or exchanged at the net asset value calculated after receipt of the redemption or exchange request. Neither the Funds nor the Distributor assesses a charge for redemptions or exchanges of Class A Shares, except for certain redemptions of shares purchased at net asset value, which may be subject to a CDSC if a dealer's commission was paid in connection with such purchases. See Front-End Sales Charge Alternative - Class A Shares under Classes of Shares.

         Class B Shares and Class C Shares may be redeemed or exchanged at the net asset value calculated after receipt of the redemption or exchange request subject, in the case of redemptions, to any applicable CDSC. Neither the Funds nor the Distributor assesses any charges other than the CDSC for redemptions or exchanges of Class B or Class C Shares. There are certain limitations on an investor's ability to exchange shares between the various classes of shares that are offered. See Redemption and Exchange.

Open-End Investment Company

         Equity Funds I, Inc., which was organized as a Maryland corporation on March 4, 1983, is an open-end management investment company. Each Funds' portfolio of assets is diversified as defined by the Investment Company Act of 1940 (the "1940 Act"). Equity Funds I, Inc. was previously organized as a Delaware Corporation in 1937. See Shares under Management of the Funds.

(DF/DVN-ABC)


SUMMARY OF EXPENSES

         A general comparison of the sales arrangements and other expenses applicable to each Funds' Class A, Class B and Class C Shares follows:

                                                        Delaware Fund                             Devon Fund
                                               Class A      Class B       Class C         Class A    Class B    Class C
Shareholder Transaction Expenses               Shares        Shares        Shares         Shares     Shares     Shares
--------------------------------               ------        ------        ------         ------     ------     ------
Maximum Sales Charge Imposed
   on Purchases (as a percentage
   of offering price)......................    4.75%         None            None         4.75%       None        None

Maximum Sales Charge Imposed
   on Reinvested Dividends (as a
   percentage of offering price)               None          None            None         None        None        None

Maximum Contingent Deferred
   Sales Charge (as a percentage
   of original purchase price or
   redemption proceeds, as
   applicable).............................    None*         4.00%*          1.00%*       None*       4.00%*      1.00%*

Redemption Fees............................    None**        None**          None**       None**      None**      None**

         *Class A purchases of $1 million or more may be made at net asset value. However, if in connection with any such purchase a dealer commission is paid to the financial adviser through whom such purchase is effected, a CDSC of 1% will be imposed on certain redemptions within 12 months of purchase ("Limited CDSC"). Class B Shares are subject to a CDSC of: (i) 4% if shares are redeemed within two years of purchase; (ii) 3% if shares are redeemed during the third or fourth year following purchase; (iii) 2% if shares are redeemed during the fifth year following purchase; (iv) 1% if shares are redeemed during the sixth year following purchase; and (v) 0% thereafter. Class C Shares are subject to a CDSC of 1% if shares are redeemed within 12 months of purchase. See Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value under Redemption and Exchange; Deferred Sales Charge Alternative - Class B Shares and Level Sales Charge Alternative - Class C Shares under Classes of Shares.

         **CoreStates Bank, N.A. currently charges $7.50 per redemption for redemptions payable by wire.

(DF/DVN-ABC)


Annual Operating Expenses                             Delaware Fund                              Devon Fund
(as a percentage of average                Class A        Class B     Class C          Class A         Class B          Class C
daily net assets)                          Shares         Shares      Shares           Shares          Share            Shares
---------------------------                -------        -------     -------          -------         -------          -------
Management Fees
      (after voluntary waivers in
      the case of Devon Fund).......        0.52%         0.52%          0.52%         0.00%++         0.00%++         0.00%++

12b-1 Plan Expenses
   (including service fees).........        0.19%***/+    1.00%***       1.00%***      0.30%***        1.00%***        1.00%***

Other Operating Expenses
   (after expense limitations
   in the case of Devon Fund).......        0.28%         0.28%          0.28%         0.95%++         0.95%++         0.95%++
                                           -----         -----          -----         -----           -----           -----

   Total Operating Expenses
      (after voluntary waivers and
      expense limitations in the
      case of Devon Fund)...........        0.99%         1.80%          1.80%         1.25%++         1.95%++         1.95%++
                                           =====         =====          =====         =====           =====           =====


         ***Class A Shares, Class B Shares and Class C Shares of each Fund are subject to separate 12b-1 Plans. Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted by rules of the National Association of Securities Dealers, Inc. (the "NASD"). See Distribution (12b- 1) and Service under Management of the Funds.

         +The actual 12b-1 Plan expenses to be paid and, consequently, the Total Operating Expenses of Delaware Fund A Class may vary because of the formula adopted by the Board of Directors for use in calculating the 12b-1 Plan expenses for this Class beginning June 1, 1992, but the 12b-1 Plan expenses will not be more than 0.30% nor less than 0.10%.

         ++The Manager had elected voluntarily to waive that portion, if any, of the annual management fees payable by Devon Fund and to reimburse the Fund to the extent necessary to ensure that the "Total Operating Expenses" of this Fund did not exceed 0.95% (exclusive of taxes, interest, brokerage commissions, extraordinary expenses and 12b-1 expenses) during the commencement of the public offering of the Fund through December 31, 1994. This waiver has been extended through June 30, 1997. If the voluntary expense waivers were not in effect, it is estimated that the "Total Operating Expenses," as a percentage of average daily net assets would be 1.84%, 2.54% and 2.54% for Devon Fund A Class, Devon Fund B Class and Devon Fund C Class, respectively, reflecting Management Fees of 0.60%

         For expense information about Delaware Fund Institutional Class and Devon Fund Institutional Class of shares, see the separate prospectus relating to those classes.

(DF/DVN-ABC)


         The following example illustrates the expenses that an investor would pay on a $1,000 investment over various time periods, assuming (1) a 5% annual rate of return, (2) redemption and no redemption at the end of each time period and (3) for Class B Shares and Class C Shares, payment of a CDSC at the time of redemption, if applicable.



DELAWARE FUND
                              Assuming Redemption                                 Assuming No Redemption
                        1 year     3 years     5 years   10 years           1 year       3 years    5 years    10 years
                        ------     -------     -------   --------           ------       -------    -------    --------
Class A Shares           $57(1)      $78        $100       $163               $57          $78        $100       $163

Class B Shares           $58         $87        $117       $190(2)            $18          $57        $97        $190(2)

Class C Shares           $28         $57        $97        $212               $18          $57        $97        $212

DEVON FUND
                             Assuming Redemption                                 Assuming No Redemption
                        1 year     3 years     5 years   10 years           1 year       3 years    5 years    10 years
                        ------     -------     -------   --------           ------       -------    -------    --------
Class A Shares           $60(1)      $85        $113       $191               $60          $85        $113       $191

Class B Shares           $60         $91        $125       $209(2)            $20          $61        $105       $209(2)

Class C Shares           $30         $61        $105       $227               $20          $61        $105       $227

(1) Generally, no redemption charge is assessed upon redemption of Class A Shares. Under certain circumstances, however, a Limited CDSC, which has not been reflected in this calculation, may be imposed on certain redemptions within 12 months of purchase. See Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value under Redemption and Exchange.

(2) At the end of approximately eight years after purchase, Class B Shares of a Fund will be automatically converted into Class A Shares of that Fund. The example above assumes conversion of Class B Shares at the end of the eighth year. However, the conversion may occur as late as three months after the eighth anniversary of purchase, during which time the higher 12b-1 Plan fees payable by Class B Shares will continue to be assessed. Information for the ninth and tenth years reflects expenses of the Class A Shares. See Automatic Conversion of Class B Shares under Classes of Shares for a description of the automatic conversion feature.

         The purpose of the above tables is to assist the investor in understanding the various costs and expenses that an investor in each Class will bear directly or indirectly.

This example should not be considered a representation of past or future expenses or performance. Actual expenses may be greater or less than those shown.

(DF/DVN-ABC)


--------------------------------------------------------------------------------


FINANCIAL HIGHLIGHTS


The following financial highlights are derived from the financial statements of Delaware Funds and Devon Fund of Delaware Group Equity Funds I, Inc. (formerly known as Delaware Group Delaware Fund, Inc.) and have been audited by Ernst & Young LLP, independent auditors. The data should be read in conjunction with the financial statements, related notes, and the reports of Ernst & Young LLP covering such financial information and highlights, all of which are incorporated by reference into Part B. Further information about the Funds' performance is contained in their Annual Reports to shareholders. A copy of each Fund's Annual Report (including the report of Ernst & Young LLP) may be obtained from Equity Funds I, Inc. upon request at no charge.

--------------------------------------------------------------------------------

(DF/DVN-ABC)


DF-A-CHT

                                                                                   Delaware Fund
                                                                                  Class A Shares
                                                                     ----------------------------------------------------
                                                                                          Year Ended
                                                                10/31/96(1)  10/31/95(1)  10/31/94(1) 10/31/93(1)  10/31/92(1)

Net Asset Value, Beginning of Period.........................    $19.940      $18.000      $19.430     $18.720      $18.810
                                                                 -------      -------      -------     -------      -------
Income From Investment Operations
Net Investment Income........................................      0.706        0.664        0.615       0.631        0.660
Net Gains (Losses) on Securities
           (both realized and unrealized)....................      2.349        2.156       (0.285)      1.509        1.490
                                                                 -------      -------      -------     -------      -------
      Total From Investment Operations.......................      3.055        2.820        0.330       2.140        2.150
                                                                 -------      -------      -------     -------      -------
Less Distributions
Dividends (from net investment income).......................     (0.655)      (0.630)      (0.600)     (0.660)      (0.700)
Distributions (from capital gains)...........................     (1.080)      (0.250)      (1.160)     (0.770)      (1.540)
Returns of Capital...........................................       none         none         none        none         none
                                                                 -------      -------      -------     -------      -------
     Total Distributions....................................      (1.735)      (0.880)      (1.760)     (1.430)      (2.240)
                                                                 -------      -------      -------     -------      -------
Net Asset Value, End of Period...............................    $21.260      $19.940      $18.000     $19.430      $18.720
                                                                 =======      =======      =======     =======      =======



Total Return(2)..............................................      16.07%       16.26%        1.80%      11.91%       12.37%
------------


Ratios/Supplemental Data

Net Assets, End of Period (000's omitted)....................   $490,150     $493,243     $456,074    $507,528     $487,343
Ratio of Expenses to Average Daily Net Assets................       0.99%        0.97%        0.97%       0.89%        0.79%
Ratio of Net Investment Income to Average Daily Net Assets...       3.39%        3.55%        3.31%       3.27%        3.64%
Portfolio Turnover Rate......................................         92%          94%         142%        160%         144%
Average Commission Rate Paid.................................     $0.060          N/A          N/A         N/A          N/A






                                                              10/31/91   10/31/90    10/31/89    10/31/88   10/31/87

Net Asset Value, Beginning of Period.........................  $16.190    $17.480     $15.250     $16.850    $23.200
                                                               -------    -------     -------     -------    -------
Income From Investment Operations
Net Investment Income........................................    0.757      0.856       0.796       0.551      0.331
Net Gains (Losses) on Securities
           (both realized and unrealized)....................    3.033     (1.366)      2.384       2.259     (1.971)
                                                               -------    -------     -------     -------    -------
      Total From Investment Operations.......................    3.790     (0.510)      3.180       2.810     (1.640)
                                                               -------    -------     -------     -------    -------
Less Distributions
Dividends (from net investment income).......................   (0.880)    (0.780)     (0.950)     (0.320)    (0.400)
Distributions (from capital gains)...........................   (0.290)      none        none      (4.090)    (4.310)
Returns of Capital...........................................     none       none        none        none       none
                                                               -------    -------     -------     -------    -------
     Total Distributions....................................    (1.170)    (0.780)     (0.950)     (4.410)    (4.710)
                                                               -------    -------     -------     -------    -------
Net Asset Value, End of Period...............................  $18.810    $16.190     $17.480     $15.250    $16.850
                                                               =======    =======     =======     =======    =======



Total Return(2)..............................................    24.32%     (3.17%)     21.66%      22.03      (9.14%)
------------


Ratios/Supplemental Data

Net Assets, End of Period (000's omitted).................... $453,449   $349,873    $361,625    $328,650   $320,854
Ratio of Expenses to Average Daily Net Assets................     0.71%      0.75%       0.76%       0.77%      0.73%
Ratio of Net Investment Income to Average Daily Net Assets...     4.29%      4.99%       4.73%       4.01%      1.64%
Portfolio Turnover Rate......................................      212%       147%        129%        180%       205%
Average Commission Rate Paid.................................      N/A        N/A         N/A         N/A        N/A







--------------

(1)   Reflects 12b-1 distribution expenses beginning June 1, 1992.

(2) Does not reflect any maximum sales charge that is or was in effect nor the 1% Limited CDSC that would apply in the event of certain redemptions within 12 months of purchase. See Contingent Deferred Sales Charge for Certain Purchases of Class A Shares Made at Net Asset Value.

(DF/DVN-ABC)


DF-B-CHT

                                                                             Delaware Fund                        Delaware Fund
                                                                            Class B Shares                       Class C Shares
                                                                ----------------------------------            ---------------------
                                                                                         Period                     Period
                                                                                         9/6/94(1)                11/29/95(1)
                                                                       Year Ended        through                    through
                                                                10/31/96    10/31/95    10/31/94                    10/31/96

Net Asset Value, Beginning of Period.........................    $19.900    $17.980     $18.340                    $20.500

Income From Investment Operations
Net Investment Income........................................     0.525       0.567       0.070                      0.583
Net Gains (Losses) on Securities
           (both realized and unrealized)....................     2.350       2.113      (0.280)                     1.757
                                                                  -----       -----     -------                      -----
      Total From Investment Operations.......................     2.875       2.680      (0.210)                     2.340
                                                                  -----       -----     -------                      -----

Less Distributions
Dividends (from net investment income).......................    (0.495)     (0.510)     (0.150)                    (0.580)
Distributions (from capital gains)...........................    (1.080)     (0.250)       none                     (1.080)
Returns of Capital...........................................      none        none        none                       none
                                                                   ----        ----        ----                       ----
      Total Distributions....................................    (1.575)     (0.760)     (0.150)                    (1.660)
                                                                -------     -------     -------                    -------

Net Asset Value, End of Period...............................   $21.200     $19.900     $17.980                    $21.180
                                                                =======     =======     =======                    =======



Total Return(2)..............................................     15.15%      15.36%      (1.14%)                    12.13%
------------



Ratios/Supplemental Data

Net Assets, End of Period (000's omitted)....................    $6,872      $3,383        $568                     $1,990
Ratio of Expenses to Average Daily Net Assets ...............      1.80%       1.79%       1.81%                      1.80%
Ratio of Net Investment Income to Average Daily Net Asset          2.58%       2.73%       2.47%                      2.58%
Portfolio Turnover Rate......................................        92%         94%        142%                        92%
Average Commission Rate Paid.................................    $0.060         N/A         N/A                     $0.060



(1) Date of initial public offering; ratios have been annualized but total return has not been annualized. Total return for this short of a time period may not be representative of longer term results.

(2) Does not include any CDSC which varies from 1% - 4%, depending upon the holding period for Delaware Fund B Class and 1% for Delaware Fund C Class for 12 months from the date of purchase.

(DF/DVN-ABC)


DVN-A-CHT

                                                                            Devon Fund
                                                                          Class A Shares
                                                                ------------------------------------
                                                                                           Period
                                                                                         12/29/93(1)
                                                                       Year Ended          through
                                                                10/31/96    10/31/95      10/31/94

Net Asset Value, Beginning of Period.........................   $12.550     $10.830       $10.000

Income From Investment Operations
Net Investment Income........................................     0.216       0.207(2)     0.136
Net Gains (Losses) on Securities
     (both realized and unrealized)..........................     2.689       2.053         0.784
                                                                  -----       -----         -----
     Total From Investment Operations........................     2.905       2.260         0.920
                                                                  -----       -----         -----

Less Distributions
Dividends (from net investment income).......................    (0.205)     (0.220)       (0.090)
Distributions (from capital gains)...........................    (0.640)     (0.320)         none
Returns of Capital...........................................      none        none          none
                                                                -------     -------       -------
     Total Distributions.....................................    (0.845)     (0.540)       (0.090)
                                                                -------     -------       -------

Net Asset Value, End of Period...............................   $14.610     $12.550       $10.830
                                                                =======     =======       =======



Total Return(3)..............................................     24.14%      21.98%        11.09%
------------



Ratios/Supplemental Data

Net Assets, End of Period (000's omitted)....................   $14,907      $8,846        $4,600
Ratio of Expenses to Average Daily Net Assets................      1.25%       1.25%         1.25%
Ratio of Expenses to Average Daily Net Assets
      Prior to Expense Limitations...........................      1.84%       2.29%         3.26%
Ratio of Net Investment Income to Average Daily Net Assets...      1.67%       1.82%         1.96%
Ratio of Net Investment Income to Average Daily Net Assets
      Prior to Expense Limitations...........................      1.08%       0.78%        (0.05%)
Portfolio Turnover Rate......................................        80%         99%          180%
Average Commission Rate Paid.................................    $0.060         N/A           N/A



(1) Date of initial sale of Devon Fund A Class. Ratios and total return have been annualized. Total return for this short of a time period may not be representative of longer term results.

(2) 1995 per share information was based on the average shares outstanding method.
(3) Total return does not include any maximum sales charge that is or was in effect nor the 1% Limited CDSC that would apply in the event of certain redemptions within 12 months of purchase. See Contingent Deferred Sales Charge for Certain Purchases of Class A Shares Made at Net Asset Value. Total return reflects the reflects expense limitation referenced under Summary of Expenses.

(DF/DVN-ABC)


DVN-B-CHT

                                                                            Devon Fund                         Devon Fund
                                                                          Class B Shares                     Class B Shares
                                                                ------------------------------------      ------------------
                                                                                           Period                Period
                                                                                           9/6/94(1)            11/29/95(2)
                                                                       Year Ended          through               through
                                                                10/31/96    10/31/95      10/31/94              10/31/96

Net Asset Value, Beginning of Period.........................   $12.500     $10.820       $10.900               $13.020

Income From Investment Operations
Net Investment Income........................................     0.136       0.127(3)      0.027                 0.188
Net Gains (Losses) on Securities
           (both realized and unrealized)....................     2.664       2.053        (0.077)                2.157
                                                                  -----       -----       -------                 -----
      Total From Investment Operations.......................     2.800       2.180        (0.050)                2.345
                                                                  -----       -----       -------                 -----

Less Distributions
Dividends (from net investment income).......................    (0.120)     (0.180)       (0.030)               (0.195)
Distributions (from capital gains)...........................    (0.640)     (0.320)         none                (0.640)
Returns of Capital...........................................      none        none          none                  none
                                                                   ----        ----          ----                  ----
Total Distributions..........................................    (0.760)     (0.500)       (0.030)               (0.835)
                                                                -------     -------       -------               -------

Net Asset Value, End of Period...............................   $14.540     $12.500       $10.820               $14.530
                                                                =======     =======       =======               =======



Total Return(4)..............................................     23.38%      21.09%        (0.46%)               18.94%
------------



Ratios/Supplemental Data

Net Assets, End of Period (000's omitted)....................    $3,399        $863          $115                $1,056
Ratio of Expenses to Average Daily Net Assets................      1.95%       1.95%         1.95%                 1.95%
Ratio of Expenses to Average Daily Net Assets
      Prior to Expense Limitations...........................      2.55%       2.99%         3.96%                 2.54%
Ratio of Net Investment Income to Average Daily Net Assets...      0.97%       1.12%         1.26%                 0.97%
Ratio of Net Investment Income to Average Daily Net Assets
      Prior to Expense Limitations...........................      0.38%       0.08%        (0.75%)                0.38%
Portfolio Turnover Rate......................................        80%         99%          180%                   80%
Average Commission Rate Paid.................................    $0.060         N/A           N/A                $0.060



(1) Date of initial sale of Devon Fund B Class. Ratios have been annualized but total return has not been annualized. Total return for this short of a time period may not be representative of longer term results.

(2) Date of initial sale of Devon Fund C Class. Ratios have been annualized but total return has not been annualized. Total return for this short of a time period may not be representative of longer term results.
(3) 1995 per share information was based on the average shares outstanding method.
(4) Total return does not include any CDSC which varies from 1% - 4%, depending upon the holding period for Devon Fund B Class and 1% for Devon Fund C Class for 12 months from the date of purchase. Total return reflects the expense limitation referenced under Summary of Expenses.

(DF/DVN-ABC)


INVESTMENT OBJECTIVES AND POLICIES

         The objective of Delaware Fund is to seek a balance of capital appreciation, income and preservation of capital.

         The objective of Devon Fund is to seek current income and capital appreciation.

         Although each Fund will constantly strive to attain its objective, there can be no assurance that it will be obtained. The objective of each Fund cannot be changed without shareholder approval.

SUITABILITY
         Each Fund may be suitable for investors interested in long-term capital appreciation. Delaware Fund may be more suitable for investors wishing to expose a portion of their assets to fixed-income securities, while Devon Fund may be more suitable for investors seeking a greater emphasis on common stocks and securities convertible into common stocks. Investors in each Fund should be willing to accept the risks associated with investments in equity securities. Investors in Delaware Fund and, to a lesser extent, investors in Devon Fund should also be willing to accept the risks associated with investments in fixed-income securities. Net asset values may fluctuate in response to market conditions and, as a result, neither Fund is appropriate for a short-term investor.

         Ownership of Fund shares reduces the bookkeeping and administrative inconveniences connected with direct purchases of the types of securities in which the Funds invest.

         An investor should not consider a purchase of either Fund shares as equivalent to a complete investment program. The Delaware Group includes a family of funds, generally available through registered investment dealers, which may be used together to create a more complete investment program.

INVESTMENT STRATEGY
         Delaware Fund - As a "balanced" fund, Delaware Fund will generally invest at least 25% of its assets in fixed-income securities, including U.S. government securities and corporate bonds. The remainder of the Fund will be allocated to equity securities principally, including convertible securities, and also to cash and cash equivalents. A portion of the Fund's investment in certain convertible securities may be deemed fixed-income in nature for purposes of this 25% fixed-income allocation. The Fund may also invest in foreign securities.

         The Fund uses a dividend-oriented valuation strategy to select individual securities in which it will invest. In seeking capital appreciation, the Fund invests primarily in common stocks of established companies believed to have a potential for long-term capital growth. In seeking current income and preservation of capital, in addition to capital appreciation, the Fund invests in various types of fixed-income securities, including U.S. government and government agency securities and corporate bonds. The Fund generally invests in bonds that are rated in the top four grades by a nationally-recognized rating agency (e.g., Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Ratings Group ("S&P")) at the time of purchase, or, if unrated, are determined to be equivalent to the top four grades in the judgment of the Manager. The fourth grade is considered medium grade and may have some speculative characteristics. Typically, the maturity of the bonds will range between five and 30 years. The Fund may invest not more than 5% of its assets in convertible debentures rated below investment grade.

         The Fund will analyze existing and expected economic and market conditions and seek to identify those market sectors or individual securities that are expected to benefit from those conditions. Its appraisal of these

(DF/DVN-ABC)


economic conditions will determine the types of securities it will hold and the degree of investment emphasis placed upon capital appreciation and income.

         Devon Fund - Devon Fund will seek to achieve its objective by investing primarily in income-producing common stocks, with a focus on common stocks that the Manager believes have the potential for above average dividend increases over time. Under normal circumstances, the Fund will generally invest at least 65% of its total assets in dividend paying common stocks.

         In selecting stocks for the Fund, the Manager will focus primarily on dividend paying common stocks issued by companies with market capitalizations in excess of $100 million, but is not precluded from purchasing shares of companies with market capitalizations of less than $100 million. In seeking stocks with potential for above average dividend increases, the Manager will consider such factors as the historical growth rate of a dividend, the frequency of prior dividend increases, the issuing company's potential to generate cash flows, and the price/earnings multiple of the stock relative to the market. The Manager will generally avoid stocks that it believes are overvalued and may select stocks with current dividend yields that are lower than the current yield of the Standard & Poor's 500 Stock Index ("S&P 500") in exchange for anticipated dividend growth.

         While management believes that the Fund's objective may best be attained by investing in common stocks, the Fund may also invest in other securities including, but not limited to, convertible and preferred securities, rights and warrants to purchase common stock, and various types of fixed-income securities, such as U.S. government and government agency securities, corporate debt securities, and bank obligations, and may also engage in futures transactions. The Fund may invest in foreign securities.

                                  *     *     *

         For additional information about each Fund's investment policies and certain risks associated with investments in certain types of securities, see Other Investment Policies and Risk Considerations.

(DF/DVN-ABC)


THE DELAWARE DIFFERENCE

PLANS AND SERVICES
         The Delaware Difference is our commitment to provide you with superior information and quality service on your investments in the Delaware Group of funds.

SHAREHOLDER PHONE DIRECTORY

Investor Information Center
         800-523-4640
                  Fund Information; Literature; Price; Yield and Performance Figures

Shareholder Service Center
         800-523-1918
                  Information on Existing Regular Investment Accounts and Retirement Plan Accounts; Wire Investments; Wire Liquidations; Telephone Liquidations and Telephone Exchanges

Delaphone
         800-362-FUND
         (800-362-3863)

Performance Information
         You can call the Investor Information Center at any time for current performance information. Current yield and total return information may also be included in advertisements and information given to shareholders.
Yields are computed on an annual basis over a 30-day period.

Shareholder Services
         During business hours, you can call the Delaware Group's Shareholder Service Center. Our representatives can answer any questions about your account, the Funds, various service features and other funds in the Delaware Group.

Delaphone Service
         Delaphone is an account inquiry service for investors with Touch-Tone(R) phone service. It enables you to get information on your account faster than the mailed statements and confirmations. Delaphone also provides current performance information on the Funds, as well as other funds in the Delaware Group. Delaphone is available seven days a week, 24 hours a day.

Statements and Confirmations

         You will receive quarterly statements of your account summarizing all transactions during the period. A confirmation statement will be sent following all transactions other than those involving a reinvestment of dividends. You should examine statements and confirmations immediately and promptly report any discrepancy by calling the Shareholder Service Center.

(DF/DVN-ABC)


Duplicate Confirmations

         If your financial adviser or investment dealer is noted on your investment application, we will send a duplicate confirmation to him or her. This makes it easier for your adviser to help you manage your investments.

Tax Information
         Each year, Equity Funds I, Inc. will mail to you information on the tax status of your dividends and distributions.

Dividend Payments
         Dividends, capital gains and other distributions are automatically reinvested in your account, unless you elect to receive them in cash. You may also elect to have the dividends earned in one fund automatically invested in another Delaware Group fund with a different investment objective, subject to certain exceptions and limitations.

         For more information, see Additional Methods of Adding to Your Investment - Dividend Reinvestment Plan under How to Buy Shares or call the Shareholder Service Center.

MoneyLine Direct Deposit Service
         If you elect to have your dividends and distributions paid in cash and such dividends and distributions are in an amount of $25 or more, you may choose the MoneyLine Direct Deposit Service and have such payments transferred from your Fund account to your predesignated bank account. See Dividends and Distributions. In addition, you may elect to have your Systematic Withdrawal Plan payments transferred from your Fund account to your predesignated bank account through this service. See Systematic Withdrawal Plans under Redemption and Exchange. Your funds will normally be credited to your bank account two business days after the payment date. There are no fees for this service. You can initiate the MoneyLine Direct Deposit Service by completing an Authorization Agreement. If your name and address are not identical to the name and address on your Fund account, you must have your signature guaranteed.

Right of Accumulation

         With respect to Class A Shares, the Right of Accumulation feature allows you to combine the value of your current holdings of Class A Shares, Class B Shares and Class C Shares of a Fund with the dollar amount of new purchases of Class A Shares of a Fund to qualify for a reduced front-end sales charge on such purchases of Class A Shares. Under the Combined Purchases Privilege, you may also include certain shares that you own in other funds in the Delaware Group. See Classes of Shares.

Letter of Intention

         The Letter of Intention feature permits you to obtain a reduced front-end sales charge on purchases of Class A Shares by aggregating certain of your purchases of Delaware Group fund shares over a 13-month period. See Classes of Shares and Part B.

12-Month Reinvestment Privilege

         The 12-Month Reinvestment Privilege permits you to reinvest proceeds from a redemption of Class A Shares, within one year of the date of the redemption, without paying a front-end sales charge. See Part B.

(DF/DVN-ABC)


Exchange Privilege
         The Exchange Privilege permits shareholders to exchange all or part of their shares into shares of other funds in the Delaware Group, subject to certain exceptions and limitations. For additional information on exchanges, see Investing by Exchange under How to Buy Shares and Redemption and Exchange.

Wealth Builder Option
         You may elect to invest in the Funds through regular liquidations of shares in your accounts in other funds in the Delaware Group. Investments under this feature are exchanges and are therefore subject to the same conditions and limitations as other exchanges of Fund shares. See Additional Methods of Adding to Your Investment - Wealth Builder Option and Investing by Exchange under How to Buy Shares, and Redemption and Exchange.

Delaware Group Asset Planner

         Delaware Group Asset Planner is an asset allocation service that gives you, working with a professional financial adviser, the ability to more easily design and maintain investments in a diversified selection of Delaware Group mutual funds. The Asset Planner service offers a choice of four predesigned allocation strategies (each with a different risk/reward profile) made up of separate investments in predetermined percentages of Delaware Group funds. With the guidance of a financial adviser, you may also tailor an allocation strategy that meets your personal needs and goals. See How to Buy Shares.

Financial Information about the Funds
         Each fiscal year, you will receive an audited annual report and an unaudited semi-annual report. These reports provide detailed information about each Fund's investments and performance. Equity Funds I, Inc.'s fiscal year ends on October 31.

(DF/DVN-ABC)


RETIREMENT PLANNING

         An investment in a Fund may be suitable for tax-deferred retirement plans. Among the retirement plans noted below, Class B Shares are available for investment only by Individual Retirement Accounts, Simplified Employee Pension Plans, 457 Deferred Compensation Plans and 403(b)(7) Deferred Compensation Plans.

         Retirement plans may be subject to plan establishment fees, annual maintenance fees and/or other administrative or trustee fees. Fees are based upon the number of participants in the plan as well as the services selected. Additional information about fees is included in retirement plan materials. Fees are quoted upon request.

         Certain shareholder investment services available to non-retirement plan shareholders may not be available to retirement plan shareholders. Certain retirement plans may qualify to purchase Delaware Fund Institutional Class or Devon Fund Institutional Class. For additional information on any of the plans and Delaware's retirement services, call the Shareholder Service Center or see Part B.

Individual Retirement Account ("IRA")
         Individuals, even if they participate in an employer-sponsored retirement plan, may establish their own retirement program for investments in each of the Classes. Contributions to an IRA may be tax-deductible and earnings are tax-deferred. Under the Tax Reform Act of 1986, the tax deductibility of IRA contributions is restricted, and in some cases eliminated, for individuals who participate in certain employer-sponsored retirement plans and whose annual income exceeds certain limits. Existing IRAs and future contributions up to the IRA maximums, whether deductible or not, still earn on a tax-deferred basis.

Simplified Employee Pension Plan ("SEP/IRA")
         A SEP/IRA may be established by an employer who wishes to sponsor a tax-sheltered retirement program by making contributions on behalf of all eligible employees. Each of the Classes is available for investment by a SEP/IRA.

Salary Reduction Simplified Employee Pension Plan ("SAR/SEP")


         New SAR/SEP plans may not be established after December 31, 1996. Employers must have no more than 25 eligible employees to maintain an existing SEP/IRA that permits salary deferral contributions. An employer may also elect to make additional contributions to this plan. Class B Shares are not available for purchase by such plans.


403(b)(7) Deferred Compensation Plan
         Permits employees of public school systems or of certain types of non-profit organizations to enter into a deferred compensation arrangement for the purchase of shares of each of the Classes.

457 Deferred Compensation Plan
         Permits employees of state and local governments and certain other entities to enter into a deferred compensation arrangement for the purchase of shares of each of the Classes.

(DF/DVN-ABC)


Prototype Profit Sharing or Money Purchase Pension Plan
         Offers self-employed individuals, partnerships and corporations a tax-qualified plan which provides for the investment of contributions in Class A Shares or Class C Shares. Class B Shares are not available for purchase by such plans.

Prototype 401(k) Defined Contribution Plan
         Permits employers to establish a tax-qualified plan based on salary deferral contributions for investment in Class A Shares or Class C Shares. Class B Shares are not available for purchase by such plans.

Allied Plans

         Class A Shares are available for purchase by participants in certain 401(k) Defined Contribution Plans ("Allied Plans") which are made available under a joint venture agreement between the Distributor and another institution through which mutual funds are marketed and which allow investments in Class A Shares of designated Delaware Group funds ("eligible Delaware Group fund shares"), as well as shares of designated classes of non-Delaware Group funds ("eligible non-Delaware Group fund shares"). Class B Shares and Class C Shares are not eligible for purchase by Allied Plans.

         With respect to purchases made in connection with an Allied Plan, the value of eligible Delaware Group and eligible non-Delaware Group fund shares held by the Allied Plan may be combined with the dollar amount of new purchases by that Allied Plan to obtain a reduced front-end sales charge on additional purchases of eligible Delaware Group fund shares. See Front-End Sales Charge Alternative - Class A Shares under Classes of Shares.

         Participants in Allied Plans may exchange all or part of their eligible Delaware Group fund shares for other eligible Delaware Group fund shares or for eligible non-Delaware Group fund shares at net asset value without payment of a front-end sales charge. However, exchanges of eligible fund shares, both Delaware Group and non-Delaware Group, which were not subject to a front end sales charge, will be subject to the applicable sales charge if exchanged for eligible Delaware Group fund shares to which a sales charge applies. No sales charge will apply if the eligible fund shares were previously acquired through the exchange of eligible shares on which a sales charge was already paid or through the reinvestment of dividends. See Investing by Exchange.

         A dealer's commission may be payable on purchases of eligible Delaware Group fund shares under an Allied Plan. In determining a financial adviser's eligibility for a dealer's commission on net asset value purchases of eligible Delaware Group fund shares in connection with Allied Plans, all participant holdings in the Allied Plan will be aggregated. See Front-End Sales Charge Alternative - Class A Shares under Classes of Shares.

(DF/DVN-ABC)


         The Limited CDSC is applicable to redemptions of net asset value purchases from an Allied Plan on which a dealer's commission has been paid. Waivers of the Limited CDSC, as described under Waiver of Limited Contingent Deferred Sales Charge - Class A Shares under Redemption and Exchange, apply to redemptions by participants in Allied Plans except in the case of exchanges between eligible Delaware Group and non-Delaware Group fund shares. When eligible Delaware Group fund shares are exchanged into eligible non-Delaware Group fund shares, the Limited CDSC will be imposed at the time of the exchange, unless the joint venture agreement specifies that the amount of the Limited CDSC will be paid by the financial adviser or selling dealer. See Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value under Redemption and Exchange.

(DF/DVN-ABC)


CLASSES OF SHARES

Alternative Purchase Arrangements
         Shares may be purchased at a price equal to the next determined net asset value per share, subject to a sales charge which may be imposed, at the election of the purchaser, at the time of the purchase for Class A Shares ("front-end sales charge alternative"), or on a contingent deferred basis for Class B Shares ("deferred sales charge alternative") or Class C Shares ("level sales charge alternative").

         Class A Shares. An investor who elects the front-end sales charge alternative acquires Class A Shares, which incur a sales charge when they are purchased, but generally are not subject to any sales charge when they are redeemed. Class A Shares are subject to annual 12b-1 Plan expenses of up to a maximum of 0.30% of average daily net assets of such shares. Certain purchases of Class A Shares qualify for reduced front-end sales charges. See Front-End Sales Charge Alternative - Class A Shares, below. See also Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value under Redemption and Exchange and Distribution (12b-1) and Service under Management of the Funds.

         Class B Shares. An investor who elects the deferred sales charge alternative acquires Class B Shares, which do not incur a front-end sales charge when they are purchased, but are subject to a contingent deferred sales charge if they are redeemed within six years of purchase. Class B Shares are subject to annual 12b-1 Plan expenses of up to a maximum of 1% (0.25% of which are service fees to be paid to the Distributor, dealers or others for providing personal service and/or maintaining shareholder accounts) of average daily net assets of such shares for approximately eight years after purchase. Class B Shares permit all of the investor's dollars to work from the time the investment is made. The higher 12b-1 Plan expenses paid by Class B Shares will cause such shares to have a higher expense ratio and to pay lower dividends than Class A Shares. At the end of approximately eight years after purchase, the Class B Shares will automatically be converted into Class A Shares and, thereafter, for the remainder of the life of the investment, the annual 0.30% 12b-1 Plan fee for the Class A Shares will apply. See Automatic Conversion of Class B Shares, below.

         Class C Shares. An investor who elects the level sales charge alternative acquires Class C Shares, which do not incur a front-end sales charge when they are purchased, but are subject to a contingent deferred sales charge if they are redeemed within 12 months of purchase. Class C Shares are subject to annual 12b-1 Plan expenses of up to a maximum of 1% (0.25% of which are service fees to be paid to the Distributor, dealers or others for providing personal service and/or maintaining shareholder accounts) of average daily net assets of such shares for the life of the investment. The higher 12b-1 Plan expenses paid by Class C Shares will cause such shares to have a higher expense ratio and to pay lower dividends than Class A Shares. Unlike Class B Shares, Class C Shares do not convert to another class.

         The alternative purchase arrangements described above permit investors to choose the method of purchasing shares that is most suitable given the amount of their purchase, the length of time they expect to hold their shares and other relevant circumstances. Investors should determine whether, given their particular circumstances, it is more advantageous to purchase Class A Shares and incur a front-end sales charge, purchase Class B Shares and have the entire initial purchase amount invested in a Fund with their investment being subject to a CDSC if they redeem shares within six years of purchase, or purchase Class

(DF/DVN-ABC)


C Shares and have the entire initial purchase amount invested in a Fund with their investment being subject to a CDSC if they redeem shares within 12 months of purchase. In addition, investors should consider the level of annual 12b-1 Plan expenses applicable to each Class. The higher 12b-1 Plan expenses on Class B Shares and Class C Shares will be offset to the extent a return is realized on the additional money initially invested upon the purchase of such shares. However, there can be no assurance as to the return, if any, that will be realized on such additional money. In comparing Class B Shares to Class C Shares, investors should also consider the desirability of an automatic conversion feature, which is available only for Class B Shares.

         Prospective investors should refer to Appendix A--Investment Illustrations in this Prospectus for an illustration of the potential effect that each of the purchase options may have on a long-term shareholder's investment.

         For the distribution and related services provided to, and the expenses borne on behalf of, the Funds, the Distributor and others will be paid, in the case of the Class A Shares, from the proceeds of the front-end sales charge and 12b-1 Plan fees and, in the case of the Class B Shares and the Class C Shares, from the proceeds of the 12b-1 Plan fees and, if applicable, the CDSC incurred upon redemption. Financial advisers may receive different compensation for selling Class A, Class B and Class C Shares. Investors should understand that the purpose and function of the respective 12b-1 Plans and the CDSCs applicable to Class B Shares and Class C Shares are the same as those of the 12b-1 Plan and the front-end sales charge applicable to Class A Shares in that such fees and charges are used to finance the distribution of the respective Classes. See 12b-1 Distribution Plans - Class A, Class B and Class C Shares.

         Dividends paid on Class A, Class B and Class C Shares, to the extent any dividends are paid, will be calculated in the same manner, at the same time, on the same day and will be in the same amount, except that the additional amount of 12b-1 Plan expenses relating to Class B Shares and Class C Shares will be borne exclusively by such shares. See Calculation of Offering Price and Net Asset Value Per Share.

         The NASD has adopted certain rules relating to investment company sales charges. Equity Funds I, Inc. and the Distributor intend to operate in compliance with these rules.

Front-End Sales Charge Alternative - Class A Shares

         Class A Shares may be purchased at the offering price, which reflects a maximum front-end sales charge of 4.75%. See Calculation of Offering Price and Net Asset Value Per Share.

         Purchases of $100,000 or more carry a reduced front-end sales charge as shown in the following table.

(DF/DVN-ABC)


                  Delaware Fund A Class and Devon Fund A Class
---------------------------------------------------------------------------------------------------

                                                                                   Dealer's
                                        Front-End Sales Charge as % of           Commission***
                                                                                   as % of
                                Offering                                          Offering
Amount of Purchase                Price          Amount Invested**                 Price
---------------------------------------------------------------------------------------------------

                                                Delaware         Devon
                                                  Fund           Fund
Less than $100,000               4.75%           4.99%           5.00%             4.00%

$100,000 but
under $250,000                   3.75%           3.90%           3.90%             3.00%

$250,000 but
under $500,000                   2.50%           2.59%           2.53%             2.00%

$500,000 but
under $1,000,000*                2.00%           2.02%           2.05%             1.60%


  * There is no front-end sales charge on purchases of Class A Shares of $1 million or more but, under certain limited circumstances, a 1% Limited CDSC may apply upon redemption of such shares.

 ** Based upon the net asset value per share of the respective Class A Shares as of the end of Equity Funds I, Inc.'s most recent fiscal year.

*** Financial institutions or their affiliated brokers may receive an agency transaction fee in the percentages set forth above.
--------------------------------------------------------------------------------


         A Fund must be notified when a sale takes place which would qualify for the reduced front-end sales charge on the basis of previous or current purchases. The reduced front-end sales charge will be granted upon confirmation of the shareholder's holdings by such Fund. Such reduced front-end sales charges are not retroactive.

         From time to time, upon written notice to all of its dealers, the Distributor may hold special promotions for specified periods during which the Distributor may reallow to dealers up to the full amount of the front-end sales charge shown above. In addition, certain dealers who enter into an agreement to provide extra training and information on Delaware Group products and services and who increase sales of Delaware Group funds may receive an additional commission of up to 0.15% of the offering price. Dealers who receive 90% or more of the sales charge may be deemed to be underwriters under the Securities Act of 1933.

--------------------------------------------------------------------------------

(DF/DVN-ABC)


         For initial purchases of Class A Shares of $1,000,000 or more, a dealer's commission may be paid by the Distributor to financial advisers through whom such purchases are made in accordance with the following schedule:

                                                       Dealer's Commission
                                                       (as a percentage of
         Amount of Purchase                             amount purchased)

         Up to $2 million                                      1.00%
         Next $1 million up to $3 million                      0.75
         Next $2 million up to $5 million                      0.50
         Amount over $5 million                                0.25

         In determining a financial adviser's eligibility for the dealer's commission, purchases of Class A Shares of other Delaware Group funds as to which a Limited CDSC applies may be aggregated with those of the Class A Shares of a Fund. Financial advisers also may be eligible for a dealer's commission in connection with certain purchases made under a Letter of Intention or pursuant to an investor's Right of Accumulation. Financial advisers should contact the Distributor concerning the applicability and calculation of the dealer's commission in the case of combined purchases.

         An exchange from other Delaware Group funds will not qualify for payment of the dealer's commission, unless a dealer's commission or similar payment has not been previously paid on the assets being exchanged. The schedule and program for payment of the dealer's commission are subject to change or termination at any time by the Distributor at its discretion.

         Redemptions of Class A Shares purchased at net asset value may result in the imposition of a Limited CDSC if the dealer's commission described above was paid in connection with the purchase of those shares. See Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value under Redemption and Exchange.

Combined Purchases Privilege

         By combining your holdings of Class A Shares with your holdings of Class B Shares and/or Class C Shares of a Fund and shares of other funds in the Delaware Group, except those noted below, you can reduce the front-end sales charges on any additional purchases of Class A Shares. Shares of Delaware Group Premium Fund, Inc. beneficially owned in connection with ownership of variable insurance products may be combined with other Delaware Group fund holdings. Shares of other funds that do not carry a front-end sales charge or CDSC may not be included unless they were acquired through an exchange from a Delaware Group fund that does carry a front-end sales charge or CDSC.

         This privilege permits you to combine your purchases and holdings with those of your spouse, your children under 21 and any trust, fiduciary or retirement account for the benefit of such family members.

(DF/DVN-ABC)


         It also permits you to use these combinations under a Letter of Intention. A Letter of Intention allows you to make purchases over a 13-month period and qualify the entire purchase for a reduction in front-end sales charges on Class A Shares.

         Combined purchases of $1,000,000 or more, including certain purchases made at net asset value pursuant to a Right of Accumulation or under a Letter of Intention, may result in the payment of a dealer's commission and the applicability of a Limited CDSC. Investors should consult their financial advisers or the Shareholder Service Center about the operation of these features. See Front-End Sales Charge Alternative Class A Shares, above.

Buying Class A Shares at Net Asset Value
         Class A Shares of a Fund may be purchased at net asset value under the Delaware Group Dividend Reinvestment Plan and, under certain circumstances, the Exchange Privilege and the 12-Month Reinvestment Privilege. See The Delaware Difference and Redemption and Exchange for additional information.

         Purchases of Class A Shares may be made at net asset value by current and former officers, directors and employees (and members of their families) of the Manager, any affiliate, any of the funds in the Delaware Group, certain of their agents and registered representatives and employees of authorized investment dealers and by employee benefit plans for such entities. Individual purchases, including those in retirement accounts, must be for accounts in the name of the individual or a qualifying family member.

         Purchases of Class A Shares may also be made by clients of registered representatives of an authorized investment dealer at net asset value within 12 months after the registered representative changes employment, if the purchase is funded by proceeds from an investment where a front-end sales charge, contingent deferred sales charge or other sales charge has been assessed. Purchases of Class A Shares may also be made at net asset value by bank employees who provide services in connection with agreements between the bank and unaffiliated brokers or dealers concerning sales of shares of Delaware Group funds. In addition, purchases of Class A Shares may be made by financial institutions investing for the account of their trust customers when they are not eligible to purchase shares of a Fund's institutional class. Officers, directors and key employees of institutional clients of the Manager or any of its affiliates may purchase Class A Shares at net asset value. Moreover, purchases may be effected at net asset value for the benefit of the clients of brokers, dealers and registered investment advisers affiliated with a broker or dealer, if such broker, dealer or investment adviser has entered into an agreement with the Distributor providing specifically for the purchase of Class A Shares in connection with special investment products, such as wrap accounts or similar fee based programs.

         Investments in Class A Shares made by plan level and/or participant retirement accounts that are for the purpose of repaying a loan taken from such accounts will be made at net asset value. Loan repayments made to a Delaware Group account in connection with loans originated from accounts previously maintained by another investment firm will also be invested at net asset value.

         A Fund must be notified in advance that an investment qualifies for purchase at net asset value.

Group Investment Plans
         Group Investment Plans (e.g., SEP/IRA, SAR/SEP, Prototype Profit Sharing, Pension and 401(k) Defined Contribution Plans) may benefit from the reduced front-end sales charges available on Class A Shares set forth in the table on page , based on total plan assets. In addition, 403(b)(7) and 457

(DF/DVN-ABC)


Retirement Plan Accounts may benefit from a reduced front-end sales charge on Class A Shares based on the total amount invested by all participants in the plan by satisfying the following criteria: (i) the employer for which the plan was established has 250 or more eligible employees and the plan lists only one broker of record, or (ii) the plan includes employer contributions and the plan lists only one broker of record. If a company has more than one plan investing in the Delaware Group of funds, then the total amount invested in all plans will be aggregated to determine the applicable front-end sales charge reduction on each purchase, both initial and subsequent, if, at the time of each such purchase, the company notifies the Fund in which it is investing that it qualifies for the reduction. Employees participating in such Group Investment Plans may also combine the investments held in their plan account to determine the front-end sales charge applicable to purchases in non-retirement Delaware Group investment accounts if, at the time of each such purchase, they notify the Fund in which they are investing that they are eligible to combine purchase amounts held in their plan account.

         For additional information on retirement plans, including plan forms, applications, minimum investments and any applicable account maintenance fees, contact your investment dealer or the Distributor.

         For other retirement plans and special services, see Retirement
Planning.

Deferred Sales Charge Alternative - Class B Shares

         Class B Shares may be purchased at net asset value without a front-end sales charge and, as a result, the full amount of the investor's purchase payment will be invested in Fund shares. The Distributor currently anticipates compensating dealers or brokers for selling Class B Shares at the time of purchase from its own assets in an amount equal to no more than 4% of the dollar amount purchased. In addition, from time to time, upon written notice to all of its dealers, the Distributor may hold special promotions for specified periods during which the Distributor may pay additional compensation to dealers or brokers for selling Class B Shares at the time of purchase. As discussed below, however, Class B Shares are subject to annual 12b-1 Plan expenses and, if redeemed within six years of purchase, a CDSC.

         Proceeds from the CDSC and the annual 12b-1 Plan fees are paid to the Distributor and others for providing distribution and related services, and bearing related expenses, in connection with the sale of Class B Shares. These payments support the compensation paid to dealers or brokers for selling Class B Shares. Payments to the Distributor and others under the Class B 12b-1 Plan may be in an amount equal to no more than 1% annually. The combination of the CDSC and the proceeds of the 12b-1 Plan fees makes it possible for a Fund to sell Class B Shares without deducting a front-end sales charge at the time of purchase.

         Holders of Class B Shares who exercise the exchange privilege described below will continue to be subject to the CDSC schedule for the Class B Shares described in this Prospectus, even after the exchange. Such CDSC schedule may be higher than the CDSC schedule for the Class B Shares acquired as a result of the exchange. See Redemption and Exchange.

(DF/DVN-ABC)


Automatic Conversion of Class B Shares

         Class B Shares, other than shares acquired through reinvestment of dividends, held for eight years after purchase are eligible for automatic conversion into Class A Shares. Conversions of Class B Shares into Class A Shares will occur only four times in any calendar year, on the last business day of the second full week of March, June, September and December (each, a "Conversion Date"). If the eighth anniversary after a purchase of Class B Shares falls on a Conversion Date, an investor's Class B Shares will be converted on that date. If the eighth anniversary occurs between Conversion Dates, an investor's Class B Shares will be converted on the next Conversion Date after such anniversary. Consequently, if a shareholder's eighth anniversary falls on the day after a Conversion Date, that shareholder will have to hold Class B Shares for as long as three additional months after the eighth anniversary of purchase before the shares will automatically convert into Class A Shares.

         Class B Shares of a fund acquired through a reinvestment of dividends will convert to the corresponding Class A Shares of that fund (or, in the case of Delaware Group Cash Reserve, Inc., the Delaware Cash Reserve Consultant Class) pro-rata with Class B Shares of that fund not acquired through dividend reinvestment.

         All such automatic conversions of Class B Shares will constitute tax-free exchanges for federal income tax purposes. See Taxes.

Level Sales Charge Alternative - Class C Shares

         Class C Shares may be purchased at net asset value without a front-end sales charge and, as a result, the full amount of the investor's purchase payment will be invested in Fund shares. The Distributor currently anticipates compensating dealers or brokers for selling Class C Shares at the time of purchase from its own assets in an amount equal to no more than 1% of the dollar amount purchased. As discussed below, however, Class C Shares are subject to annual 12b-1 Plan expenses and, if redeemed within 12 months of purchase, a CDSC.

         Proceeds from the CDSC and the annual 12b-1 Plan fees are paid to the Distributor and others for providing distribution and related services, and bearing related expenses, in connection with the sale of Class C Shares. These payments support the compensation paid to dealers or brokers for selling Class C Shares. Payments to the Distributor and others under the Class C 12b-1 Plan may be in an amount equal to no more than 1% annually.

         Holders of Class C Shares who exercise the exchange privilege described below will continue to be subject to the CDSC schedule for the Class C Shares as described in this Prospectus. See Redemption and Exchange.

Contingent Deferred Sales Charge - Class B Shares and Class C Shares

         Class B Shares redeemed within six years of purchase may be subject to a CDSC at the rates set forth below and Class C Shares redeemed within 12 months of purchase may be subject to a CDSC of 1%. CDSCs are charged as a percentage of the dollar amount subject to the CDSC. The charge will be assessed on an amount equal to the lesser of the net asset value at the time of purchase of the shares being redeemed or the net asset value of those shares at the time of redemption. No CDSC will be imposed on increases in net asset value above the initial purchase price, nor will a CDSC be assessed on redemptions

(DF/DVN-ABC)


of shares acquired through reinvestments of dividends or capital gains distributions. For purposes of this formula, the "net asset value at the time of purchase" will be the net asset value at purchase of the Class B Shares or the Class C Shares of a Fund, even if those shares are later exchanged for shares of another Delaware Group fund. In the event of an exchange of the shares, the "net asset value of such shares at the time of redemption" will be the net asset value of the shares that were acquired in the exchange.

         The following table sets forth the rates of the CDSC for the Class B Shares of the Funds:

                                                          Contingent Deferred
                                                          Sales Charge (as a
                                                             Percentage of
                                                             Dollar Amount
         Year After Purchase Made                         Subject to Charge)

                    0-2                                           4%
                    3-4                                           3%
                    5                                             2%
                    6                                             1%
                    7 and thereafter                            None

During the seventh year after purchase and, thereafter, until converted automatically into Class A Shares, Class B Shares will still be subject to the annual 12b-1 Plan expenses of up to 1% of average daily net assets of those shares. See Automatic Conversion of Class B Shares, above. Investors are reminded that the Class A Shares into which the Class B Shares will convert are subject to ongoing annual 12b-1 Plan expenses of up to a maximum of 0.30% of average daily net assets of such shares.

         In determining whether a CDSC applies to a redemption of Class B Shares, it will be assumed that shares held for more than six years are redeemed first, followed by shares acquired through the reinvestment of dividends or distributions, and finally by shares held longest during the six-year period. With respect to Class C Shares, it will be assumed that shares held for more than 12 months are redeemed first followed by shares acquired through the reinvestment of dividends or distributions, and finally by shares held for 12 months or less.

         All investments made during a calendar month, regardless of what day of the month the investment occurred, will age one month on the last day of that month and each subsequent month.

         The CDSC is waived on certain redemptions of Class B Shares and Class C Shares. See Waiver of Contingent Deferred Sales Charge - Class B and Class C Shares under Redemption and Exchange.

Other Payments to Dealers -- Class A, Class B and Class C Shares

         From time to time at the discretion of the Distributor, all registered broker/dealers whose aggregate sales of the Classes exceed certain limits, as set by the Distributor, may receive from the Distributor an additional payment of up to 0.25% of the dollar amount of such sales. The Distributor may also provide additional promotional incentives or payments to dealers that sell shares of the Delaware Group of funds. In some instances, these incentives or payments may be offered only to certain dealers who maintain, have sold or may sell certain amounts of shares.

(DF/DVN-ABC)


         Subject to pending amendments to the NASD's Rules of Fair Practice, in connection with the promotion of Delaware Group fund shares, the Distributor may, from time to time, pay to participate in dealer-sponsored seminars and conferences, reimburse dealers for expenses incurred in connection with preapproved seminars, conferences and advertising and may, from time to time, pay or allow additional promotional incentives to dealers, which shall include non-cash concessions, such as certain luxury merchandise or a trip to or attendance at a business or investment seminar at a luxury resort, as part of preapproved sales contests. Payment of non-cash compensation to dealers is currently under review by the NASD and the Securities and Exchange Commission. It is likely that the NASD's Rules of Fair Practice will be amended such that the ability of the Distributor to pay non-cash compensation as described above will be restricted in some fashion. The Distributor intends to comply with the NASD's Rules of Fair Practice as they may be amended.

Delaware Fund Institutional Class and Devon Fund Institutional Class

         In addition to offering the Class A, Class B and Class C Shares, Delaware Fund also offers Delaware Fund Institutional Class and Devon Fund also offers Devon Fund Institutional Class, which are described in a separate prospectus and are available for purchase only by certain investors. Delaware Fund Institutional Class and Devon Fund Institutional Class shares generally are distributed directly by the Distributor and do not have a front-end sales charge, a CDSC or a Limited CDSC, and are not subject to 12b-1 Plan distribution expenses. To obtain the prospectus that describes Delaware Fund Institutional Class and Devon Fund Institutional Class, contact the Distributor by writing to the address or by calling the telephone number listed on the back of this Prospectus.

(DF/DVN-ABC)


HOW TO BUY SHARES

Purchase Amounts
         Generally, the minimum initial purchase is $1,000 for Class A Shares, Class B Shares and Class C Shares. Subsequent purchases of shares of any Class generally must be $100 or more. For purchases under a Uniform Gifts to Minors Act or Uniform Transfers to Minors Act or through an Automatic Investing Plan, there is a minimum initial purchase of $250 and a minimum subsequent purchase of $25. Minimum purchase requirements do not apply to retirement plans other than IRAs, for which there is a minimum initial purchase of $250, and a minimum subsequent purchase of $25, regardless of which Class is selected.

         There is a maximum purchase limitation of $250,000 on each purchase of Class B Shares. For Class C Shares, each purchase must be in an amount that is less than $1,000,000. An investor may exceed these maximum purchase limitations by making cumulative purchases over a period of time. In doing so, an investor should keep in mind that reduced front-end sales charges are available on investments of $100,000 or more in Class A Shares, and that Class A Shares (i) are subject to lower annual 12b-1 Plan expenses than Class B Shares and Class C Shares and (ii) generally are not subject to a CDSC. For retirement plans, the maximum purchase limitations apply only to the initial purchase of Class B Shares or Class C Shares by the plan.

Investing through Your Investment Dealer

         You can make a purchase of shares of the Funds through most investment dealers who, as part of the service they provide, must transmit orders promptly. They may charge for this service. If you want a dealer but do not have one, the Delaware Group can refer you to one.

Investing by Mail
1. Initial Purchases--An Investment Application or, in the case of a retirement account, an appropriate retirement plan application, must be completed, signed and sent with a check, payable to the specific Fund and Class selected to Delaware Group at 1818 Market Street, Philadelphia, PA 19103.

2. Subsequent Purchases--Additional purchases may be made at any time by mailing a check payable to the specific Fund and Class selected. Your check should be identified with your name(s) and account number. An investment slip (similar to a deposit slip) is provided at the bottom of transaction confirmations and dividend statements that you will receive from Equity Funds I, Inc. Use of this investment slip can help expedite processing of your check when making additional purchases. Your investment may be delayed if you send additional purchases by certified mail.

Investing by Wire

         You may purchase shares by requesting your bank to transmit funds by wire to CoreStates Bank, N.A., ABA #031000011, account number 1412893401 (include your name(s) and your account number for the Class in which you are investing).

(DF/DVN-ABC)


1. Initial Purchases--Before you invest, telephone the Shareholder Service Center to get an account number. If you do not call first, processing of your investment may be delayed. In addition, you must promptly send your Investment Application or, in the case of a retirement account, an appropriate retirement plan application, to the specific Fund and Class selected, to Delaware Group at 1818 Market Street, Philadelphia, PA 19103.

2. Subsequent Purchases--You may make additional investments anytime by wiring funds to CoreStates Bank, N.A., as described above. You should advise the Shareholder Service Center by telephone of each wire you send.

         If you want to wire investments to a retirement plan account, call the Shareholder Service Center for special wiring instructions.

Investing by Exchange

         If you have an investment in another mutual fund in the Delaware Group, you may write and authorize an exchange of part or all of your investment into shares of a Fund. If you wish to open an account by exchange, call the Shareholder Service Center for more information. All exchanges are subject to the eligibility and minimum purchase requirements set forth in each fund's prospectus.

         Holders of Class A Shares of a Fund may exchange all or part of their shares for certain of the shares of other funds in the Delaware Group, including other Class A Shares, but may not exchange their Class A Shares for Class B Shares or Class C Shares of the Fund or of any other fund in the Delaware Group. Holders of Class B Shares of a Fund are permitted to exchange all or part of their Class B Shares only into Class B Shares of other Delaware Group funds. Similarly, holders of Class C Shares of a Fund are permitted to exchange all or part of their Class C Shares only into Class C Shares of other Delaware Group funds. See Appendix B--Classes Offered for a list of Delaware Group funds and the classes they offer. Class B Shares of a Fund and Class C Shares of a Fund acquired by exchange will continue to carry the CDSC and, in the case of Class B Shares, the automatic conversion schedule of the fund from which the exchange is made. The holding period of Class B Shares of a Fund acquired by exchange will be added to that of the shares that were exchanged for purposes of determining the time of the automatic conversion into Class A Shares of that Fund.

         Permissible exchanges into Class A Shares of a Fund will be made without a front-end sales charge, except for exchanges of shares that were not previously subject to a front-end sales charge (unless such shares were acquired through the reinvestment of dividends). Permissible exchanges into Class B Shares or Class C Shares of a Fund will be made without the imposition of a CDSC by the fund from which the exchange is being made at the time of the exchange.

         See Allied Plans under Retirement Planning for information on exchanges by participants in an Allied Plan.

(DF/DVN-ABC)


Additional Methods of Adding to Your Investment
         Call the Shareholder Service Center for more information if you wish to use the following services:

1.       Automatic Investing Plan

         The Automatic Investing Plan enables you to make regular monthly investments without writing or mailing checks. You may authorize Equity Funds I, Inc. to transfer a designated amount monthly from your checking account to your Fund account. Many shareholders use this as an automatic savings plan. Shareholders should allow a reasonable amount of time for initial purchases and changes to these plans to become effective.

         This option is not available to participants in the following plans:
SAR/SEP, SEP/IRA, Profit Sharing and Money Purchase Pension Plans, 401(k) Defined Contribution Plans, 403(b)(7) Deferred Compensation Plans or 457 Deferred Compensation Plans.

2.       Direct Deposit
         You may have your employer or bank make regular investments directly to your account for you (for example: payroll deduction, pay by phone, annuity payments). Each Fund also accepts preauthorized recurring government and private payments by Electronic Fund Transfer, which avoids mail time and check clearing holds on payments such as social security, federal salaries, Railroad Retirement benefits, etc.

                               *     *     *

         Should investments through an automatic investing plan or by direct deposit be reclaimed or returned for some reason, Equity Funds I, Inc. has the right to liquidate your shares to reimburse the government or transmitting bank. If there are insufficient funds in your account, you are obligated to reimburse the Fund.

3.       Wealth Builder Option
         You can use our Wealth Builder Option to invest in a Fund through regular liquidations of shares in your accounts in other funds in the Delaware Group. You may also elect to invest in other mutual funds in the Delaware Group through the Wealth Builder Option through regular liquidations of shares in your Fund account.

         Under this automatic exchange program, you can authorize regular monthly amounts (minimum of $100 per fund) to be liquidated from your account in one or more funds in the Delaware Group and invested automatically into any other Delaware Group account that you may specify. If in connection with the election of the Wealth Builder Option, you wish to open a new account to receive the automatic investment, such new account must meet the minimum initial purchase requirements described in the prospectus of the fund that you select. All investments under this option are exchanges and are therefore subject to the same conditions and limitations as other exchanges noted above. You can terminate your participation at any time by written notice to the fund from which the exchanges are made. See Redemption and Exchange.

(DF/DVN-ABC)


         This option is not available to participants in the following plans:
SAR/SEP, SEP/IRA, Profit Sharing and Money Purchase Pension Plans, 401(k) Defined Contribution Plans, 403(b)(7) Deferred Compensation Plans or 457 Deferred Compensation Plans.

4.       Dividend Reinvestment Plan
         You can elect to have your distributions (capital gains and/or dividend income) paid to you by check or reinvested in your account. Or, you may invest your distributions in certain other funds in the Delaware Group, subject to the exceptions noted below as well as the eligibility and minimum purchase requirements set forth in each fund's prospectus.

         Reinvestments of distributions into Class A Shares of a Fund or of other Delaware Group funds are made without a front-end sales charge. Reinvestments of distributions into Class B Shares of a Fund or of other Delaware Group funds or into Class C Shares of a Fund or of other Delaware Group funds are also made without any sales charge and will not be subject to a CDSC if later redeemed. See Automatic Conversion of Class B Shares under Classes of Shares for information concerning the automatic conversion of Class B Shares acquired by reinvesting dividends.

         Distributions for capital gains and/or dividends for participants in the following retirement plans are automatically reinvested into the same Delaware Group Fund: SAR/SEP, SEP/IRA, Profit Sharing, Money Purchase Pension, 401(k), 403 (b)(7), or 457 Plans.

         Holders of Class A Shares of a Fund may not reinvest their distributions into Class B Shares or Class C Shares of any fund in the Delaware Group, including the Funds. Holders of Class B Shares of a Fund may reinvest their distributions only into Class B Shares of the funds in the Delaware Group which offer that class of shares. Similarly, holders of Class C Shares of a Fund may reinvest their distributions only into Class C Shares of the funds in the Delaware Group which offer that class of shares. See Appendix B--Classes Offered for a list of the funds offering those classes of shares. For more information about reinvestments, call the Shareholder Service Center.

Delaware Group Asset Planner
         To invest in Delaware Group funds using the Delaware Group Asset Planner asset allocation service, you should complete a Delaware Group Asset Planner Account Registration Form, which is available only from a financial adviser or investment dealer. As previously described, the Delaware Group Asset Planner service offers a choice of four predesigned asset allocation strategies (each with a different risk/reward profile) in predetermined percentages in Delaware Group funds. Or, with the help of a financial adviser, you may design a customized asset allocation strategy.

         The sales charge on an investment through the Asset Planner service is determined by the individual sales charges of the underlying funds and their percentage allocation in the selected Strategy. Exchanges from existing Delaware Group accounts into the Asset Planner service may be made at net asset value under the circumstances described under Investing by Exchange, above. The minimum initial investment per Strategy is $2,000; subsequent investments must be at least $100. Individual fund minimums do not apply to investments made using the Asset Planner service. Class A, Class B and Class C Shares are available through the Asset Planner service. Generally, only shares within the same class may be used within the same Strategy. However, Class A Shares of a Fund and of other funds in the Delaware Group may be used in the same Strategy with consultant class shares that are offered by certain other Delaware Group funds. See Appendix B--Classes Offered for the funds in the Delaware Group that offer consultant class shares.

(DF/DVN-ABC)


         An annual maintenance fee, currently $35 per Strategy, is typically due at the time of initial investment and by September 30th of each subsequent year. The fee, payable to Delaware Service Company, Inc. to defray extra costs associated with administering the Asset Planner service, will be deducted automatically from one of the funds within your Asset Planner account if not paid by September 30th. However, effective November 1, 1996, the annual fee is waived until further notice. Investors who utilize the Asset Planner for an IRA will continue to pay an annual IRA fee of $15 per Social Security number. See Part B.

         Investors will receive a customized quarterly Strategy Report summarizing all Delaware Group Asset Planner investment performance and account activity during the prior period. Confirmation statements will be sent following all transactions other than those involving a reinvestment of distributions.

         Certain shareholder services are not available to investors using the Asset Planner service, due to its special design. These include Delaphone, Checkwriting, Wealth Builder Option and Letter of Intention. Systematic Withdrawal Plans are available after the account has been open for two years.

Purchase Price and Effective Date
         The offering price and net asset value of the Class A, Class B and Class C Shares are determined as of the close of regular trading on the New York Stock Exchange (ordinarily, 4 p.m., Eastern time) on days when the Exchange is open.

         The effective date of a purchase made through an investment dealer is the date the order is received by a Fund. The effective date of a direct purchase is the day your wire, electronic transfer or check is received, unless it is received after the time the offering price or net asset value of shares is determined, as noted above. Purchase orders received after such time will be effective the next business day.

The Conditions of Your Purchase

         Each Fund reserves the right to reject any purchase order. If a purchase is canceled because your check is returned unpaid, you are responsible for any loss incurred. A Fund can redeem shares from your account(s) to reimburse itself for any loss, and you may be restricted from making future purchases in any of the funds in the Delaware Group. Each Fund reserves the right to reject purchase orders paid by third-party checks or checks that are not drawn on a domestic branch of a United States financial institution. If a check drawn on a foreign financial institution is accepted, you may be subject to additional bank charges for clearance and currency conversion.

         Each Fund also reserves the right, following shareholder notification, to charge a service fee on non- retirement accounts that, as a result of a redemption, have remained below the minimum stated account balance for a period of three or more consecutive months. Holders of such accounts may be notified of their insufficient account balance and advised that they have until the end of the current calendar quarter to raise their balance to the stated minimum. If the account has not reached the minimum balance requirement by that time, the Fund will charge a $9 fee for that quarter and each subsequent


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calendar quarter until the account is brought up to the minimum balance. The service fee will be deducted from the account during the first week of each calendar quarter for the previous quarter, and will be used to help defray the cost of maintaining low-balance accounts. No fees will be charged without proper notice, and no CDSC will apply to such assessments.

         Each Fund also reserves the right, upon 60 days' written notice, to involuntarily redeem accounts that remain under the minimum initial purchase amount as a result of redemptions. An investor making the minimum initial investment may be subject to involuntary redemption without the imposition of a CDSC or Limited CDSC if he or she redeems any portion of his or her account.





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REDEMPTION AND EXCHANGE

         You can redeem or exchange your shares in a number of different ways. The exchange service is useful if your investment requirements change and you want an easy way to invest in other equity funds, tax-advantaged funds, bond funds or money market funds. This service is also useful if you are anticipating a major expenditure and want to move a portion of your investment into a fund that has the checkwriting feature. Exchanges are subject to the requirements of each fund and all exchanges of shares constitute taxable events. See Taxes. Further, in order for an exchange to be processed, shares of the fund being acquired must be registered in the state where the acquiring shareholder resides. You may want to consult your financial adviser or investment dealer to discuss which funds in the Delaware Group will best meet your changing objectives, and the consequences of any exchange transaction. You may also call the Delaware Group directly for fund information.

         All exchanges involve a purchase of shares of the fund into which the exchange is made. As with any purchase, an investor should obtain and carefully read that fund's prospectus before buying shares in an exchange. The prospectus contains more complete information about the fund, including charges and expenses.

         Your shares will be redeemed or exchanged at a price based on the net asset value next determined after a Fund receives your request in good order, subject, in the case of a redemption, to any applicable CDSC or Limited CDSC. Redemption or exchange requests received in good order after the time the offering price and net asset value of shares are determined, as noted above, will be processed on the next business day. See Purchase Price and Effective Date under How to Buy Shares. A shareholder submitting a redemption request may indicate that he or she wishes to receive redemption proceeds of a specific dollar amount. In the case of such a request, and in the case of certain redemptions from retirement plan accounts, a Fund will redeem the number of shares necessary to deduct the applicable CDSC in the case of Class B and Class C Shares, and, if applicable, the Limited CDSC in the case of Class A Shares and tender to the shareholder the requested amount, assuming the shareholder holds enough shares in his or her account for the redemption to be processed in this manner. Otherwise, the amount tendered to the shareholder upon redemption will be reduced by the amount of the applicable CDSC or Limited CDSC. Redemption proceeds will be distributed promptly, as described below, but not later than seven days after receipt of a redemption request.

         Except as noted below, for a redemption request to be in "good order," you must provide your account number, account registration, and the total number of shares or dollar amount of the transaction. For exchange requests, you must also provide the name of the fund you want to receive the proceeds. Exchange instructions and redemption requests must be signed by the record owner(s) exactly as the shares are registered. You may request a redemption or an exchange by calling the Shareholder Service Center at 800-523-1918. Each Fund may suspend, terminate, or amend the terms of the exchange privilege upon 60 days' written notice to shareholders.

         Each Fund will process written and telephone redemption requests to the extent that the purchase orders for the shares being redeemed have already settled. Each Fund will honor redemption requests as to shares for which a check was tendered as payment, but a Fund will not mail or wire the proceeds until it is reasonably satisfied that the purchase check has cleared, which may take up to 15 days from the


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purchase date. You can avoid this potential delay if you purchase shares by wiring Federal Funds. Each Fund reserves the right to reject a written or telephone redemption request or delay payment of redemption proceeds if there has been a recent change to the shareholder's address of record.

         There is no front-end sales charge or fee for exchanges made between shares of funds which both carry a front-end sales charge. Any applicable front-end sales charge will apply to exchanges from shares of funds not subject to a front-end sales charge, except for exchanges involving assets that were previously invested in a fund with a front-end sales charge and/or exchanges involving the reinvestment of dividends.

         Holders of Class B Shares or Class C Shares that exchange their shares ("Original Shares") for shares of other funds in the Delaware Group (in each case, "New Shares") in a permitted exchange, will not be subject to a CDSC that might otherwise be due upon redemption of the Original Shares. However, such shareholders will continue to be subject to the CDSC and, in the case of Class B Shares, the automatic conversion schedule of the Original Shares as described in this Prospectus and any CDSC assessed upon redemption will be charged by the fund from which the Original Shares were exchanged. In an exchange of Class B Shares from a Fund, the Fund's CDSC schedule may be higher than the CDSC schedule relating to the New Shares acquired as a result of the exchange. For purposes of computing the CDSC that may be payable upon a disposition of the New Shares, the period of time that an investor held the Original Shares is added to the period of time that an investor held the New Shares. With respect to Class B Shares, the automatic conversion schedule of the Original Shares may be longer than that of the New Shares. Consequently, an investment in New Shares by exchange may subject an investor to the higher 12b-1 fees applicable to Class B Shares of a Fund for a longer period of time than if the investment in New Shares were made directly.

         Various redemption and exchange methods are outlined below. Except for the CDSC applicable to certain redemptions of Class B and Class C Shares and the Limited CDSC applicable to certain redemptions of Class A Shares purchased at net asset value, there is no fee charged by the Fund or the Distributor for redeeming or exchanging your shares, but such fees could be charged in the future. You may have your investment dealer arrange to have your shares redeemed or exchanged. Your investment dealer may charge for this service.

         All authorizations given by shareholders, including selection of any of the features described below, shall continue in effect until such time as a written revocation or modification has been received by a Fund or its agent.

Written Redemption

         You can write to each Fund at 1818 Market Street, Philadelphia, PA 19103 to redeem some or all of your shares. The request must be signed by all owners of the account or your investment dealer of record. For redemptions of more than $50,000, or when the proceeds are not sent to the shareholder(s) at the address of record, the Funds require a signature by all owners of the account and a signature guarantee for each owner. Each signature guarantee must be supplied by an eligible guarantor institution. Each Fund reserves the right to reject a signature guarantee supplied by an eligible institution based on its creditworthiness. The Funds may require further documentation from corporations, executors, retirement plans, administrators, trustees or guardians.





                                      -33-

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         Payment is normally mailed the next business day after receipt of your redemption request. If your Class A Shares are in certificate form, the certificate must accompany your request and also be in good order. Certificates are issued for Class A Shares only if a shareholder submits a specific request. Certificates are not issued for Class B Shares or Class C Shares.

Written Exchange

         You may also write to each Fund (at 1818 Market Street, Philadelphia, PA 19103) to request an exchange of any or all of your shares into another mutual fund in the Delaware Group, subject to the same conditions and limitations as other exchanges noted above.

Telephone Redemption and Exchange

         To get the added convenience of the telephone redemption and exchange methods, you must have the Transfer Agent hold your shares (without charge) for you. If you choose to have your Class A Shares in certificate form, you may redeem or exchange only by written request and you must return your certificates.

         The Telephone Redemption - Check to Your Address of Record service and the Telephone Exchange service, both of which are described below, are automatically provided unless you notify the Fund in which you have your account in writing that you do not wish to have such services available with respect to your account. Each Fund reserves the right to modify, terminate or suspend these procedures upon 60 days' written notice to shareholders. It may be difficult to reach the Funds by telephone during periods when market or economic conditions lead to an unusually large volume of telephone requests.

         Neither the Funds nor their Transfer Agent is responsible for any shareholder loss incurred in acting upon written or telephone instructions for redemption or exchange of Fund shares which are reasonably believed to be genuine. With respect to such telephone transactions, each Fund will follow reasonable procedures to confirm that instructions communicated by telephone are genuine (including verification of a form of personal identification) as, if it does not, such Fund or the Transfer Agent may be liable for any losses due to unauthorized or fraudulent transactions. Instructions received by telephone are generally tape recorded, and a written confirmation will be provided for all purchase, exchange and redemption transactions initiated by telephone. By exchanging shares by telephone, you are acknowledging prior receipt of a prospectus for the fund into which your shares are being exchanged.

Telephone Redemption--Check to Your Address of Record

         The Telephone Redemption feature is a quick and easy method to redeem shares. You or your investment dealer of record can have redemption proceeds of $50,000 or less mailed to you at your address of record. Checks will be payable to the shareholder(s) of record. Payment is normally mailed the next business day after receipt of the redemption request. This service is only available to individual, joint and individual fiduciary-type accounts.

Telephone Redemption--Proceeds to Your Bank

         Redemption proceeds of $1,000 or more can be transferred to your predesignated bank account by wire or by check. You should authorize this service when you open your account. If you change your predesignated bank account, you must complete an Authorization Form and have your signature guaranteed. For your protection, your authorization must be on file. If you request a wire, your funds


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(DF/DVN-ABC)


will normally be sent the next business day. CoreStates Bank, N.A.'s fee (currently $7.50) will be deducted from your redemption. If you ask for a check, it will normally be mailed the next business day after receipt of your redemption request to your predesignated bank account. There are no separate fees for this redemption method, but the mail time may delay getting funds into your bank account. Simply call the Shareholder Service Center prior to the time the offering price and net asset value are determined, as noted above.

Telephone Exchange

         The Telephone Exchange feature is a convenient and efficient way to adjust your investment holdings as your liquidity requirements and investment objectives change. You or your investment dealer of record can exchange your shares into other funds in the Delaware Group under the same registration, subject to the same conditions and limitations as other exchanges noted above. As with the written exchange service, telephone exchanges are subject to the requirements of each fund, as described above. Telephone exchanges may be subject to limitations as to amounts or frequency.

Systematic Withdrawal Plans
1.       Regular Plans

         This plan provides shareholders with a consistent monthly (or quarterly) payment. This is particularly useful to shareholders living on fixed incomes, since it can provide them with a stable supplemental amount. With accounts of at least $5,000, you may elect monthly withdrawals of $25 (quarterly $75) or more. The Funds do not recommend any particular monthly amount, as each shareholder's situation and needs vary. Payments are normally made by check. In the alternative, you may elect to have your payments transferred from your Fund account to your predesignated bank account through the MoneyLine Direct Deposit Service. Your funds will normally be credited to your bank account two business days after the payment date. There are no separate fees for this redemption method. See MoneyLine Direct Deposit Service under The Delaware Difference for more information about this service.

2.       Retirement Plans

         For shareholders eligible under the applicable retirement plan to receive benefits in periodic payments, the Systematic Withdrawal Plan provides you with maximum flexibility. A number of formulas are available for calculating your withdrawals depending upon whether the distributions are required or optional. Withdrawals must be for $25 or more; however, no minimum account balance is required.

                                *     *     *

         Shareholders should not purchase additional shares while participating in a Systematic Withdrawal Plan.

         Redemptions of Class A Shares via a Systematic Withdrawal Plan may be subject to a Limited CDSC if the original purchase was made at net asset value within the 12 months prior to the withdrawal and a dealer's commission was paid on that purchase. See Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value, below.




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         The applicable CDSC for Class B Shares and Class C Shares redeemed via a Systematic Withdrawal Plan will be waived if, on the date that the Plan is established, the annual amount selected to be withdrawn is less than 12% of the account balance. If the annual amount selected to be withdrawn exceeds 12% of the account balance on the date that the Systematic Withdrawal Plan is established, all redemptions under the Plan will be subject to the applicable CDSC. Whether a waiver of the CDSC is available or not, the first shares to be redeemed for each Systematic Withdrawal Plan payment will be those not subject to a CDSC because they have either satisfied the required holding period or were acquired through the reinvestment of distributions. The 12% annual limit will be reset on the date that any Systematic Withdrawal Plan is modified (for example, a change in the amount selected to be withdrawn or the frequency or date of withdrawals), based on the balance in the account on that date. See Waiver of Contingent Deferred Sales Charge - Class B and Class C Shares, below.

         For more information on Systematic Withdrawal Plans, call the Shareholder Service Center.

Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value

         A Limited CDSC will be imposed on certain redemptions of Class A Shares (or shares into which such Class A Shares are exchanged) made within 12 months of purchase, if such purchases were made at net asset value and triggered the payment by the Distributor of the dealer's commission previously described. See Classes of Shares.

         The Limited CDSC will be paid to the Distributor and will be equal to the lesser of 1% of: (1) the net asset value at the time of purchase of the Class A Shares being redeemed; or (2) the net asset value of such Class A Shares at the time of redemption. For purposes of this formula, the "net asset value at the time of purchase" will be the net asset value at purchase of the Class A Shares even if those shares are later exchanged for shares of another Delaware Group fund and, in the event of an exchange of Class A Shares, the "net asset value of such shares at the time of redemption" will be the net asset value of the shares acquired in the exchange.

         Redemptions of such Class A Shares held for more than 12 months will not be subjected to the Limited CDSC and an exchange of such Class A Shares into another Delaware Group fund will not trigger the imposition of the Limited CDSC at the time of such exchange. The period a shareholder owns shares into which Class A Shares are exchanged will count towards satisfying the 12-month holding period. The Limited CDSC is assessed if such 12-month period is not satisfied irrespective of whether the redemption triggering its payment is of the Class A Shares of a Fund or the Class A Shares acquired in the exchange.

         In determining whether a Limited CDSC is payable, it will be assumed that shares not subject to the Limited CDSC are the first redeemed followed by other shares held for the longest period of time. The Limited CDSC will not be imposed upon shares representing reinvested dividends or capital gains distributions, or upon amounts representing share appreciation. All investments made during a calendar month, regardless of what day of the month the investment occurred, will age one month on the last day of that month and each subsequent month.




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Waiver of Limited Contingent Deferred Sales Charge - Class A Shares

         The Limited CDSC for Class A Shares on which a dealer's commission has been paid will be waived in the following instances: (i) redemptions that result from a Fund's right to liquidate a shareholder's account if the aggregate net asset value of the shares held in the account is less than the then-effective minimum account size; (ii) distributions to participants from a retirement plan qualified under section 401(a) or 401(k) of the Internal Revenue Code of 1986, as amended (the "Code"), or due to death of a participant in such a plan; (iii) redemptions pursuant to the direction of a participant or beneficiary of a retirement plan qualified under section 401(a) or 401(k) of the Code with respect to that retirement plan; (iv) distributions from a section 403(b)(7) Plan or an IRA due to death, disability, or attainment of age 59 1/2; (v) returns of excess contributions to an IRA; (vi) distributions by other employee benefit plans to pay benefits; (vii) distributions described in (ii), (iv), and
(vi) above pursuant to a Systematic Withdrawal Plan; and (viii) redemptions by the classes of shareholders who are permitted to purchase shares at net asset value, regardless of the size of the purchase (see Buying Class A Shares at Net Asset Value under Classes of Shares).

Waiver of Contingent Deferred Sales Charge - Class B and Class C Shares

         The CDSC is waived on certain redemptions of Class B Shares in connection with the following redemptions: (i) redemptions that result from a Fund's right to liquidate a shareholder's account if the aggregate net asset value of the shares held in the account is less than the then-effective minimum account size; (ii) returns of excess contributions to an IRA or 403(b)(7) Deferred Compensation Plan; (iii) required minimum distributions from an IRA, 403(b)(7) Deferred Compensation Plan or 457 Deferred Compensation Plan; and (iv) distributions from an account if the redemption results from the death of all registered owners of the account (in the case of accounts established under the Uniform Gifts to Minors or Uniform Transfers to Minors Acts or trust accounts, the waiver applies upon the death of all beneficial owners) or a total and permanent disability (as defined in Section 72 of the Code) of all registered owners occurring after the purchase of the shares being redeemed.

         The CDSC on Class C Shares is waived in connection with the following redemptions: (i) redemptions that result from a Fund's right to liquidate a shareholder's account if the aggregate net asset value of the shares held in the account is less than the then-effective minimum account size; (ii) returns of excess contributions to an IRA, 403(b)(7) Deferred Compensation Plan, Profit Sharing Plan, Money Purchase Pension Plan or 401(k) Defined Contribution Plan;
(iii) required minimum distributions from an IRA, 403(b)(7) Deferred Compensation Plan, 457 Deferred Compensation Plan, Profit Sharing Plan, Money Purchase Pension Plan or 401(k) Defined Contribution Plan; (iv) distributions from a 403(b)(7) Deferred Compensation Plan, 457 Deferred Compensation Plan, Profit Sharing Plan, or 401(k) Defined Contribution Plan, under hardship provisions of the plan; (v) distributions from a 403(b)(7) Deferred Compensation Plan, 457 Deferred Compensation Plan, Profit Sharing Plan, Money Purchase Pension Plan or a 401(k) Defined Contribution Plan upon attainment of normal retirement age under the plan or upon separation from service; (vi) distributions from an IRA on or after attainment of age 59 1/2; and (vii) distributions from an account if the redemption results from the death of all registered owners of the account (in the case of accounts established under the Uniform Gifts to Minors or Uniform Transfers to Minors Acts or trust accounts, the waiver applies upon the death of all beneficial owners) or a total and permanent disability (as defined in Section 72 of the Code) of all registered owners occurring after the purchase of the shares being redeemed.

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(DF/DVN-ABC)


         In addition, the CDSC will be waived on Class B and Class C Shares redeemed in accordance with a Systematic Withdrawal Plan if the annual amount selected to be withdrawn under the Plan does not exceed 12% of the value of the account on the date that the Systematic Withdrawal Plan was established or modified.

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DIVIDENDS AND DISTRIBUTIONS

         Each Fund will normally make payments from net investment income on a quarterly basis.

         Payments from net realized securities profits of a Fund, if any, will be distributed annually in the quarter following the close of the fiscal year.

         Each class of a Fund will share proportionately in the investment income and expenses of that Fund, except that the per share dividends from net investment income on the Class A Shares, the Class B Shares and the Class C Shares will vary due to the expenses under the 12b-1 Plan applicable to each Class. Generally, the dividends per share on Class B Shares and Class C Shares can be expected to be lower than the dividends per share on Class A Shares because the expenses under the 12b-1 Plans relating to Class B and Class C Shares will be higher than the expenses under the 12b-1 Plan relating to Class A Shares. See Distribution (12b-1) and Service under Management of the Funds.

         Both dividends and distributions, if any, are automatically reinvested in your account at net asset value unless you elect otherwise. Any check in payment of dividends or other distributions which cannot be delivered by the United States Post Office or which remains uncashed for a period of more than one year may be reinvested in your account at the then-current net asset value and the dividend option may be changed from cash to reinvest. If you elect to take your dividends and distributions in cash and such dividends and distributions are in an amount of $25 or more, you may choose the MoneyLine Direct Deposit Service and have such payments transferred from your Fund account to your predesignated bank account. See MoneyLine Direct Deposit Service under The Delaware Difference for more information about this service.

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(DF/DVN-ABC)


TAXES

         The tax discussion set forth below is included for general information only. Investors should consult their own tax advisers concerning the federal, state, local or foreign tax consequences of an investment in a Fund.

         Each Fund has qualified, and intends to continue to qualify, as a regulated investment company under Subchapter M of the Code. As such, a Fund will not be subject to federal income tax, or to any excise tax, to the extent its earnings are distributed as provided in the Code.

         Each Fund intends to distribute substantially all of its net investment income and net capital gains, if any. Dividends from net investment income or net short-term capital gains will be taxable to those investors who are subject to income taxes as ordinary income, whether received in cash or in additional shares. For corporate investors, dividends from net investment income will generally qualify in part for the corporate dividends-received deduction. The portion of dividends paid by a Fund that so qualifies will be designated each year in a notice from the Fund to the Fund's shareholders. For the fiscal year ended October 31, 1996, 32% and 36% of, respectively, Delaware Fund's and Devon Fund's dividends from net investment income qualified for the corporate dividends-received deduction.

         Distributions paid by a Fund from long-term capital gains, whether received in cash or in additional shares, are taxable to those investors who are subject to income taxes as long-term capital gains, regardless of the length of time an investor has owned shares in that Fund. The Funds do not seek to realize any particular amount of capital gains during a year; rather, realized gains are a by-product of Fund management activities. Consequently, capital gains distributions may be expected to vary considerably from year to year. Also, for those investors subject to tax, if purchases of shares in a Fund are made shortly before the record date for a dividend or capital gains distribution, a portion of the investment will be returned as a taxable distribution.

         Although dividends generally will be treated as distributed when paid, dividends which are declared in October, November, or December to shareholders of record on a specified date in one of those months, but which, for operational reasons, may not be paid to the shareholder until the following January, will be treated for tax purposes as if paid by the Funds and received by the shareholder on December 31 of the year declared.

         The sale of shares of a Fund is a taxable event and may result in a capital gain or loss to shareholders subject to tax. Capital gain or loss may be realized from an ordinary redemption of shares or an exchange of shares between the Funds and any other fund in the Delaware Group. Any loss incurred on a sale or exchange of Fund shares that had been held for six months or less will be treated as a long-term capital loss to the extent of capital gain dividends received with respect to such shares. All or a portion of the sales charge incurred in acquiring a Fund's shares will be excluded from the federal tax basis of any of such shares sold or exchanged within 90 days of their purchase (for purposes of determining gain or loss upon sale of such shares) if the sale proceeds are reinvested in that Fund or in another fund in the Delaware Group of funds and a sales charge that would otherwise apply to the reinvestment is reduced or eliminated. Any portion of such sales charge excluded from the tax basis of the shares sold will be added to the tax basis of the shares acquired in the reinvestment.

         The automatic conversion of Class B Shares into Class A Shares at the end of approximately eight years after purchase will be tax-free for federal tax purposes. See Automatic Conversion of Class B Shares under Classes of Shares.

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(DF/DVN-ABC)


         In addition to federal taxes, shareholders may be subject to state and local taxes on distributions. Distributions of interest income and capital gains realized from certain types of U.S. government securities may be exempt from state personal income taxes. Shares of each Fund are exempt from Pennsylvania county personal property taxes.

         Each year, Equity Funds I, Inc. will mail to you information on the tax status of each Fund's dividends and distributions. Shareholders will also receive each year information as to the portion of dividend income, if any, that is derived from U.S. government securities that are exempt from state income tax. Of course, shareholders who are not subject to tax on their income would not be required to pay tax on amounts distributed to them by a Fund.

         Equity Funds I, Inc. is required to withhold 31% of taxable dividends, capital gains distributions, and redemptions paid to shareholders who have not complied with IRS taxpayer identification regulations. You may avoid this withholding requirement by certifying on your Investment Application your proper Taxpayer Identification Number and by certifying that you are not subject to backup withholding.

          See Taxes in Part B for additional information on tax matters relating to each Fund and its shareholders.

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(DF/DVN-ABC)


CALCULATION OF OFFERING PRICE AND NET ASSET VALUE PER SHARE

         The net asset value ("NAV") per share is computed by adding the value of all securities and other assets in the portfolio, deducting any liabilities (expenses and fees are accrued daily) and dividing by the number of shares outstanding. Equity securities for which market quotations are available are priced at market value. Debt securities are priced on the basis of valuations provided by an independent pricing service using methods approved by Equity Funds I, Inc.'s Board of Directors. Short-term investments having a maturity of less than 60 days are valued at amortized cost, which approximates market value. All other securities are valued at their fair value as determined in good faith and in a method approved by Equity Funds I, Inc.'s Board of Directors.

         Class A Shares are purchased at the offering price per share, while Class B Shares and Class C Shares are purchased at the NAV per share. The offering price per share of Class A Shares consists of the NAV per share next computed after the order is received, plus any applicable front-end sales charges.

         The offering price and NAV are computed as of the close of regular trading on the New York Stock Exchange (ordinarily, 4 p.m., Eastern time) on days when the Exchange is open.

         The net asset values of all outstanding shares of each class of a Fund will be computed on a pro-rata basis for each outstanding share based on the proportionate participation in that Fund represented by the value of shares of that class. All income earned and expenses incurred by a Fund will be borne on a pro-rata basis by each outstanding share of a class, based on each class' percentage in that Fund represented by the value of shares of such classes, except that Delaware Fund Institutional Class and Devon Fund Institutional Class will not incur any of the expenses under Equity Funds I, Inc.'s 12b-1 Plans and the Class A, Class B and Class C Shares of each Fund alone will bear the 12b-1 Plan expenses payable under their respective Plans. Due to the specific distribution expenses and other costs that will be allocable to each class, the NAV of each class of a Fund will vary.




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MANAGEMENT OF THE FUNDS

Directors
         The business and affairs of Equity Funds I, Inc. are managed under the direction of its Board of Directors. Part B contains additional information regarding Equity Funds I, Inc.'s directors and officers.

Investment Manager

         The Manager furnishes investment management services to each Fund.

         The Manager and its predecessors have been managing the funds in the Delaware Group since 1938. On October 31, 1996, the Manager and its affiliates within the Delaware Group, including Delaware International Advisers Ltd., were managing in the aggregate more than $30 billion in assets in the various institutional or separately managed (approximately $19,214,690,000) and investment company (approximately $11,539,873,000) accounts.

         The Manager is an indirect, wholly owned subsidiary of Delaware Management Holdings, Inc. ("DMH"). On April 3, 1995, a merger between DMH and a wholly owned subsidiary of Lincoln National Corporation ("Lincoln National") was completed. DMH and the Manager are now indirect, wholly owned subsidiaries, and subject to the ultimate control, of Lincoln National. Lincoln National, with headquarters in Fort Wayne, Indiana, is a diversified organization with operations in many aspects of the financial services industry, including insurance and investment management. In connection with the merger, new Investment Management Agreements between Equity Funds I, Inc. on behalf of each Fund and the Manager were executed following shareholder approval.

         The Manager manages each Fund's portfolio and makes investment decisions for the Funds which are implemented by the Funds' Trading Department. The Manager also administers Equity Funds I, Inc.'s affairs and pays the salaries of all the directors, officers and employees of Equity Funds I, Inc. who are affiliated with the Manager. For these services, the Manager is paid an annual fee equal to: for Delaware Fund, 0.60% on the first $100 million of average daily net assets of the Fund, 0.525% on the next $150 million, 0.50% on the next $250 million and 0.475% on the average daily net assets in excess of $500 million, less the Fund's proportionate share of all directors' fees paid to the unaffiliated directors by Equity Funds I, Inc.; and, for Devon Fund, 0.60% on the first $500 million of average daily net assets and 0.50% on the average daily net assets in excess of $500 million. Investment management fees paid by Delaware Fund for the fiscal year ended October 31, 1996 were 0.52% of average daily net assets. Investment management fees earned by Devon Fund for the fiscal year ended October 31, 1996 were 0.60% of average daily net assets and no fees were paid by this Fund as a result of the voluntary waiver of fees by the Manager described under Summary of Expenses.

         George H. Burwell and Gary A. Reed have primary responsibility for making day-to-day investment decisions for Delaware Fund and Mr. Burwell has such responsibility for Devon Fund. Mr. Burwell, who has been Equity Funds I, Inc.'s Senior Portfolio Manager for equities since 1992, holds a BA from the University of Virginia. Prior to joining the Delaware Group in 1992, Mr. Burwell was a portfolio manager for Midlantic Bank in Edison, New Jersey, where he managed an equity mutual fund and three commingled funds. Mr. Burwell is a CFA charterholder.

(DF/DVN-ABC)


         Mr. Reed has been Delaware Fund's Senior Portfolio Manager for fixed-income since April 1995. He holds an AB in Economics from the University of Chicago and an MA in Economics from Columbia University. He began his career in 1978 with the Equitable Life Assurance Company in New York City, where he specialized in credit analysis. Prior to joining the Delaware Group in 1989, Mr. Reed was Vice President and Manager of the fixed-income department at Irving Trust Company in New York.

         In making investment decisions for the Funds, Mr. Burwell and Mr. Reed regularly consult with Wayne A. Stork, Richard G. Unruh, Jr. and Paul E. Suckow. Mr. Stork, Chairman of the Manager and Equity Funds I, Inc.'s Board of Directors, is a graduate of Brown University and attended New York University's Graduate School of Business Administration. Mr. Stork joined the Delaware Group in 1962 and has served in various executive capacities at different times within the Delaware organization. A graduate of Brown University, Mr. Unruh received his MBA from the University of Pennsylvania's Wharton School and joined the Delaware Group in 1982 after 19 years of investment management experience with Kidder, Peabody & Co. Inc. Mr. Unruh was named an Executive Vice President of Equity Funds I, Inc. in 1994. He is also a member of the Board of the Manager and was named an Executive Vice President of the Manager in 1994. He is on the Board of Directors of Keystone Insurance Company and AAA Mid-Atlantic and is a former president and current member of the Advisory Council of the Bond Club of Philadelphia. Mr. Suckow is Delaware Group's Chief Investment Officer for fixed-income. He is a CFA charterholder and a graduate of Bradley University with an MBA from Western Illinois University. Mr. Suckow was a fixed-income portfolio manager at the Delaware Group from 1981 to 1985. He returned to the Delaware Group in 1993 after eight years with Oppenheimer Management Corporation where he served as Executive Vice President and Director of Fixed Income.

Portfolio Trading Practices

         The Funds normally will not invest for short-term trading purposes. However, each Fund may sell securities without regard to the length of time they have been held. The degree of portfolio activity will affect brokerage costs of a Fund and may affect taxes payable by the Fund's shareholders to the extent that net capital gains are realized. Given the Funds' investment objectives, their annual portfolio turnover rates may exceed 100%. A turnover rate of 100% would occur, for example, if all the investments in a Fund's portfolio at the beginning of the year were replaced by the end of the year. During the past two fiscal years, portfolio turnover rates for each Fund were as follows:

                                                  October 31,
                        Fund                      1996     1995
                        ----                      ----     ----

                        Delaware Fund             92%      94%
                        Devon Fund                80%      99%

         Each Fund uses its best efforts to obtain the best available price and most favorable execution for portfolio transactions. Orders may be placed with brokers or dealers who provide brokerage and research services to the Manager or its advisory clients. These services may be used by the Manager in servicing any of its accounts. Subject to best price and execution, each Fund may consider a broker/dealer's sales of its shares in placing portfolio orders and may place orders with broker/dealers that have agreed to defray certain Fund expenses such as custodian fees.

(DF/DVN-ABC)


Performance Information

         From time to time, Delaware Fund and Devon Fund may quote total return performance of their respective Classes in advertising and other types of literature.


         Total return will be based on a hypothetical $1,000 investment, reflecting the reinvestment of all distributions at net asset value and: (i) in the case of Class A Shares, the impact of the maximum front-end sales charge at the beginning of each specified period; and (ii) in the case of Class B Shares and Class C Shares, the deduction of any applicable CDSC at the end of the relevant period. Each presentation will include the average annual total return for one-, five- and ten-year or life-of-fund periods, as relevant. Each Fund may also advertise aggregate and average total return information concerning a Class over additional periods of time. In addition, each Fund may present total return information that does not reflect the deduction of the maximum front-end sales charge or any applicable CDSC. In this case, such total return information would be more favorable than total return information that includes the deductions of the maximum front-end sales charge or any applicable CDSC.

         Because securities prices fluctuate, investment results of the Classes will fluctuate over time. Past performance is not a guarantee of future results.

Distribution (12b-1) and Service

         The Distributor, Delaware Distributors, L.P., serves as the national distributor of each Fund's shares under separate Distribution Agreements with Equity Funds I, Inc. dated April 3, 1995, as amended on November 29, 1995.

         Equity Funds I, Inc. has adopted a separate distribution plan under Rule 12b-1 for each of the Class A Shares, Class B Shares and Class C Shares of the Funds (the "Plans"). Each Plan permits the Fund to which the Plan relates to pay the Distributor from the assets of the respective Classes a monthly fee for the Distributor's services and expenses in distributing and promoting sales of shares.

         These expenses include, among other things, preparing and distributing advertisements, sales literature, and prospectuses and reports used for sales purposes, compensating sales and marketing personnel, holding special promotions for specified periods of time, and paying distribution and maintenance fees to brokers, dealers and others. In connection with the promotion of shares of the Classes, the Distributor may, from time to time, pay to participate in dealer-sponsored seminars and conferences, and reimburse dealers for expenses incurred in connection with preapproved seminars, conferences and advertising. The Distributor may pay or allow additional promotional incentives to dealers as part of preapproved sales contests and/or to dealers who provide extra training and information concerning a Class and increase sales of the Class. In addition, each Fund may make payments from the 12b-1 Plan fees of its respective Classes directly to others, such as banks, who aid in the distribution of Class shares or provide services in respect of a Class, pursuant to service agreements with Equity Funds I, Inc.

         The 12b-1 Plan expenses relating to each of the Class B Shares and Class C Shares of the Funds are also used to pay the Distributor for advancing the commission costs to dealers with respect to the initial sale of such shares.


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


(DF/DVN-ABC)


         The aggregate fees paid by a Fund from the assets of the respective Classes to the Distributor and others under the Plans may not exceed (i) 0.30% of a Class A Shares' average daily net assets in any year, and (ii) 1% (0.25% of which are service fees to be paid by the Fund to the Distributor, dealers and others, for providing personal service and/or maintaining shareholder accounts) of each Fund's Class B Shares' and Class C Shares' average daily net assets in any year. The actual 12b-1 expenses assessed against Delaware Fund A Class may be less than 0.30%, but may not be less than 0.10%, because of the formula for calculating the fee adopted by Equity Funds I, Inc.'s Board of Directors. See Part B. Each Fund's Class A, Class B and Class C Shares will not incur any distribution expenses beyond these limits, which may not be increased without shareholder approval.

         On September 23, 1993, the Board of Directors set the fee for Devon Fund A Class at 0.30% of average daily net assets.

         While payments pursuant to the Plans may not exceed 0.30% annually with respect to each Fund's Class A Shares, and 1% annually with respect to each Fund's Class B Shares and Class C Shares, the Plans do not limit fees to amounts actually expended by the Distributor. It is therefore possible that the Distributor may realize a profit in any particular year. However, the Distributor currently expects that its distribution expenses will likely equal or exceed payments to it under the Plans. The Distributor may, however, incur such additional expenses and make additional payments to dealers from its own resources to promote the distribution of shares of the Classes. The monthly fees paid to the Distributor under the Plans are subject to the review and approval of Equity Funds I, Inc.'s unaffiliated directors, who may reduce the fees or terminate the Plans at any time.

         The Plans do not apply to Delaware Fund Institutional Class or Devon Fund Institutional Class of shares. Those shares are not included in calculating the Plans' fees, and the Plans are not used to assist in the distribution and marketing of Delaware Fund Institutional Class or Devon Fund Institutional Class.


         The Transfer Agent, Delaware Service Company, Inc., serves as the shareholder servicing, dividend disbursing and transfer agent for Delaware Fund under an Agreement dated June 29, 1988 and for Devon Fund under an Agreement dated December 29, 1993. The Transfer Agent also provides accounting services to each Fund pursuant to the terms of a separate Fund Accounting Agreement. The directors of Equity Funds I, Inc.
annually review service fees paid to the Transfer Agent.

         The Distributor and the Transfer Agent are also indirect, wholly owned subsidiaries of DMH.

(DF/DVN-ABC)


Expenses
         Each Fund is responsible for all of its own expenses other than those borne by the Manager under the Investment Management Agreements and those borne by the Distributor under the Distribution Agreements. For the fiscal year ended October 31, 1996, the ratios of expenses to average daily net assets for each Class of each Fund were as follows:

                                   Class A           Class B           Class C
                                   Shares            Shares            Shares

         Delaware Fund             0.99%              1.80%            1.80%
         Devon Fund                1.25%*            1.95%*            1.95%*

*Reflects the voluntary waiver of fees by the Manager.


         The expense ratios of each Class reflects the impact of its 12b-1 Plan.

Shares

         Equity Funds I, Inc. is an open-end management investment company. Each Fund's portfolio of assets is diversified as defined by the 1940 Act. Commonly known as a mutual fund, Equity Funds I, Inc. was organized as a Maryland corporation on March 4, 1983 and was previously organized as a Delaware corporation in 1937. Equity Funds I, Inc. currently offers two series of shares
- Delaware Fund series and Devon Fund series. Fund shares have a par value of $1.00, equal voting rights, except as noted below, and are equal in all other respects. Each Fund will vote separately on any matter which affects only that Fund. Shares of each Fund have a priority over shares of any other fund of Equity Funds I, Inc. in the assets and income of that Fund.

         Equity Funds I, Inc. shares have noncumulative voting rights which means that the holders of more than 50% of Equity Funds I, Inc.'s shares voting for the election of directors can elect 100% of the directors if they choose to do so. Under Maryland law, Equity Funds I, Inc. is not required, and does not intend, to hold annual meetings of shareholders unless, under certain circumstances, it is required to do so under the 1940 Act. Shareholders of 10% or more of Equity Funds I, Inc.'s outstanding shares may request that a special meeting be called to consider the removal of a director.

         In addition to Class A, Class B and Class C Shares, Delaware Fund and Devon Fund offer Delaware Fund Institutional Class and Devon Fund Institutional Class of shares, respectively. Shares of each Class represent proportionate interests in the assets of the respective Fund and have the same voting and other rights and preferences as the other classes of that Fund, except that shares of Delaware Fund Institutional Class and Devon Fund Institutional Class are not subject to, and may not vote on matters affecting, the Distribution Plans under Rule 12b-1 relating to the Class A, Class B and Class C Shares. Similarly, as a general matter, the shareholders of the Class A Shares, Class B Shares and Class C Shares may vote only on matters affecting the 12b-1 Plan that relates to the class of shares that they hold. However, the Class B Shares of a Fund may vote on any proposal to increase materially the fees to be paid by that Fund under the 12b-1 Plan relating to the Class A Shares.

         Effective as of the close of business December 27, 1996, the name of Delaware Group Delaware Fund, Inc. was changed to Delaware Group Equity Funds I, Inc. Also effective as of the close of business December 27, 1996, the name of Common Stock Series was changed to Delaware Fund Series. Effective as of the close of business on August 28, 1995, the name Dividend Growth Fund was changed to Devon Fund and the names of Dividend Growth Fund A Class, Dividend Growth Fund B Class and Dividend Growth Fund Institutional Class were changed to Devon fund A Class, Devon fund B Class and Devon Fund Institutional Class, respectively.

(DF/DVN-ABC)




OTHER INVESTMENT POLICIES AND RISK CONSIDERATIONS



         Mortgage-Backed Securities--Each Fund may invest in mortgage-backed securities issued or guaranteed by the U.S. government, its agencies or instrumentalities or government sponsored corporations. Each Fund also may invest in securities issued by certain private, non-government corporations, such as financial institutions, if the securities are fully collateralized at the time of issuance by securities or certificates issued or guaranteed by the U.S. government, its agencies or instrumentalities. Two principal types of mortgage-backed securities are collateralized mortgage obligations (CMOs) and real estate mortgage investment conduits (REMICs).

         CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders and collateralized by a pool of mortgages held under an indenture. CMOs are issued in a number of classes or series with different maturities. The classes or series are retired in sequence as the underlying mortgages are repaid. Prepayment may shorten the stated maturity of the obligation and can result in a loss of premium, if any has been paid. Certain of these securities may have variable or floating interest rates and others may be stripped (securities which provide only the principal or interest feature of the underlying security).

         REMICs, which were authorized under the Tax Reform Act of 1986, are private entities formed for the purpose of holding a fixed pool of mortgages secured by an interest in real property. REMICs are similar to CMOs in that they issue multiple classes of securities.

         CMOs and REMICs issued by private entities are not government securities and are not directly guaranteed by any government agency. They are secured by the underlying collateral of the private issuer. Certain of these private-backed securities are 100% collateralized at the time of issuance by securities issued or guaranteed by the U.S. government, its agencies, or instrumentalities. Devon Fund currently may invest in privately-issued CMOs and REMICs only if they are so collateralized and rated at the time of purchase in the four highest grades by a nationally-recognized rating agency (e.g., BBB or better by S&P or Baa or better by Moody's).

         Delaware Fund may invest its assets in CMOs and REMICs issued by private entities whether or not the securities are 100% collateralized at the time of issuance by securities issued or guaranteed by the U.S. government, its agencies or instrumentalities (securities that are not so collateralized are called "non-agency mortgage-backed securities"). Non-agency mortgage-backed securities may comprise of up to 20% of Delaware Fund's assets, but all of these securities must (i) be rated at the time of purchase in the four top rating categories by a nationally-recognized statistical rating organization and (ii) represent interests in whole-loan mortgages, multi-family mortgages, commercial mortgages or other mortgage collateral supported by a first mortgage lien on real estate. Non-agency mortgage-backed securities are subject to the interest rate and repayment risks to which other CMOs and REMICs issued by private issuers are subject. Non-agency mortgage-backed securities may also be subject to a greater risk of loss of interest and principal because they are not collateralized by securities issued or guaranteed by the U.S. government. In addition, timely information concerning the loans underlying these securities may not be as readily available and the market for these securities may be less liquid than the market for other CMOs and REMICs.

(DF/DVN-ABC)



         Asset Backed Securities--Delaware Fund and Devon Fund may invest in securities which are backed by assets such as receivables on home equity and credit loans, receivables regarding automobile, mobile home and recreational vehicle loans, wholesale dealer floor plans and leases or other loans or financial receivables currently available or which may be developed in the future. All such securities must be rated in one of the four highest rating categories by a reputable rating agency (e.g., BBB or better by S&P or Baa or better by Moody's).


         Such receivables are securitized in either a pass-through or a pay-through structure. Pass-through securities provide investors with an income stream consisting of both principal and interest payments in respect of the receivables in the underlying pool. Pay-through asset-backed securities are debt obligations issued usually by a special purpose entity, which are collateralized by the various receivables and in which the payments on the underlying receivables provide the funds to pay the debt service on the debt obligations issued.

         The rate of principal payment on asset-backed securities generally depends on the rate of principal payments received on the underlying assets. Such rate of payments may be affected by economic and various other factors such as changes in interest rates or the concentration of collateral in a particular geographic area. Therefore, the yield may be difficult to predict and actual yield to maturity may be more or less than the anticipated yield to maturity. Due to the shorter maturity of the collateral backing such securities, there tends to be less of a risk of substantial prepayment than with mortgage-backed securities but the risks of such prepayment does exist. Such asset-backed securities do, however, involve certain risks not associated with mortgage-backed securities, including the risk that security interests cannot be adequately or in many cases ever established, and other risks which may be peculiar to particular classes of collateral. For example, with respect to credit card receivables, a number of state and federal consumer credit laws give debtors the right to set off certain amounts owed on the credit cards, thereby reducing the outstanding balance. In the case of automobile receivables, there is a risk that the holders may not have either a proper or first security interest in all of the obligations backing such receivables due to the large number of vehicles involved in a typical issuance and technical requirements under state laws. Therefore, recoveries on repossessed collateral may not always be available to support payments on the securities. For further discussion concerning the risk of investing in such asset-backed securities, see Part B.

         Real Estate Investment Trusts--Each Fund may invest in shares or convertible bonds issued by real estate investment trusts ("REITS"). REITS invest primarily in income producing real estate as well as real estate related loans or interests. A REIT is not taxed on income distributed to shareholders if it complies with several requirements relating to its organization, ownership, assets and income, and a requirement that it distribute to its shareholders at least 95% of its taxable income (other than net capital gains) for each taxable year. Each Fund anticipates investing only in REITS that invest the majority of their assets directly in real property and derive their income primarily from rents, which are known as "equity REITS." Equity REITS can also realize capital gains by selling properties that have appreciated in value.

         Restricted and Illiquid Securities--Each Fund may purchase privately placed securities the resale of which is restricted under applicable securities laws. Most of the privately placed securities acquired by the Fund will be eligible for resale by the Fund without registration pursuant to Rule 144A ("Rule 144A Securities") under the Securities Act of 1933. Rule 144A permits many privately placed and legally

(DF/DVN-ABC)


restricted securities to be freely traded among certain institutional buyers. Each Fund may invest not more than 10% of its assets in illiquid securities. While maintaining oversight, the Board of Directors of Equity Funds I, Inc. has delegated to the Manager the day-to-day function of determining whether individual Rule 144A Securities are liquid for purposes of each Fund's 10% limitation on investments in illiquid securities. Devon Fund currently intends to limit its investments in restricted securities, excluding Rule 144A Securities, to not more than 5% of its assets.

         The Board has instructed the Manager to consider the following factors in determining the liquidity of a Rule 144A Security: (i) the frequency of trades and trading volume for the security; (ii) whether at least three dealers are willing to purchase or sell the security and the number of potential purchasers; (iii) whether at least two dealers are making a market in the security; (iv) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer).

         If the Manager determines that a Rule 144A Security which was previously determined to be liquid is no longer liquid and, as a result, a Fund's holdings of illiquid securities exceed the Fund's limit noted above on investments in such securities, the Manager will determine what action to take to ensure that the Fund continues to adhere to such limitation.

         Convertible Securities--Each Fund may invest in convertible securities, including corporate debentures, bonds, notes and preferred stocks that may be converted into or exchanged for common stock. These securities are generally convertible either at a stated price or a stated rate (that is, for a specific number of shares of common stock or other security). As with other fixed-income securities, the price of a convertible security to some extent varies inversely with interest rates. While providing a fixed-income stream, a convertible security also affords the investor an opportunity, through its conversion feature, to participate in the capital appreciation of the common stock into which it is convertible. Each Fund may invest not more than 5% of its assets in convertible debentures that are rated below investment grade or are unrated but are determined by the Manager to be of comparable quality. For a discussion concerning the risks of investing in such securities, see Part B.

         Foreign Securities and ADRs--Each Fund may invest up to 5% of its assets in foreign securities. Each Fund may also invest without limitation in sponsored and unsponsored American Depositary Receipts ("ADRs") that are actively traded in the United States. ADRs are receipts typically issued by a U.S. bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. "Sponsored" ADRs are issued jointly by the issuer of the underlying security and a depository, and "unsponsored" ADRs are issued without the participation of the issuer of the deposited security. Holders of unsponsored ADRs generally bear all the costs of such facilities and the depository of an unsponsored ADR facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts in respect of the deposited securities. Therefore, there may not be a correlation between information concerning the issuer of the security and the market value of an unsponsored ADR.

         Foreign markets may be more volatile than U.S. markets, and investments in foreign securities involve sovereign risks in addition to the normal risks associated with U.S. securities. These risks include political risks, foreign taxes and exchange controls and currency fluctuations. For example, foreign

(DF/DVN-ABC)


portfolio investments may fluctuate in value due to changes in currency rates (i.e., the value of foreign investments would increase with a fall in the value of the dollar) and control regulations apart from market fluctuations. Each Fund may also experience delays in foreign securities settlement.

         Each Fund will, from time to time, conduct foreign currency exchange transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or through entering into contracts to purchase or sell foreign currencies at a future date (i.e., a "forward foreign currency" contract or "forward" contract). Investors should be aware that there are costs and risks associated with such currency transactions.

         Equity Funds I, Inc.'s Custodian for its foreign securities is The Chase Manhattan Bank, 4 Chase Metrotech Center, Brooklyn, NY 11245.

         Repurchase Agreements--In order to invest its short-term cash reserves or when in a temporary defensive posture, each Fund may enter into repurchase agreements with banks or broker/dealers deemed to be creditworthy by the Manager, under guidelines approved by the Board of Directors. A repurchase agreement is a short-term investment in which the purchaser (i.e., the Fund) acquires ownership of a debt security and the seller agrees to repurchase the obligation at a future time and set price, thereby determining the yield during the purchaser's holding period. Generally, repurchase agreements are of short duration, often less than one week, but on occasion for longer periods. Not more than 10% of a Fund's assets may be invested in repurchase agreements of over seven-days' maturity or other illiquid assets. Should an issuer of a repurchase agreement fail to repurchase the underlying security, the loss to the Fund, if any, would be the difference between the repurchase price and the market value of the security. Each Fund will limit its investments in repurchase agreements to those which the Manager under the guidelines of the Board of Directors determines to present minimal credit risks and which are of high quality. In addition, each Fund must have collateral of at least 100% of the repurchase price, including the portion representing such Fund's yield under such agreements which is monitored on a daily basis. Such collateral is held by the Custodian in book entry form. Such agreements may be considered loans under the 1940 Act, but the Funds consider repurchase agreements contracts for the purchase and sale of securities, and each seeks to perfect a security interest in the collateral securities so that it has the right to keep and dispose of the underlying collateral in the event of default.

         The funds in the Delaware Group have obtained an exemption from the joint-transaction prohibitions of Section 17(d) of the 1940 Act to allow the Delaware Group funds jointly to invest cash balances. Each Fund of Equity Funds I, Inc. may invest cash balances in a joint repurchase agreement in accordance with the terms of the Order and subject generally to the conditions described above.

         Portfolio Loan Transactions--Each Fund may loan up to 25% of its assets to qualified broker/dealers or institutional investors for their use relating to short sales or other security transactions.

         The major risk to which a Fund would be exposed on a loan transaction is the risk that the borrower would go bankrupt at a time when the value of the security goes up. Therefore, each Fund will only enter into loan arrangements after a review of all pertinent facts by the Manager, subject to overall supervision by the Board of Directors, including the creditworthiness of the borrowing broker, dealer or institution and then only if the consideration to be received from such loans would justify the risk. Creditworthiness will be monitored on an ongoing basis by the Manager.

(DF/DVN-ABC)



         Futures Contracts--Devon Fund may enter into futures contracts on stocks and stock indices, and purchase or sell options on stock index futures and stock indices. These activities will not be entered into for speculative purposes, but rather for hedging purposes and to facilitate the ability to quickly deploy into the stock market the Fund's positions in cash, short-term debt securities and other money market instruments, at times when the Fund's assets are not fully invested in equity securities. Such positions will generally be eliminated when it becomes possible to invest in securities that are appropriate for the Fund.


         A futures contract is a bilateral agreement providing for the purchase and sale of a specified type and amount of a financial instrument, or for the making and acceptance of a cash settlement, at a stated time in the future for a fixed price. By its terms, a futures contract provides for a specified settlement date on which the securities underlying the contract are delivered, or in the case of securities index futures contracts, the difference between the price at which the contract was entered into and the contract's closing value is settled between the purchaser and seller in cash. Futures contracts differ from options in that they are bilateral agreements, with both the purchaser and the seller equally obligated to complete the transaction. In addition, futures contracts call for settlement only on the expiration date, and cannot be "exercised" at any other time during their term.


         The purchase or sale of a futures contract also differs from the purchase or sale of a security or the purchase of an option in that no purchase price is paid or received. Instead, an amount of cash or cash equivalents, which varies but may be as low as 5% or less of the value of the contract, must be deposited with the broker as "initial margin" as a good faith deposit. This amount is generally maintained in a segregated account at the custodian bank. Subsequent payments to and from the broker, referred to as "variation margin," are made on a daily basis as the value of the index or instrument underlying the futures contract fluctuates, making positions in the futures contract more or less valuable, a process known as "marking to the market."


         The Fund may also purchase and write options on the types of futures contracts in which the Fund may invest, and enter into related closing transactions. Options on futures are similar to options on securities, as described below, except that options on futures give the purchaser the right, in return for the premium paid, to assume a position in a futures contract, rather than to actually purchase or sell the futures contract, at a specified exercise price at any time during the period of the option. In the event that an option written by the Fund is exercised, the Fund will be subject to all the risks associated with the trading of futures contracts, such as payment of variation margin deposits. In addition, the writer of an option on a futures contract, unlike the holder, is subject to initial and variation margin requirements on the option position.


         At any time prior to the expiration of a futures contract, a trader may elect to close out its position by taking an opposite position on the contract market on which the position was entered into, subject to the availability of a secondary market, which will operate to terminate the initial position. Likewise, a position in an option on a futures contract may be terminated by the purchaser or seller prior to expiration by effecting a closing purchase or sale transaction, subject to availability of a secondary market, which is the purchase or sale of an option of the same series (i.e., the same exercise price and expiration date) as the option previously purchased or sold. The Fund may realize a profit or a loss when closing out a futures contract or an option on a futures contract.

(DF/DVN-ABC)



         To the extent that interest or exchange rates or securities prices move in an unexpected direction, the Fund may not achieve the anticipated benefits of investing in futures contracts and options thereon, or may realize a loss. To the extent that the Fund purchases an option on a futures contract and fails to exercise the option prior to the exercise date, it will suffer a loss of the premium paid. Further, the possible lack of a secondary market could prevent the Fund from closing out its positions relating to futures. See Part B for a further discussion of this investment technique.


         Options--Devon Fund may write covered call options on individual issues as well as write call options on stock indices. The Fund may also purchase put options on individual issues and on stock indices. The Manager will employ these techniques in an attempt to protect appreciation attained, to offset capital losses and to take advantage of the liquidity available in the option markets. The ability to hedge effectively using options on stock indices will depend, in part, on the correlation between the composition of the index and the Fund's portfolio as well as the price movement of individual securities. The Fund does not currently intend to write or purchase options on stock indices.


         While there is no limit on the amount of the Fund's assets which may be invested in covered call options, the Fund will not invest more than 2% of its net assets in put options. The Fund will only use Exchange-traded options.

Call Options
         Writing Covered Call Options--A covered call option obligates Devon Fund to sell one of its securities for an agreed price up to an agreed date. When the Fund writes a call, it receives a premium and agrees to sell the callable securities to a purchaser of a corresponding call during the call period (usually not more than nine months) at a fixed exercise price regardless of market price changes during the call period. The advantage is that the Fund receives premium income for the limited purpose of offsetting the costs of purchasing put options or offsetting any capital loss or decline in market value of the security. However, if the Manager's forecast is wrong, the Fund may not fully participate in the market appreciation if the security's price rises.

         Writing a Call Option on Stock Indices--Writing a call option on stock indices is similar to the writing of a call option on an individual stock. Stock indices used will include, but not be limited to, the S&P 500, the Standard & Poor's 100 Index ("S&P 100") and the Standard & Poor's Over-The-Counter 250 Index ("S&P OTC 250").

Put Options
         Purchasing a Put Option--A put option gives Devon Fund the right to sell one of its securities for an agreed price up to an agreed date. The advantage is that the Fund can be protected should the market value of the security decline. However, the Fund must pay a premium for this right which would be lost if the option is not exercised. The Fund will, at all times during which it holds a put option, own the security covered by such option.

         Purchasing a Put Option on Stock Indices--Purchasing a protective put option on stock indices is similar to the purchase of protective puts on an individual stock. Indices used will include, but not be limited to, the S&P 500, the S&P 100 and the S&P OTC 250.

(DF/DVN-ABC)



         Closing Transactions--Closing transactions essentially let the Fund offset a put option or covered call option prior to its exercise or expiration. If the Fund cannot effect a closing transaction, it may have to hold a security it would otherwise sell or deliver a security it might want to hold.

         Other Investment Policies--Neither Fund may concentrate investments in any industry, which means that a Fund may generally not invest more than 25% of its assets in any one industry.

         In pursuing its investment objective, each Fund may hold securities for any period of time. For temporary, defensive purposes, each Fund may hold a substantial portion of its assets in cash, cash equivalents or short-term obligations, including repurchase agreements. Each Fund may also enter into repurchase agreements to invest excess cash balances.

         While each Fund is permitted under certain circumstances to borrow money, neither Fund normally does so. A Fund will not purchase investment securities while it has any borrowings outstanding.

         Each Fund may purchase securities on a when-issued or delayed delivery basis. It is the current intention of each Fund not to enter into when-issued commitments exceeding in the aggregate 5% of the market value of the Fund's total assets less liabilities other than obligations created by these commitments.


                                 *     *     *

         Part B provides more information on each Fund's investment restrictions and policies, and includes Appendix A which describes security ratings.

(DF/DVN-ABC)


                      APPENDIX A--INVESTMENT ILLUSTRATIONS
  Illustrations of Hypothetical Returns on Investments Based on Purchase Option

                                $10,000 Purchase

                      Scenario 1                                    Scenario 2
                    No Redemption                                 Redeem 1st Year
         -------------------------------------         -------------------------------------
   Year  Class A        Class B        Class C         Class A        Class B        Class C
   ----  -------        -------        -------         -------        -------        -------
      0   9,525         10,000         10,000           9,525         10,000         10,000
      1  10,478         10,930         10,930          10,478         10,530         10,830+
      2  11,525         11,946         11,946
      3  12,678         13,058         13,058
      4  13,946         14,272         14,272
      5  15,340         15,599         15,599
      6  16,874         17,050         17,050
      7  18,562         18,636         18,636
      8  20,418+        20,369         20,369
      9  22,459         22,405*        22,263
     10  24,705         24,646*        24,333


                                Scenario 3                                  Scenario 4
                              Redeem 3rd Year                             Redeem 5th Year
                 -------------------------------------       -------------------------------------
   Year          Class A        Class B        Class C       Class A        Class B        Class C
   ----          -------        -------        -------       -------        -------        -------
      0           9,525         10,000         10,000         9,525         10,000         10,000
      1          10,478         10,930         10,930        10,478         10,930         10,930
      2          11,525         11,946         11,946        11,525         11,946         11,946
      3          12,678         12,758         13,058+       12,678         13,058         13,058
      4                                                      13,946         14,272         14,272
      5                                                      15,340         15,399         15,599+
      6
      7
      8
      9
     10

              *This assumes that Class B Shares were converted to
                  Class A Shares at the end of the eighth year.

                                $250,000 Purchase

                      Scenario 1                                    Scenario 2
                    No Redemption                                 Redeem 1st Year
         -------------------------------------         -------------------------------------
   Year  Class A        Class B        Class C         Class A        Class B        Class C
   ----  -------        -------        -------         -------        -------        -------
     0   243,750       250,000        250,000         243,750        250,000        250,000
     1   268,125       273,250        273,250         268,125        263,250        270,750+
     2   294,938       298,662        298,662
     3   324,431       326,438        326,438
     4   356,874+      356,797        356,797
     5   392,562       389,979        389,979
     6   431,818       426,247        426,247
     7   475,000       465,888        465,888
     8   522,500       509,215        509,215
     9   574,750       560,137*       556,572
    10   632,225       616,150*       608,333





                                Scenario 3                                  Scenario 4
                              Redeem 3rd Year                             Redeem 5th Year
                 -------------------------------------       -------------------------------------
   Year          Class A        Class B        Class C       Class A        Class B        Class C
   ----          -------        -------        -------       -------        -------        -------
      0           243,750       250,000        250,000        243,750       250,000        250,000
      1           268,125       273,250        273,250        268,125       273,250        273,250
      2           294,938       298,662        298,662        294,938       298,662        298,662
      3           324,431       318,938        326,438+       324,431       326,438        326,438
      4                                                       356,874+      356,797        356,797
      5                                                       392,562       384,979        389,979
      6
      7
      8
      9
     10

              *This assumes that Class B Shares were converted to
                  Class A Shares at the end of the eighth year.

Assumes a hypothetical return for Class A of 10% per year, a hypothetical return for Class B of 9.3% per year for years 1-8 and 10% for years 9-10, and a hypothetical return for Class C of 9.3% per year. Hypothetical returns may vary due to the different expense structures for each Class and do not represent actual performance.
Class A purchase subject to appropriate sales charge breakpoint (4.75% @ $10,000; 3.75% @ $100,000; 2.50% @ $250,000).
Class B purchase assessed appropriate CDSC upon redemption (4%-4%-3%-3%-2%-1% in years 1-2-3-4-5-6).
Class C purchase assessed 1% CDSC upon redemption in year 1.
Figures marked "+" identify which Class offers the greater return potential based on investment amount, holding period and the expense structures of each Class.

(DF/DVN-ABC)


APPENDIX B--CLASSES OFFERED


Growth of Capital                         A Class        B Class      C Class     Consultant Class
Trend Fund                                   x              x            x                -
Enterprise Fund                              x              x            x                -
DelCap Fund                                  x              x            x                -
Value Fund                                   x              x            x                -
U.S. Growth Fund                             x              x            x                -

Total Return
Devon Fund                                   x              x            x                -
Decatur Total Return Fund                    x              x            x                -
Decatur Income Fund                          x              x            x                -
Delaware Fund                                x              x            x                -

Global Diversification
Emerging Markets Fund                        x              x            x                -
New Pacific Fund                             x              x            x                -
International Equity Fund                    x              x            x                -
World Growth Fund                            x              x            x                -
Global Assets Fund                           x              x            x                -
Global Bond Fund                             x              x            x                -

Current Income
Delchester Fund                              x              x            x                -
Strategic Income Fund                        x              x            x                -
Corporate Income Fund                        x              x            x                -
Federal Bond Fund                            x              x            x                -
U.S. Government Fund                         x              x            x                -
Limited-Term Government Fund                 x              x            x                -

Tax-Free Current Income
Tax-Free Pennsylvania Fund                   x              x            x                -
Tax-Free USA Fund                            x              x            x                -
Tax-Free Insured Fund                        x              x            x                -
Tax-Free USA Intermediate Fund               x              x            x                -

Money Market Funds
Delaware Cash Reserve                        x              x            x                x
U.S. Government Money Fund                   x              -            -                x
Tax-Free Money Fund                          x              -            -                x





(SAI-DF/DVN-PART B)



         The Delaware Group includes         -----------------------------------
funds with a wide range of                   DELAWARE FUND
investment objectives. Stock funds,          -----------------------------------
income funds, tax-free funds, money          A CLASS
market funds, global and                     -----------------------------------
international funds and closed-end           B CLASS
equity funds give investors the              -----------------------------------
ability to create a portfolio that           C CLASS
fits their personal financial goals.         -----------------------------------
For more information, shareholders           INSTITUTIONAL CLASS
of the Fund Classes should contact           -----------------------------------
their financial adviser or call
Delaware Group at 800-523-4640 and           DEVON FUND
shareholders of the Institutional            (FORMERLY DIVIDEND GROWTH FUND)
Classes should contact Delaware              -----------------------------------
Group at 800-828- 5052.
                                             A CLASS
                                             -----------------------------------


                                             B CLASS
INVESTMENT MANAGER                           -----------------------------------
Delaware Management Company, Inc.
One Commerce Square                          C CLASS
Philadelphia, PA  19103
                                             INSTITUTIONAL CLASS
NATIONAL DISTRIBUTOR                         -----------------------------------
Delaware Distributors, L.P.
1818 Market Street                           CLASSES OF DELAWARE GROUP
Philadelphia, PA  19103                      EQUITY FUNDS I, INC.
                                             (FORMERLY DELAWARE GROUP
                                             DELAWARE FUND, INC.)
SHAREHOLDER SERVICING,                       -----------------------------------
DIVIDEND DISBURSING,
ACCOUNTING SERVICES
AND TRANSFER AGENT
Delaware Service Company, Inc.
1818 Market Street
Philadelphia, PA  19103


LEGAL COUNSEL                                PART B
Stradley, Ronon, Stevens & Young, LLP
One Commerce Square                          STATEMENT OF
Philadelphia, PA  19103                      ADDITIONAL INFORMATION


INDEPENDENT AUDITORS                         -----------------------------------
Ernst & Young LLP
Two Commerce Square
Philadelphia, PA  19103                      DECEMBER 30, 1996

CUSTODIAN
The Chase Manhattan Bank
4 Chase Metrotech Center
Brooklyn, NY  11245



                                                                      DELAWARE
                                                                         GROUP
                                                                       -------

(SAI-DF/DVN-PART B)


-------------------------------------------------------------------------------

                                    PART B--STATEMENT OF ADDITIONAL INFORMATION
                                                              DECEMBER 30, 1996
-------------------------------------------------------------------------------



DELAWARE GROUP EQUITY FUNDS I, INC.


-------------------------------------------------------------------------------


1818 Market Street
Philadelphia, PA  19103
-------------------------------------------------------------------------------

For more information about Delaware Fund Institutional Class and Devon Fund Institutional Class:
 800-828-5052

For Prospectus and Performance of Delaware Fund A Class, Delaware Fund B Class, Delaware Fund C Class, Devon Fund A Class, Devon Fund B Class and Devon Fund C
Class: Nationwide 800-523-4640

Information on Existing Accounts of Delaware Fund A Class, Delaware Fund B Class, Delaware Fund C CLASS, Devon Fund A Class, Devon Fund B Class and Devon Fund C Class: (SHAREHOLDERS ONLY) Nationwide 800-523-1918

Dealer Services:  (BROKER/DEALERS ONLY) Nationwide 800-362-7500
---------------------------------------------------------------------


TABLE OF CONTENTS
---------------------------------------------------------------------

Cover Page                                                          1
---------------------------------------------------------------------

Investment Restrictions and Policies                                3
---------------------------------------------------------------------

Performance Information
---------------------------------------------------------------------

Trading Practices and Brokerage
---------------------------------------------------------------------

Purchasing Shares
---------------------------------------------------------------------

Investment Plans
---------------------------------------------------------------------

Determining Offering Price and Net Asset Value
---------------------------------------------------------------------

Redemption and Repurchase
---------------------------------------------------------------------

Dividends and Realized Securities
         Profits Distributions
---------------------------------------------------------------------

Taxes
---------------------------------------------------------------------

Investment Management Agreements
---------------------------------------------------------------------

Officers and Directors
---------------------------------------------------------------------

Exchange Privilege
---------------------------------------------------------------------

General Information
---------------------------------------------------------------------

Appendix A--Description of Ratings
---------------------------------------------------------------------

Appendix B--IRA Information
---------------------------------------------------------------------

Appendix C--Performance Overview
---------------------------------------------------------------------

Appendix D--The Company Life Cycle
---------------------------------------------------------------------

Financial Statements
---------------------------------------------------------------------

(SAI-DF/DVN-PART B)



         Delaware Group Equity Funds I, Inc. ("Equity Funds I, Inc.") (formerly Delaware Group Delaware Fund, Inc.) is a professionally-managed mutual fund of the series type presently offering two series of portfolios: Delaware Fund series ("Delaware Fund") (formerly Common Stock series) and Devon Fund series ("Devon Fund") (individually, a "Fund", and collectively, the "Funds").

         The Delaware Fund and the Devon Fund offer, respectively, the Delaware Fund A Class and the Devon Fund A Class ("Class A Shares"), the Delaware Fund B Class and the Devon Fund B Class ("Class B Shares"), the Delaware Fund C Class and the Devon Fund C Class ("Class C Shares") (Class A Shares, Class B Shares and Class C Shares together referred to as the "Fund Classes"), and the Delaware Fund Institutional Class and the Devon Fund Institutional Class ("Institutional Classes"). Effective as of the close of business on August 28, 1995, the name Dividend Growth Fund was changed to Devon Fund and the names of Dividend Growth Fund A Class, Dividend Growth Fund B Class and Dividend Growth Fund Institutional Class were changed to Devon Fund A Class, Devon Fund B Class and Devon Fund Institutional Class, respectively.

         Class B Shares, Class C Shares and Institutional Class shares of a Fund may be purchased at a price equal to the next determined net asset value per share. Class A Shares may be purchased at the public offering price, which is equal to the next determined net asset value per share, plus a front-end sales charge. Class A Shares are subject to a maximum front-end sales charge of 4.75% and annual 12b-1 Plan expenses of up to 0.30%. Class B Shares are subject to a contingent deferred sales charge ("CDSC") which may be imposed on redemptions made within six years of purchase and annual 12b-1 Plan expenses of up to 1%, which are assessed against Class B Shares for approximately eight years after purchase. See Automatic Conversion of Class B Shares under Classes of Shares in the Fund Classes' Prospectus. Class C Shares are subject to a CDSC which may be imposed on redemptions made within 12 months of purchase and annual 12b-1 Plan expenses of up to 1%, which are assessed against the Class C Shares for the life of the investment.

         This Statement of Additional Information ("Part B" of the registration statement) supplements the information contained in the current Prospectus for the Fund Classes dated December 30, 1996 and the current Prospectus for the Institutional Classes dated December 30, 1996, as they may be amended from time to time. Part B should be read in conjunction with the respective Class' Prospectus. Part B is not itself a prospectus but is, in its entirety, incorporated by reference into each Class' Prospectus. A prospectus relating to the Fund Classes and a prospectus relating to the Institutional Classes may be obtained by writing or calling your investment dealer or by contacting each Fund's national distributor, Delaware Distributors, L.P. (the "Distributor"), 1818 Market Street, Philadelphia, PA 19103.

         All references to "shares" in this Part B refer to all Classes of shares of Equity Funds I, Inc., except where noted.

(SAI-DF/DVN-PART B)



INVESTMENT RESTRICTIONS AND POLICIES


         Investment Restrictions--Equity Funds I, Inc. has adopted the following fundamental restrictions for Delaware Fund and Devon Fund which are applied to each Fund except as noted. Fundamental restrictions may not be amended without approval of a majority of the outstanding voting securities of a Fund, which is more than 50% of the outstanding voting securities of that Fund which proposes to change its fundamental policy, or 67% of the voting securities of that Fund which proposes to change its fundamental policy present at a shareholder meeting if the holders of more than 50% of such voting securities are present in person or represented by proxy, whichever is less. The percentage limitations contained in the restrictions and policies set forth herein apply at the time of purchase of securities.


         1. Not to invest more than 5% of the value of its assets in securities of any one company (except U.S. government bonds) or purchase more than 10% of the voting or nonvoting securities of any one company.


         2. Not to acquire control of any company. (Equity Funds I, Inc.'s Certificate of Incorporation permits control of companies to protect investments already made, but its policy is not to acquire control.)

         3. Not to purchase or retain securities of a company which has an officer or director who is an officer or director of Equity Funds I, Inc. or an officer, director or partner of its investment manager if, to the knowledge of Equity Funds I, Inc., one or more of such persons own beneficially more than 1/2 of 1% of the shares of the company, and in the aggregate more than 5% thereof.

         4. No long or short positions on shares of Equity Funds I, Inc. may be taken by its officers, directors or any of its affiliated persons. Such persons may buy shares of Equity Funds I, Inc. for investment purposes, however.

         5. Not to purchase any security issued by any other investment company if after such purchase it would: (a) own more than 3% of the voting stock of such company, (b) own securities of such company having a value in excess of 5% of Equity Funds I, Inc.'s assets or (c) own securities of investment companies having an aggregate value in excess of 10% of Equity Funds I, Inc.'s assets.

         6. Not to act as an underwriter of securities of other issuers, except that Equity Funds I, Inc. may acquire restricted securities and securities which are not readily marketable under circumstances where, if such securities are sold, Equity Funds I, Inc. may be deemed an underwriter for purposes of the Securities Act of 1933.

         7. Not to invest in securities of other investment companies except at customary brokerage commission rates or in connection with mergers, consolidations or offers of exchange.

         8. Not to make any investment in real estate unless necessary for office space or the protection of investments already made. (This restriction does not preclude Equity Funds I, Inc.'s purchase of securities issued by real estate investment trusts.)

         9. Not to sell short any security or property.

(SAI-DF/DVN-PART B)


         10. Not to deal in commodities, except that Devon Fund may invest in financial futures, including futures contracts on stocks and stock indices, interest rates, and foreign currencies, and other types of financial futures that may be developed in the future, and may purchase or sell options on such futures, and enter into closing transactions with respect to those activities.


         11. Not to borrow, except as a temporary measure for extraordinary or emergency purposes and then not in excess of 10% of gross assets taken at cost or market, whichever is lower, and not to pledge more than 15% of gross assets taken at cost. Any borrowing will be done from a bank and to the extent that such borrowing exceeds 5% of the value of Equity Funds I, Inc.'s assets, asset coverage of at least 300% is required. In the event that such asset coverage shall at any time fall below 300%, Equity Funds I, Inc. shall, within three days thereafter (not including Sunday and holidays) or such longer period as the Securities and Exchange Commission may prescribe by rules and regulations, reduce the amount of its borrowings to an extent that the asset coverage of such borrowings shall be at least 300%. Equity Funds I, Inc. shall not issue senior securities as defined in the Investment Company Act of 1940, except for notes to banks.

         12. Not to make loans. However, the purchase of a portion of an issue of publicly distributed bonds, debentures or other securities, whether or not the purchase was made upon the original issuance of the securities, and the entry into "repurchase agreements" are not to be considered the making of a loan by Equity Funds I, Inc. and Equity Funds I, Inc. may loan up to 25% of its assets to qualified broker/dealers or institutional investors for their use relating to short sales or other security transactions.

         13. Not to invest more than 5% of the value of its total assets in securities of companies less than three years old. Such three-year period shall include the operation of any predecessor company or companies.

         Investment Policies--All investment policies of the Funds are nonfundamental and may be changed without shareholder approval, except those identified above as fundamental restrictions.

         Each Fund has made a commitment that it will not invest in warrants valued at the lower of cost or market exceeding 5% of such Fund's net assets. Included within that amount, but not to exceed 2% of each Fund's net assets, may be warrants not listed on the New York Stock Exchange or American Stock Exchange.

         Neither Fund currently invests its assets in real estate limited partnerships or oil, gas and other mineral leases. Each Fund currently intends to limit its investments in real estate investment trusts to not more than 10% of each such Fund's net assets.

         While each Fund is permitted under certain circumstances to borrow money, neither Fund normally does so. Investment securities will not normally be purchased by a Fund while it has an outstanding borrowing. Neither Fund may concentrate investments in any industry, which means that a Fund generally may not invest more than 25% of its assets in any one industry.

(SAI-DF/DVN-PART B)


         Mortgage-Backed Securities--In addition to mortgage-backed securities issued or guaranteed by the U.S. government, its agencies or instrumentalities or government sponsored corporations, each Fund may also invest its assets in securities issued by certain private, nongovernment corporations, such as financial institutions. Certain of these private-backed securities are fully collateralized at the time of issuance by securities or certificates issued or guaranteed by the U.S. government, its agencies or instrumentalities. Two principal types of mortgage-backed securities are collateralized mortgage obligations (CMOs) and real estate mortgage investment conduits (REMICs).

         CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders and collateralized by a pool of mortgages held under an indenture. CMOs are issued in a number of classes or series with different maturities. The classes or series are retired in sequence as the underlying mortgages are repaid. Prepayment may shorten the stated maturity of the obligation and can result in a loss of premium, if any has been paid. Certain of these securities may have variable or floating interest rates and others may be stripped (securities which provide only the principal or interest feature of the underlying security).

         REMICs, which were authorized under the Tax Reform Act of 1986, are private entities formed for the purpose of holding a fixed pool of mortgages secured by an interest in real property. REMICs are similar to CMOs in that they issue multiple classes of securities.


         CMOs and REMICs issued by private entities are not government securities and are not directly guaranteed by any government agency. They are secured by the underlying collateral of the private issuer. Devon Fund will invest in such private-backed securities only if they are 100% collateralized at the time of issuance by securities issued or guaranteed by the U.S. government, its agencies or instrumentalities. Delaware Fund may invest its assets in CMOs and REMICs issued by private entities whether or not the securities are 100% collateralized at the time of issuance by securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities (securities that are not so collateralized are called "non-agency mortgage-backed securities"). Each Fund currently invests in privately-issued CMOs and REMICs only if they are rated at the time of purchase in the four highest grades by a nationally-recognized rating agency.

         Asset-Backed Securities--Each Fund may invest a portion of its assets in asset-backed securities. The rate of principal payment on asset-backed securities generally depends on the rate of principal payments received on the underlying assets. Such rate of payments may be affected by economic and various other factors such as changes in interest rates or the concentration of collateral in a particular geographic area. Therefore, the yield may be difficult to predict and actual yield to maturity may be more or less than the anticipated yield to maturity. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entities issuing the securities are insulated from the credit risk of the originator or affiliated entities, and the amount of credit support provided to the securities.

         Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on underlying assets to make payments, such securities may contain elements of credit support. Such credit support falls into two categories: (i) liquidity protection, and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments due on the underlying pool is timely. Protection against losses resulting from ultimate default enhances

(SAI-DF/DVN-PART B)


the likelihood of payments of the obligations on at least some of the assets in the pool. Such protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. The Funds will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

         Examples of credit support arising out of the structure of the transaction include "senior-subordinated securities" (multiple class securities with one or more classes subordinate to other classes as to the payment of principal thereof and interest thereon, with the result that defaults on the underlying assets are borne first by the holders of the subordinated class), creation of "reserve funds" (where cash or investments, sometimes funded from a portion of the payments on the underlying assets, are held in reserve against future losses) and "over collateralization" (where the scheduled payments on, or the principal amount of, the underlying assets exceeds that required to make payments of the securities and pay any servicing or other fees). The degree of credit support provided for each issue is generally based on historical information respecting the level of credit information respecting the level of credit risk associated with the underlying assets. Delinquencies or losses in excess of those anticipated could adversely affect the return on an investment in such issue.


         Portfolio Loan Transactions--Each Fund may loan up to 25% of its assets to qualified broker/dealers or institutional investors for their use relating to short sales or other security transactions.

         It is the understanding of Delaware Management Company, Inc. (the "Manager") that the staff of the Securities and Exchange Commission permits portfolio lending by registered investment companies if certain conditions are met. These conditions are as follows: 1) each transaction must have 100% collateral in the form of cash, short-term U.S. government securities, or irrevocable letters of credit payable by banks acceptable to a Fund from the borrower; 2) this collateral must be valued daily and should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Fund; 3) the Fund must be able to terminate the loan after notice, at any time; 4) the Fund must receive reasonable interest on any loan, and any dividends, interest or other distributions on the lent securities, and any increase in the market value of such securities; 5) the Fund may pay reasonable custodian fees in connection with the loan; and 6) the voting rights on the lent securities may pass to the borrower; however, if the directors of Equity Funds I, Inc. know that a material event will occur affecting an investment loan, they must either terminate the loan in order to vote the proxy or enter into an alternative arrangement with the borrower to enable the directors to vote the proxy.

         The major risk to which a Fund would be exposed on a loan transaction is the risk that the borrower would go bankrupt at a time when the value of the security goes up. Therefore, each Fund will only enter into loan arrangements after a review of all pertinent facts by the Manager, under the supervision of the Board of Directors, including the creditworthiness of the borrowing broker, dealer or institution and then only if the consideration to be received from such loans would justify the risk. Creditworthiness will be monitored on an ongoing basis by the Manager.

         Restricted and Illiquid Securities--Most of the privately placed securities acquired by a Fund will be eligible for resale by the Fund without registration pursuant to Rule 144A ("Rule 144A Securities") under the Securities Act of 1933. While maintaining oversight, the Board of Directors has delegated to the Manager the day-to-day function of determining whether individual Rule 144A Securities are liquid for purposes of each Fund's 10% limitation on investments in illiquid securities. The Board has instructed the Manager to consider the following

(SAI-DF/DVN-PART B)


actors in determining the liquidity of a Rule 144A Security: (i) the frequency of trades and trading volume for the security; (ii) whether at least three dealers are willing to purchase or sell the security and the number of potential purchasers; (iii) whether at least two dealers are making a market in the security; and (iv) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer).

         Investing in Rule 144A Securities could have the effect of increasing the level of a Fund's illiquidity to the extent that qualified institutional buyers become, for a period of time, uninterested in purchasing these securities. If the Manager determines that a Rule 144A Security which was previously determined to be liquid is no longer liquid and, as a result, a Fund's holdings of illiquid securities exceed the Fund's 10% limit on investment in such securities, the Manager will determine what action shall be taken to ensure that the Fund continues to adhere to such limitation.

         Convertible Securities--Each Fund may invest in convertible securities, including corporate debentures, bonds, notes and preferred stocks that may be converted into or exchanged for common stock. While providing a fixed-income stream (generally higher in yield than the income derivable from a common stock but lower than that afforded by a non-convertible debt security), a convertible security also affords the investor an opportunity, through its conversion feature, to participate in the capital appreciation of the common stock into which it is convertible. As the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis and so may not experience market declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the price of a convertible security tends to rise as a reflection of the value of the underlying common stock. To obtain such a higher yield, a Fund may be required to pay for a convertible security an amount in excess of the value of the underlying common stock. Common stock acquired by a Fund upon conversion of a convertible security will generally be held for so long as the Manager anticipates such stock will provide a Fund with opportunities which are consistent with a Fund's investment objectives and policies.

         Each Fund may invest not more than 5% of its assets in convertible debentures that are rated below investment grade or are unrated but are determined by the Manager to be of comparable quality. Investing in convertible debentures that are rated below investment grade or unrated but of comparable quality entails certain risks, including the risk of loss of principal, which may be greater than the risks involved in investing in investment grade convertible debentures. Under rating agency guidelines, lower rated securities and comparable unrated securities will likely have some quality and protective characteristics that are outweighed by large uncertainties or major risk exposures to adverse conditions.

         A Fund may have difficulty disposing of such lower rated convertible debentures because the trading market for such securities may be thinner than the market for higher rated convertible debentures. To the extent a secondary trading market for these securities does exist, it generally is not as liquid as the secondary trading market for higher rated securities. The lack of a liquid secondary market as well as adverse publicity with respect to these securities, may have an adverse impact on market price and the Fund's ability to dispose of particular issues in response to a specific economic event such as a deterioration in the creditworthiness of the issuer. The lack of a liquid secondary market for certain securities also may make it more difficult for a Fund to obtain accurate market quotations for purposes of pricing the Fund's portfolio and calculating its net asset value. The market behavior of convertible securities in lower rating categories is often more volatile than that of higher quality securities. Lower quality convertible securities are judged by Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's Ratings Group ("S&P") to have speculative elements or characteristics; their future cannot be considered as well assured and earnings and asset protection may be moderate or poor in comparison to investment grade securities.

(SAI-DF/DVN-PART B)


         In addition, such lower quality securities face major ongoing uncertainties or exposure to adverse business, financial or economic conditions, which could lead to inadequate capacity to meet timely payments. The market values of securities rated below investment grade tend to be more sensitive to company specific developments and changes in economic conditions than higher rated securities. Issuers of these securities are often highly leveraged, so that their ability to service their debt obligations during an economic downturn or during sustained periods of rising interest rates may be impaired. In addition, such issuers may not have more traditional methods of financing available to them, and may be unable to repay debt at maturity by refinancing.


         Foreign Securities--Each Fund may invest in securities of foreign companies. However, neither Fund will invest more than 5% of the value of its total assets, at the time of purchase, in foreign securities (other than securities of Canadian issuers registered under the Securities Exchange Act of 1934 or American Depositary Receipts, on which there are no such limits).

         There has been in the past, and there may be again in the future, an interest equalization tax levied by the United States in connection with the purchase of foreign securities such as those purchased by a Fund. Payment of such interest equalization tax, if imposed, would reduce a Fund's rate of return on its investment. Dividends paid by foreign issuers may be subject to withholding and other foreign taxes which may decrease the net return on such investments as compared to dividends paid to a Fund by United States corporations.

         Investors should recognize that investing in foreign corporations involves certain considerations, including those set forth below, which are not typically associated with investing in United States corporations. Foreign corporations are not generally subject to uniform accounting, auditing and financial standards and requirements comparable to those applicable to United States corporations. There may also be less supervision and regulation of foreign stock exchanges, brokers and listed corporations than exist in the United States. A Fund may be affected either unfavorably or favorably by fluctuations in the relative rates of exchange as between the currencies of different nations and control regulations. Furthermore, there may be the possibility of expropriation or confiscatory taxation, political, economic or social instability or diplomatic developments which could affect assets of either Fund held in foreign countries.

         Each Fund will, from time to time, conduct foreign currency exchange transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or through entering into contracts to purchase or sell foreign currencies at a future date (i.e., a "forward foreign currency" contract or "forward" contract). Investors should be aware that there are costs and risks associated with such currency transactions. Each Fund may enter into forward contracts to "lock in" the price of a security it has agreed to purchase or sell, in terms of U.S. dollars or other currencies in which the transaction will be consummated. When the Manager believes that the currency of a particular foreign country may suffer a decline against the U.S. dollar or against another currency, each Fund may enter into a forward contract to sell, for a fixed amount of U.S. dollars or other appropriate currency, the amount of foreign currency approximating the value of some or all of a Fund's securities denominated in such foreign currency. It is impossible to predict precisely the market value of portfolio securities at the expiration of the forward contract. Accordingly, it may be necessary for a Fund to purchase or sell additional foreign currency on the spot market (and bear the expense of such purchase or sale) if the market value of the security is less than or greater than the amount of foreign currency the Fund is obligated to deliver.

(SAI-DF/DVN-PART B)



         Each Fund may incur gains or losses from currency transactions. No type of foreign currency transaction will eliminate fluctuations in the prices of a Fund's foreign securities or will prevent loss if the prices of such securities should decline.

         Futures Contracts and Options on Futures Contracts--Devon Fund may enter into futures contracts on stocks and stock indices, purchase and sell options on such futures, and enter into closing transactions with respect to those activities. The Fund currently intends to limit such investments to the extent that not more than 5% of its assets are required as futures contract margin deposits and premiums on options and only to the extent that obligations under such contracts and transactions represent not more than 20% of the Fund's assets. A futures contract may be purchased and sold only on an exchange, known as a "contract market," designated by the Commodity Futures Trading Commission for the trading of such contract, and only through a registered futures commission merchant which is a member of such contract market. A commission must be paid on each completed purchase and sale transaction.

         When the Fund enters into a futures transaction, it must deliver to the futures commission merchant selected by the Fund an amount referred to as "initial margin." This amount is maintained by the futures commission merchant in an account at the Fund's custodian bank. Thereafter, a "variation margin" may be paid by the Fund to, or drawn by the Fund from, such account in accordance with controls set for such accounts, depending upon changes in the price of the underlying securities subject to the futures contract.

         Although futures contracts by their terms generally call for the actual delivery or acquisition of underlying securities or the cash value of the index, in most cases the contractual obligation is fulfilled before the date of the contract without having to make or take such delivery. The contractual obligation is offset by buying (or selling, as the case may be) on a commodities exchange an identical futures contract calling for delivery in the same month. Such a transaction, which is effected through a member of an exchange, cancels the obligation to make or take, as the case may be, delivery of the securities or cash value of the index underlying the contractual obligations. At the time such transaction is effected, a final determination of variation margin is made and any loss experienced by the Fund must be paid to the contract market clearing house while any profit due to the Fund must be delivered to it.

         Positions taken in futures markets are not normally held to maturity, but instead liquidated through offsetting transactions which may result in a profit or a loss. While the Fund's futures contracts on securities will usually be liquidated in this manner, the Fund may instead make or take delivery of the underlying securities whenever it appears economically advantageous to do so. The clearing house associated with the market on which futures on the securities are traded guarantees that, if still open, the sale or purchase will be performed on settlement date.

         The Fund may enter into such futures contracts to protect against the adverse affects of fluctuations in security prices or interest rates without actually buying or selling the securities. For example, if interest rates are expected to increase, the Fund might enter into futures contracts for the sale of debt securities. Such a sale would have much the same effect as selling an equivalent value of the debt securities in the portfolio owned by the Fund. If interest rates did increase, the value of the debt securities in the portfolio would decline, but the value of the futures contracts to the Fund would increase at approximately the same rate, thereby keeping the net asset value of the Fund from declining as much as it otherwise would have. Similarly, when it is expected that interest rates may decline, futures contracts may be purchased to hedge in anticipation of subsequent purchases of securities at higher prices.

(SAI-DF/DVN-PART B)


Since the fluctuations in the value of futures contracts should be similar to those of debt securities, the Fund could take advantage of the anticipated rise in value of debt securities without actually buying them until the market had stabilized. At that time, the futures contracts could be liquidated and the Fund could then buy debt securities on the cash market.


         With respect to options on futures contracts, when the Fund is not fully invested, it may purchase a call option on a futures contract to hedge against a market advance due to declining interest rates. The purchase of a call option on a futures contract is similar in some respects to the purchase of a call option on an individual security. Depending on the pricing of the option compared to either the price of the futures contract upon which it is based, or the price of the underlying debt securities, it may or may not be less risky than ownership of the futures contract or underlying debt securities.

         The writing of a call option on a futures contract constitutes a partial hedge against the declining price of the security which is deliverable upon exercise of the futures contract. If the futures price at the expiration of the option is below the exercise price, the Fund will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in the Fund's portfolio holdings. The writing of a put option on a futures contract constitutes a partial hedge against the increasing price of the security which is deliverable upon exercise of the futures contract. If the futures price at the expiration of the option is higher than the exercise price, the Fund will retain the full amount of the option premium which provides a partial hedge against any increase in the price of securities which the Fund intends to purchase.

         Call and put options on stock index futures are similar to options on securities except that, rather than the right to purchase or sell stock at a specified price, options on a stock index future give the holder the right to receive cash. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account which represents the amount by which the market price of the futures contract, at exercise, exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the futures contract. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing price of the futures contract on the expiration date.

         If a put or call option the Fund has written is exercised, the Fund will incur a loss which will be reduced by the amount of the premium it receives. Depending on the degree of correlation between changes in the value of its portfolio securities and changes in the value of its futures positions, the Fund's losses from existing options on futures may, to some extent, be reduced or increased by changes in the value of portfolio securities. The purchase of a put option on a futures contract is similar in some respects to the purchase of protective puts on portfolio securities. For example, the Fund will purchase a put option on a futures contract to hedge the Fund's portfolio against the risk of rising interest rates.

         To the extent that interest rates move in an unexpected direction, the Fund may not achieve the anticipated benefits of futures contracts or options on futures contracts or may realize a loss. For example, if the Fund is hedged against the possibility of an increase in interest rates which would adversely affect the price of securities held in its portfolio and interest rates decrease instead, the Fund will lose part or all of the benefit of the increased value of its securities which it has because it will have offsetting losses in its futures position. In addition, in such situations, if

(SAI-DF/DVN-PART B)


the Fund had insufficient cash, it may be required to sell securities from its portfolio to meet daily variation margin requirements. Such sales of securities may, but will not necessarily, be at increased prices which reflect the rising market. The Fund may be required to sell securities at a time when it may be disadvantageous to do so.

         Further, with respect to options on futures contracts, the Fund may seek to close out an option position by writing or buying an offsetting position covering the same securities or contracts and have the same exercise price and expiration date. The ability to establish and close out positions on options will be subject to the maintenance of a liquid secondary market, which cannot be assured.

         Options--Devon Fund may write call options and purchase put options on a covered basis only, and will not engage in option writing strategies for speculative purposes.

         A. Covered Call Writing--The Fund may write covered call options from time to time on such portion of its portfolio, without limit, as the Manager determines is appropriate in seeking to obtain the investment objective. A call option gives the purchaser of such option the right to buy, and the writer, in this case the Fund, has the obligation to sell the underlying security at the exercise price during the option period. The advantage to the Fund of writing covered calls is that the Fund receives additional income, in the form of a premium, which may offset any capital loss or decline in market value of the security. However, if the security rises in value, the Fund may not fully participate in the market appreciation.


         During the option period, a covered call option writer may be assigned an exercise notice by the broker/dealer through whom such call option was sold requiring the writer to deliver the underlying security against payment of the exercise price. This obligation is terminated upon the expiration of the option period or at such earlier time in which the writer effects a closing purchase transaction. A closing purchase transaction cannot be effected with respect to an option once the option writer has received an exercise notice for such option.


         With respect to both options on actual portfolio securities owned by the Fund and options on stock indices, the Fund may enter into closing purchase transactions. A closing purchase transaction is one in which the Fund, when obligated as a writer of an option, terminates its obligation by purchasing an option of the same series as the option previously written.

         Closing purchase transactions will ordinarily be effected to realize a profit on an outstanding call option, to prevent an underlying security from being called, to permit the sale of the underlying security or to enable the Fund to write another call option on the underlying security with either a different exercise price or expiration date or both. The Fund may realize a net gain or loss from a closing purchase transaction depending upon whether the net amount of the original premium received on the call option is more or less than the cost of effecting the closing purchase transaction. Any loss incurred in a closing purchase transaction may be partially or entirely offset by the premium received from a sale of a different call option on the same underlying security. Such a loss may also be wholly or partially offset by unrealized appreciation in the market value of the underlying security. Conversely, a gain resulting from a closing purchase transaction could be offset in whole or in part by a decline in the market value of the underlying security.

(SAI-DF/DVN-PART B)



         If a call option expires unexercised, the Fund will realize a short-term capital gain in the amount of the premium on the option, less the commission paid. Such a gain, however, may be offset by depreciation in the market value of the underlying security during the option period. If a call option is exercised, the Fund will realize a gain or loss from the sale of the underlying security equal to the difference between the cost of the underlying security, and the proceeds of the sale of the security plus the amount of the premium on the option, less the commission paid.


         The market value of a call option generally reflects the market price of an underlying security. Other principal factors affecting market value include supply and demand, interest rates, the price volatility of the underlying security and the time remaining until the expiration date.


         Devon Fund will write call options only on a covered basis, which means that the Fund will own the underlying security subject to a call option at all times during the option period. Unless a closing purchase transaction is effected, the Fund would be required to continue to hold a security which it might otherwise wish to sell, or deliver a security it would want to hold. Options written by the Fund will normally have expiration dates between one and nine months from the date written. The exercise price of a call option may be below, equal to or above the current market value of the underlying security at the time the option is written.

         B. Purchasing Put Options--Devon Fund may invest up to 2% of its total assets in the purchase of put options. The Fund will, at all times during which it holds a put option, own the security covered by such option.

         The Fund intends to purchase put options in order to protect against a decline in the market value of the underlying security below the exercise price less the premium paid for the option ("protective puts"). The ability to purchase put options will allow the Fund to protect unrealized gain in an appreciated security in its portfolio without actually selling the security. If the security does not drop in value, the Fund will lose the value of the premium paid. The Fund may sell a put option which it has previously purchased prior to the sale of the securities underlying such option. Such sales will result in a net gain or loss depending on whether the amount received on the sale is more or less than the premium and other transaction costs paid on the put option which is sold.

         The Fund may sell a put option purchased on individual portfolio securities or stock indices. Additionally, the Fund may enter into closing sale transactions. A closing sale transaction is one in which the Fund, when it is the holder of an outstanding option, liquidates its position by selling an option of the same series as the option previously purchased.

Options on Stock Indices
         A stock index assigns relative values to the common stocks included in the index with the index fluctuating with changes in the market values of the underlying common stock.

         Options on stock indices are similar to options on stocks but have different delivery requirements. Stock options provide the right to take or make delivery of the underlying stock at a specified price. A stock index option gives the holder the right to receive a cash "exercise settlement amount" equal to (i) the amount by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of exercise, multiplied by (ii) a fixed "index multiplier." Receipt of this cash amount

(SAI-DF/DVN-PART B)


will depend upon the closing level of the stock index upon which the option is based being greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option. The amount of cash received will be equal to such difference between the closing price of the index and exercise price of the option expressed in dollars times a specified multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. Gain or loss to the Fund on transactions in stock index options will depend on price movements in the stock market generally (or in a particular industry or segment of the market) rather than price movements of individual securities.

         As with stock options, Devon Fund may offset its position in stock index options prior to expiration by entering into a closing transaction on an Exchange or it may let the option expire unexercised.


         A stock index fluctuates with changes in the market values of the stock so included. Some stock index options are based on a broad market index such as the Standard & Poor's 500 or the New York Stock Exchange Composite Index, or a narrower market index such as the Standard & Poor's 100. Indices are also based on an industry or market segment such as the AMEX Oil and Gas Index or the Computer and Business Equipment Index. Options on stock indices are currently traded on the following Exchanges among others: The Chicago Board Options Exchange, New York Stock Exchange and American Stock Exchange.


         The effectiveness of purchasing or writing stock index options as a hedging technique will depend upon the extent to which price movements in the Fund's portfolio correlate with price movements of the stock index selected. Because the value of an index option depends upon movements in the level of the index rather than the price of a particular stock, whether the Fund will realize a gain or loss from the purchase or writing of options on an index depends upon movements in the level of stock prices in the stock market generally or, in the case of certain indices, in an industry or market segment, rather than movements in the price of a particular stock. Since the Fund's portfolio will not duplicate the components of an index, the correlation will not be exact. Consequently, the Fund bears the risk that the prices of the securities being hedged will not move in the same amount as the hedging instrument. It is also possible that there may be a negative correlation between the index or other securities underlying the hedging instrument and the hedged securities which would result in a loss on both such securities and the hedging instrument. Accordingly, successful use by the Fund of options on stock indices will be subject to the Manager's ability to predict correctly movements in the direction of the stock market generally or of a particular industry. This requires different skills and techniques than predicting changes in the price of individual stocks.

         Positions in stock index options may be closed out only on an Exchange which provides a secondary market. There can be no assurance that a liquid secondary market will exist for any particular stock index option. Thus, it may not be possible to close such an option. The inability to close options positions could have an adverse impact on the Fund's ability to effectively hedge its securities. Devon Fund will enter into an option position only if there appears to be a liquid secondary market for such options.

         The Fund will not engage in transactions in options on stock indices for speculative purposes but only to protect appreciation attained, to offset capital losses and to take advantage of the liquidity available in the option markets.

(SAI-DF/DVN-PART B)


         When-Issued and Delayed Delivery Securities--Each Fund may purchase securities on a when-issued or delayed delivery basis. In such transactions, instruments are purchased with payment and delivery taking place in the future in order to securer what is considered to be an advantageous yield or price at the time of the transaction. Delivery of and payment for these securities may take as long as a month or more after the date of the purchase commitment. A Fund will maintain with its custodian a separate account with a segregated portfolio of securities in an amount at least equal to these commitments. The payment obligation and the interest rates that will be received are each fixed at the time a Fund enters into the commitment and no interest accrues to the Fund until settlement. Thus, it is possible that the market value at the time of settlement could be higher or lower than the purchase price if the general level of interest rates has changed. It is a current policy of each Fund not to enter into when-issued commitments exceeding in the aggregate 5% of the market value of such Fund's total assets less liabilities other than the obligations created by these commitments.

(SAI-DF/DVN-PART B)

PERFORMANCE INFORMATION

         From time to time, each Fund may state its Classes' total return in advertisements and other types of literature. Any statements of total return performance data for a Class will be accompanied by information on the average annual compounded rate of return for that Class over, as relevant, the most recent one-, five- and ten-year (or life of fund, if applicable) periods. Each Fund may also advertise aggregate and average total return information for its Classes over additional periods of time.

         The average annual total rate of return for each Class is based on a hypothetical $1,000 investment that includes capital appreciation and depreciation during the stated periods. The following formula will be used for the actual computations:

                                   n
                             P(1+T)  = ERV

          Where:      P   =  a hypothetical initial purchase order of $1,000
                             from which, in the case of only Class A Shares, the maximum front-end sales charge is deducted;

                      T   =  average annual total return;

                      n   =  number of years;

                    ERV   =  redeemable value of the hypothetical $1,000
                             purchase at the end of the period after the deduction of the applicable CDSC, if any, with respect to Class B Shares and Class C Shares.


         In presenting performance information for Class A Shares, the Limited CDSC, applicable to only certain redemptions of those shares, will not be deducted from any computations of total return. See the Prospectus for the Fund Classes for a description of the Limited CDSC and the limited instances in which it applies. All references to a CDSC in this Performance Information section will apply to Class B Shares or Class C Shares.

         Aggregate or cumulative total return is calculated in a similar manner, except that the results are not annualized. Each calculation assumes the maximum front-end sales charge, if any, is deducted from the initial $1,000 investment at the time it is made with respect to Class A Shares, and that all distributions are reinvested at net asset value, and, with respect to Class B Shares and Class C Shares, reflects the deduction of the CDSC that would be applicable upon complete redemption of such shares. In addition, each Fund may present total return information that does not reflect the deduction of the maximum front-end sales charge or any applicable CDSC.

         The performance of Class A Shares and the Institutional Class of Delaware Fund and Devon Fund, as shown below, is the average annual total return quotations through October 31, 1996. The average annual total return for Class A Shares at offer reflects the maximum front-end sales charge of 4.75% paid on the purchase of shares. The average annual total return for Class A Shares at net asset value (NAV) does not reflect the payment of any front-end sales charge. Pursuant to applicable regulation, total return shown for Delaware Fund Institutional Class for the periods prior to the commencement of operations of such Class is calculated by taking the performance of Delaware Fund A Class and adjusting it to reflect the elimination of all sales charges. However, for those periods, no adjustment has been made to eliminate the impact of 12b-1 payments, and performance would have been affected had such an adjustment been made.

(SAI-DF/DVN-PART B)


         Securities prices fluctuated during the periods covered and past results should not be considered as representative of future performance. On June 14, 1988, Delaware Fund's investment objective was changed from growth with income to a balance of capital appreciation, income and preservation of capital.

                           Average Annual Total Return


                            Delaware Fund               Delaware Fund            Delaware Fund
                           Class A Shares(1)(2)       Class A Shares(1)          Institutional
                             (at Offer)                   (at NAV)                 Class(3)
    1 year ended
    10/31/96                  10.58%                       16.07%                  16.25%

    3 years ended
    10/31/96                   9.38%                       11.17%                  11.35%

    5 years ended
    10/31/96                  10.47%                       11.55%                  11.70%

    10 years ended
    10/31/96                  10.33%                       10.86%                  10.94%

    15 years ended
    10/31/96                  13.87%                       14.23%                  14.28%

    Period 4/25/38(4)
    through 10/31/96          11.09%                       11.18%                  11.20%

(1) Delaware Fund A Class began paying 12b-1 payments on June 1, 1992 and performance prior to that date does not reflect such payments.

(2) Prior to November 29, 1995, the maximum front-end sales charge was 5.75%. Effective November 29, 1995, the maximum front-end sales charge was reduced to 4.75% and the above performance numbers are calculated using 4.75% as the applicable sales charge, and are more favorable than they would have been had they been calculated using 5.75%.

(3)  Date of initial public offering was November 9, 1992.

(4)  Date of initial public offering for Delaware Fund.

                         Average Annual Total Return(1)

                              Devon Fund                 Devon Fund              Devon Fund
                            Class A Shares             Class A Shares           Institutional
                             (at Offer)(2)                (at NAV)                  Class

    1 year ended
    10/31/96                    18.21%                      24.14%                   24.56%

    Period 12/29/93(3)
    through 10/31/96            17.35%                      19.38%                   19.74%

(1) Certain expenses of this Fund have been waived and reimbursed by the Manager. In the absence of such waiver and reimbursement, performance would have been affected negatively.

(2) Prior to November 29, 1995, the maximum front-end sales charge was 5.75%. Effective November 29, 1995, the maximum front-end sales charge was reduced to 4.75% and the above performance numbers are calculated using 4.75% as the applicable sales charge, and are more favorable than they would have been had they been calculated using 5.75%.

(3)  Date of initial public offering.

(SAI-DF/DVN-PART B)


      The performance of Delaware Fund B Class and Devon Fund B Class, as shown below, is the average annual total return quotation through October 31, 1996. The average annual total return for Class B Shares including deferred sales charge reflects the deduction of the applicable CDSC that would be paid if the shares were redeemed at October 31, 1996. The average annual total return for Class B Shares excluding deferred sales charge assumes the shares were not redeemed at October 31, 1996 and therefore does not reflect the deduction of a CDSC.

                                        Average Annual Total Return

                                 Delaware Fund               Delaware Fund
                                Class B Shares              Class B Shares
                              (Including Deferred         (Excluding Deferred
                                 Sales Charge)               Sales Charge)
      1 year ended
      10/31/96                    11.15%                        15.15%

      Period 9/6/94(1)
      through 10/31/96            12.28%                        13.49%

(1) Date of initial public offering.


                                      Average Annual Total Return(1)

                                  Devon Fund                  Devon Fund
                                Class B Shares              Class B Shares
                              (Including Deferred         (Excluding Deferred
                                 Sales Charge)               Sales Charge)
      1 year ended
      10/31/96                    19.38%                        23.38%

      Period 9/6/94(2)
      through 10/31/96            19.10%                        20.24%

(1) Certain expenses of this Fund have been waived and reimbursed by the Manager. In the absence of such waiver and reimbursement, performance would have been affected negatively.

(2)   Date of initial public offering.

(SAI-DF/DVN-PART B)


      The performance of Delaware Fund C Class and Devon Fund C Class, as shown below, is the aggregate total return quotation through October 31, 1996. The aggregate total return for Class C Shares including deferred sales charge reflects the deduction of the applicable CDSC that would be paid if the shares were redeemed at October 31, 1996. The aggregate total return for Class C Shares excluding deferred sales charge assumes the shares were not redeemed at October 31, 1996 and therefore does not reflect the deduction of a CDSC.

                                           Aggregate Total Return

                                  Delaware Fund               Delaware Fund
                                 Class C Shares              Class C Shares
                               (Including Deferred         (Excluding Deferred
                                  Sales Charge)               Sales Charge)
       Period 11/29/95(1)
       through 10/31/96            11.13%                        12.13%

(1) Date of initial public offering; total return for this short of a time period may not be representative of longer term results.


                                          Aggregate Total Return(1)

                                   Devon Fund                  Devon Fund
                                 Class C Shares              Class C Shares
                               (Including Deferred         (Excluding Deferred
                                  Sales Charge)               Sales Charge)
       Period 11/29/95(2)
       through 10/31/96            17.94%                        18.94%

(1) Certain expenses of this Fund have been waived and reimbursed by the Manager.In the absence of such waiver and reimbursement, performance would have been affected negatively.

(2) Date of initial public offering; total return for this short of a time period may not be representative of longer term results.


      From time to time, each Fund may also quote its Classes' actual total return performance, dividend results and other performance information, in advertising and other types of literature and may compare that information to, or may separately illustrate similar information reported by, the Standard & Poor's 500 Stock Index and the Dow Jones Industrial Average and other unmanaged indices.


      The Standard & Poor's 500 Stock Index and the Dow Jones Industrial Average are industry-accepted unmanaged indices of generally-conservative securities used for measuring general market performance. The total return performance reported will reflect the reinvestment of all distributions on a quarterly basis and market price fluctuations. The indices do not take into account any sales charge or other fees.

(SAI-DF/DVN-PART B)



      Total return performance for each Class will be computed by adding all reinvested income and realized securities profits distributions plus the change in net asset value during a specific period and dividing by the offering price at the beginning of the period. It will reflect the maximum sales charge, if any, paid for the illustrated investment amount, but will not reflect any income taxes payable by shareholders on the reinvested distributions included in the calculation. Because securities prices fluctuate, past performance should not be considered as a representation of the results which may be realized from an investment in either Fund in the future.

      Each Fund may also state total return performance of its Classes in the form of an average annual return. This average annual return figure will be computed by taking the sum of annual returns, then dividing that figure by the number of years in the overall period indicated. The computation will reflect the impact of the maximum front-end sales charge or CDSC, if any, paid on the illustrated investment amount against the first year's return. The performance of Class B Shares and Class C Shares may also be computed without taking into account any applicable CDSC. From time to time, each Fund may quote actual total return performance in advertising and other types of literature compared to indices or averages of alternative financial products available to prospective investors. For example, the performance comparisons may include the average return of various bank instruments, some of which may carry certain return guarantees offered by leading banks and thrifts as monitored by Bank Rate Monitor, and those of generally-accepted corporate bond and government security price indices of various durations prepared by Lehman Brothers and Salomon Brothers, Inc. These indices are not managed for any investment goal.

      Statistical and performance information and various indices compiled and maintained by organizations such as the following may also be used in preparing exhibits comparing certain industry trends and competitive mutual fund performance to comparable activity and performance of the Funds and in illustrating general financial planning principles. From time to time, certain mutual fund performance ranking information, calculated and provided by these organizations, may also be used in the promotion of sales in each Fund. Any indices used are not managed for any investment goal.


     CDA Technologies, Inc., Lipper Analytical Services, Inc. and Morningstar, Inc. are performance evaluation services that maintain statistical performance databases, as reported by a diverse universe of independently-managed mutual funds.

     Ibbotson Associates, Inc. is a consulting firm that provides a variety of historical data including total return, capital appreciation and income on the stock market as well as other investment asset classes, and inflation. With their permission, this information will be used primarily for comparative purposes and to illustrate general financial planning principles.

     Interactive Data Corporation is a statistical access service that maintains a database of various international industry indicators, such as historical and current price/earning information, individual equity and fixed-income price and return information.

(SAI-DF/DVN-PART B)


     Compustat Industrial Databases, a service of Standard & Poor's, may also be used in preparing performance and historical stock and bond market exhibits. This firm maintains fundamental databases that provide financial, statistical and market information covering more than 7,000 industrial and non-industrial companies.

     Russell Indexes is an investment analysis service that provides both current and historical stock performance information, focusing on the business fundamentals of those firms issuing the security.


     Salomon Brothers and Lehman Brothers are statistical research firms that maintain databases of international market, bond market, corporate and government-issued securities of various maturities. This information, as well as unmanaged indices compiled and maintained by these firms, will be used in preparing comparative illustrations. In addition, the performance of multiple indices compiled and maintained by these firms may be combined to create a blended performance result for comparative performances. Generally, the indices selected will be representative of the types of securities in which the Funds may invest and the assumptions that were used in calculating the blended performance will be described.


         Comparative information on the Consumer Price Index and the CDA Balanced Fund Index may also be included. The Consumer Price Index, as prepared by the U.S. Bureau of Labor Statistics, is the most commonly used measure of inflation. It indicates the cost fluctuations of a representative group of consumer goods. It does not represent a return from an investment. The CDA Balanced Fund Index was developed and is maintained by CDA Technologies, Inc. The Index is comprised of 64 separately-managed, balanced mutual funds. It reflects the reinvestment of any dividend and capital gains distributions paid during a specified period.


         The following tables are examples, for purposes of illustration only, of cumulative total return performance for the Class A Shares, the Class B Shares, the Class C Shares and the Institutional Class of Delaware Fund and Devon Fund through October 31, 1996. For these purposes, the calculations assume the reinvestment of any capital gains distributions and income dividends paid during the indicated periods. Comparative information on the Dow Jones Industrial Average and the Standard & Poor's 500 Stock Index is also included.

         The performance of each Class, as shown below, does not reflect any income taxes payable by shareholders on the reinvested distributions included in the calculations. The performance of Class A Shares reflects the maximum front-end sales charge paid on the purchase of shares but may also be shown without reflecting the impact of any front-end sales charge. The performance of Class B Shares and Class C Shares is calculated both with the applicable CDSC included and excluded. On June 14, 1988, Delaware Fund's investment objective was changed from growth with income to a balance of capital appreciation, income and preservation of capital. The net asset values of each Fund fluctuate so shares, when redeemed, may be worth more or less than the original investment and each Fund's results should not be considered as representative of future performance.

(SAI-DF/DVN-PART B)



                                                         Cumulative Total Return

                         Delaware Fund            Delaware Fund
                       Class A Shares(1)         Institutional           Dow Jones           Standard &
                          (at Offer)                Class(2)           Industrial(3)        Poor's 500(3)
     3 months ended
     10/31/96                1.68%                   6.79%                 9.62%               10.83%

     6 months ended
     10/31/96                2.47%(4)                7.67%                 9.47%                9.08%

     9 months ended
     10/31/96                2.46%                   7.73%                13.61%               12.79%

     1 year ended
     10/31/96               10.58%                  16.25%                29.70%               24.10%

     3 years ended
     10/31/96               30.85%                  38.08%                76.96%               62.97%

     5 years ended
     10/31/96               64.52%                  73.90%               124.98%              105.98%

     10 years ended
     10/31/96              167.15%                 182.37%               N/A                  292.78%

     15 years ended
     10/31/96              601.30%                 640.99%               N/A                  887.91%

     Period 4/25/38(5)
     through 10/31/96   47,030.50%              49,685.93%               N/A                  N/A

(1) Delaware Fund A Class began paying 12b-1 payments on June 1, 1992 and performance prior to that date does not reflect such payments. Prior to November 29, 1995, the maximum front-end sales charge was 5.75%. Effective November 29, 1995, the maximum front-end sales charge was reduced to 4.75% and the above performance numbers are calculated using 4.75% as the applicable sales charge, and are more favorable than they would have been had they been calculated using 5.75%.

(2) Date of initial public offering of Delaware Fund Institutional Class was November 9, 1992. Pursuant to applicable regulation, total return shown for Delaware Fund Institutional Class for the periods prior to the commencement of operations of such Class is calculated by taking the performance of Delaware Fund A Class and adjusting it to reflect the elimination of all sales charges. However, for those periods no adjustment has been made to eliminate the impact of 12b-1 payments, and performance would have been affected had such an adjustment been made.

(3)  Source--Lipper Analytical Services, Inc.

(4) For the six months ended October 31, 1996, cumulative total return for Delaware Fund A Class at net asset value was 7.58%.

(5)  Date of initial public offering of Delaware Fund.

(SAI-DF/DVN-PART B)


                                                          Cumulative Total Return

                          Delaware Fund            Delaware Fund
                         Class B Shares           Class B Shares
                           (Including               (Excluding
                            Deferred                 Deferred             Dow Jones           Standard &
                          Sales Charge)            Sales Charge)        Industrial(1)        Poor's 500(1)
      3 months ended
      10/31/96                2.51%                   6.51%                 9.62%               10.83%

      6 months ended
      10/31/96                3.13%                   7.13%                 9.47%                9.08%

      9 months ended
      10/31/96                2.92%                   6.92%                13.61%               12.79%

      1 year ended
      10/31/96               11.15%                  15.15%                29.70%               24.10%

      Period 9/6/94(2)
      through 10/31/96       28.32%                  31.32%                62.33%               56.51%

(1)      Source--Lipper Analytical Services, Inc.

(2)      Date of initial public offering.


                                                     Cumulative Total Return

                          Delaware Fund            Delaware Fund
                         Class C Shares           Class C Shares
                           (Including               (Excluding
                            Deferred                 Deferred             Dow Jones           Standard &
                          Sales Charge)            Sales Charge)        Industrial(1)        Poor's 500(1)
      3 months ended
      10/31/96                5.56%                   6.56%                 9.62%               10.83%

      6 months ended
      10/31/96                6.18%                   7.18%                 9.47%                9.08%

      9 months ended
      10/31/96                5.97%                   6.97%                13.61%               12.79%

      Period 11/29/95(2)
      through 10/31/96       11.13%                  12.13%                21.08%               18.86%

(1)  Source--Lipper Analytical Services, Inc.

(2) Date of initial public offering; total return for this short of a time period may not be representative of longer term results.

(SAI-DF/DVN-PART B)



                                                          Cumulative Total Return

                           Devon Fund               Devon Fund
                         Class A Shares(1)(2)      Institutional          Dow Jones           Standard &
                           (at Offer)                Class(1)           Industrial(3)        Poor's 500(3)
      3 months ended
      10/31/96                5.21%                  10.56%                 9.62%               10.83%

      6 months ended
      10/31/96                5.59%(4)               11.05%                 9.47%                9.08%

      9 months ended
      10/31/96                7.53%                  13.09%                13.61%               12.79%

      1 year ended
      10/31/96               18.21%                  24.56%                29.70%               24.10%

      Period 12/29/93(5)
      through 10/31/96       57.56%                  66.83%                72.42%               62.58%

(1) Certain expenses of this Fund have been waived and reimbursed by the Manager. In the absence of such waiver and reimbursement, performance would have been affected negatively.

(2) Prior to November 29, 1995, the maximum front-end sales charge was 5.75%. Effective November 29, 1995, the maximum front-end sales charge was reduced to 4.75% and the above performance numbers are calculated using 4.75% as the applicable sales charge and are more favorable than they would have been had they been calculated using 5.75%.

(3)  Source--Lipper Analytical Services, Inc.

(4) For the six months ended October 31, 1996, cumulative total return for Devon Fund A Class at net asset value was 10.85%.

(5)  Date of initial public offering.

(SAI-DF/DVN-PART B)



                                                          Cumulative Total Return

                           Devon Fund               Devon Fund
                         Class B Shares           Class B Shares
                          (Including                (Excluding
                            Deferred                 Deferred             Dow Jones           Standard &
                          Sales Charge)(1)         Sales Charge)(1)      Industrial(2)       Poor's 500(2)
      3 months ended
      10/31/96                6.22%                  10.22%                 9.62%               10.83%

      6 months ended
      10/31/96                6.54%                  10.54%                 9.47%                9.08%

      9 months ended
      10/31/96                8.32%                  12.32%                13.61%               12.79%

      1 year ended
      10/31/96               19.38%                  23.38%                29.70%               24.10%

      Period 9/6/94(3)
      through 10/31/96       45.72%                  48.72%                62.33%               56.51%

(1) Certain expenses of this Fund have been waived and reimbursed by the Manager. In the absence of such waiver and reimbursement, performance would have been affected negatively.

(2)  Source--Lipper Analytical Services, Inc.

(3)  Date of initial public offering.

(SAI-DF/DVN-PART B)



                                                          Cumulative Total Return

                           Devon Fund               Devon Fund
                         Class C Shares           Class C Shares
                          (Including                (Excluding
                            Deferred                 Deferred             Dow Jones           Standard &
                          Sales Charge)(1)         Sales Charge)(1)      Industrial(2)       Poor's 500(2)
      3 months ended
      10/31/96                9.31%                  10.31%                 9.62%               10.83%

      6 months ended
      10/31/96                9.55%                  10.55%                 9.47%                9.08%

      9 months ended
      10/31/96               11.33%                  12.33%                13.61%               12.79%

      Period 11/29/95(3)
      through 10/31/96       17.94%                  18.94%                21.08%               18.86%

(1) Certain expenses of this Fund have been waived and reimbursed by the Manager. In the absence of such waiver and reimbursement, performance would have been affected negatively.

(2)  Source--Lipper Analytical Services, Inc.

(3) Date of initial public offering; total return for this short of a time period may not be representative of longer term results.


         For additional performance information, see Appendix C.

         Because every investor's goals and risk threshold are different, the Distributor, as distributor for each Fund and the other mutual funds in the Delaware Group, will provide general information about investment alternatives and scenarios that will allow investors to assess their personal goals. This information will include general material about investing as well as materials reinforcing various industry-accepted principles of prudent and responsible financial planning. One typical way of addressing these issues is to compare an individual's goals and the length of time the individual has to attain these goals to his or her risk threshold. In addition, the Distributor will provide information that discusses the Manager's overriding investment philosophy and how that philosophy impacts a Fund's, and other Delaware Group funds', investment disciplines employed in seeking their objectives. The Distributor may also from time to time cite general or specific information about the institutional clients of the Manager, including the number of such clients serviced by the Manager.

Dollar-Cost Averaging
         For many people, deciding when to invest can be a difficult decision. Security prices tend to move up and down over various market cycles and logic says to invest when prices are low. However, even experts can't always pick the highs and the lows. By using a strategy known as dollar-cost averaging, you schedule your investments ahead of time. If you invest a set amount on a regular basis, that money will always buy more shares when the price is low and fewer when the price is high. You can choose to invest at any regular interval--for example, monthly or quarterly--as long as you stick to your regular schedule. Dollar-cost averaging looks simple and it is, but there are important things to remember.

(SAI-DF/DVN-PART B)



         Dollar-cost averaging works best over longer time periods, and it doesn't guarantee a profit or protect against losses in declining markets. If you need to sell your investment when prices are low, you may not realize a profit no matter what investment strategy you utilize. That's why dollar-cost averaging can make sense for long-term goals. Since the potential success of a dollar-cost averaging program depends on continuous investing, even through periods of fluctuating prices, you should consider your dollar-cost averaging program a long-term commitment and invest an amount you can afford and probably won't need to withdraw. You also should consider your financial ability to continue to purchase shares during periods of low fund share prices. Delaware Group offers three services -- Automatic Investing Program, Direct Deposit Program and the Wealth Builder Option -- that can help to keep your regular investment program on track. See Investing by Electronic Fund Transfer - Direct Deposit Purchase Plan and Automatic Investing Plan under Investment Plans and Wealth Builder Option under Investment Plans for a complete description of these services, including restrictions or limitations.

         The example below illustrates how dollar-cost averaging can work. In a fluctuating market, the average cost per share over a period of time will be lower than the average price per share for the same time period.


                                                                   Number
                       Investment           Price Per            of Shares
                         Amount               Share              Purchased

          Month 1        $100                $10.00                 10
          Month 2        $100                $12.50                  8
          Month 3        $100                 $5.00                 20
          Month 4        $100                $10.00                 10
                      ---------------------------------------------------
                         $400                $37.50                 48

         Total Amount Invested:  $400
         Total Number of Shares Purchased:  48
         Average Price Per Share:  $9.38 ($37.50/4)
         Average Cost Per Share:  $8.33 ($400/48 shares)

         This example is for illustration purposes only. It is not intended to represent the actual performance of either Fund.

(SAI-DF/DVN-PART B)


THE POWER OF COMPOUNDING
         When you opt to reinvest your current income for additional Fund shares, your investment is given yet another opportunity to grow. It's called the Power of Compounding and the following chart illustrates just how powerful it can be.

COMPOUNDED RETURNS
         Results at various assumed fixed rates of return on a $10,000 investment compounded quarterly for 10 years:

                       8% Rate      10% Rate        12% Rate      14% Rate
                       of Return    of Return       of Return     of Return
                       ---------    ---------       ---------     ---------


         1 year        $10,824      $11,038         $11,255       $11,475
         2 years       $11,717      $12,184         $12,668       $13,168
         3 years       $12,682      $13,449         $14,258       $15,111
         4 years       $13,728      $14,845         $16,047       $17,340
         5 years       $14,859      $16,386         $18,061       $19,898
         6 years       $16,084      $18,087         $20,328       $22,833
         7 years       $17,410      $19,965         $22,879       $26,202
         8 years       $18,845      $22,038         $25,751       $30,067
         9 years       $20,399      $24,326         $28,983       $34,503
         10 years      $22,080      $26,851         $32,620       $39,593


         These figures are calculated assuming a fixed constant investment return and assume no fluctuation in the value of principal. These figures, which do not reflect payment of applicable taxes or sales charges, are not intended to be a projection of investment results and do not reflect the actual performance results of any of the Classes.

(SAI-DF/DVN-PART B)


TRADING PRACTICES AND BROKERAGE


         Equity Funds I, Inc. selects brokers or dealers to execute transactions on behalf of each Fund for the purchase or sale of portfolio securities on the basis of its judgment of their professional capability to provide the service. The primary consideration is to have brokers or dealers execute transactions at best price and execution. Best price and execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order and other factors affecting the overall benefit obtained by the account on the transaction. A number of trades are made on a net basis where a Fund either buys securities directly from the dealer or sells them to the dealer. In these instances, there is no direct commission charged but there is a spread (the difference between the buy and sell price) which is the equivalent of a commission. When a commission is paid, a Fund pays reasonably competitive brokerage commission rates based upon the professional knowledge of Equity Funds I, Inc.'s trading department as to rates paid and charged for similar transactions throughout the securities industry. In some instances, a Fund pays a minimal share transaction cost when the transaction presents no difficulty.

         During the fiscal years ended October 31, 1994, 1995 and 1996, the aggregate dollar amounts of brokerage commissions paid by Delaware Fund were $1,026,737, $918,750 and $651,024, respectively. For the period from December 29, 1993 (date of initial public offering) through October 31, 1994, the aggregate dollar amount of brokerage commissions paid by Devon Fund was $25,927 and for the fiscal years ended October 31, 1995 and 1996, such payments by Devon Fund were $29,982 and $36,082, respectively.


         The Manager may allocate out of all commission business generated by all of the funds and accounts under its management, brokerage business to brokers or dealers who provide brokerage and research services. These services include advice, either directly or through publications or writings, as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing of analyses and reports concerning issuers, securities or industries; providing information on economic factors and trends; assisting in determining portfolio strategy; providing computer software and hardware used in security analyses; and providing portfolio performance evaluation and technical market analyses. Such services are used by the Manager in connection with its investment decision-making process with respect to one or more funds and accounts managed by it, and may not be used, or used exclusively, with respect to the fund or account generating the brokerage.


         During the fiscal year ended October 31, 1996, portfolio transactions of Delaware Fund in the amount of $290,590,946, resulting in brokerage commissions of $361,664, were directed to brokers for brokerage and research services provided. During the same period, portfolio transactions of Devon Fund in the amount of $13,372,075, resulting in brokerage commissions of $20,016, were directed to brokers for brokerage and research services provided.

         As provided in the Securities Exchange Act of 1934 and each Fund's Investment Management Agreement, higher commissions are permitted to be paid to broker/dealers who provide brokerage and research services than to broker/dealers who do not provide such services if such higher commissions are deemed reasonable in relation to the value of the brokerage and research services provided. Although transactions are directed to broker/dealers who provide such brokerage and research services, Equity Funds I, Inc. believes that the commissions paid to such broker/dealers are not, in general, higher than commissions that would be paid to broker/dealers not providing such services and that such commissions are reasonable in relation to the value of

(SAI-DF/DVN-PART B)


the brokerage and research services provided. In some instances, services may be provided to the Manager which constitute in some part brokerage and research services used by the Manager in connection with its investment decision-making process and constitute in some part services used by the Manager in connection with administrative or other functions not related to its investment decision-making process. In such cases, the Manager will make a good faith allocation of brokerage and research services and will pay out of its own resources for services used by the Manager in connection with administrative or other functions not related to its investment decision-making process. In addition, so long as no fund is disadvantaged, portfolio transactions which generate commissions or their equivalent are allocated to broker/dealers who provide daily portfolio pricing services to a Fund and to other funds in the Delaware Group. Subject to best price and execution, commissions allocated to brokers providing such pricing services may or may not be generated by the funds receiving the pricing service.


         The Manager may place a combined order for two or more accounts or funds engaged in the purchase or sale of the same security if, in its judgment, joint execution is in the best interest of each participant and will result in best price and execution. Transactions involving commingled orders are allocated in a manner deemed equitable to each account or fund. When a combined order is executed in a series of transactions at different prices, each account participating in the order may be allocated an average price obtained from the executing broker. It is believed that the ability of the accounts to participate in volume transactions will generally be beneficial to the accounts and funds. Although it is recognized that, in some cases, the joint execution of orders could adversely affect the price or volume of the security that a particular account or fund may obtain, it is the opinion of the Manager and Equity Funds I, Inc.'s Board of Directors that the advantages of combined orders outweigh the possible disadvantages of separate transactions.

         Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc. (the "NASD"), and subject to seeking best price and execution, a Fund may place orders with broker/dealers that have agreed to defray certain Fund expenses such as custodian fees, and may, at the request of the Distributor, give consideration to sales of Fund shares as a factor in the selection of brokers and dealers to execute Fund portfolio transactions.

Portfolio Turnover
         Management frequently transfers investments between securities, or types of securities, in carrying out its investment policy. As a result, a Fund may, at times, buy and sell more investment securities and thereby incur greater brokerage commissions than funds which do not frequently transfer investments. The rate of portfolio turnover is not a limiting factor when management deems it desirable to purchase or sell securities.

         The degree of portfolio activity may affect taxes payable by a Fund's shareholders to the extent of any net realized capital gains. A turnover rate of 100% would occur, for example, if all the investments in a Fund's portfolio at the beginning of the year were replaced by the end of the year. The turnover rate also may be affected by cash requirements from redemptions and repurchases of Fund shares.

         During the past two fiscal years, Delaware Fund's portfolio turnover rates were approximately 94% for 1995 and 92% for 1996. During the past two fiscal years, Devon Fund's portfolio turnover rates were approximately 99% for 1995 and 80% for 1996.

(SAI-DF/DVN-PART B)



         Should it become necessary to sell investments for monies with which to redeem shares, the Board of Directors, in its discretion, may deduct from the net asset value the brokerage commissions and other costs incurred to determine the redemption price. However, Equity Funds I, Inc. has never redeemed or repurchased shares other than at net asset value.

(SAI-DF/DVN-PART B)


PURCHASING SHARES


         The Distributor serves as the national distributor for each Fund's four classes of shares - Class A Shares, Class B Shares, Class C Shares and the Institutional Class, and has agreed to use its best efforts to sell shares of each Fund. See the Prospectuses for information on how to invest. Shares of each Fund are offered on a continuous basis and may be purchased through authorized investment dealers or directly by contacting Equity Funds I, Inc. or the Distributor.

         The minimum initial investment generally is $1,000 for Class A Shares, Class B Shares and Class C Shares. Subsequent purchases generally must be at least $100. The initial and subsequent investment minimums for Class A Shares will be waived for purchases by officers, directors and employees of any Delaware Group fund, the Manager or any of the Manager's affiliates if the purchases are made pursuant to a payroll deduction program. Shares purchased pursuant to the Uniform Gifts to Minors Act or Uniform Transfers to Minors Act and shares purchased in connection with an Automatic Investing Plan are subject to a minimum initial purchase of $250 and a minimum subsequent purchase of $25. Accounts opened under the Delaware Group Asset Planner service are subject to a minimum initial investment of $2,000 per Asset Planner Strategy selected. There are no minimum purchase requirements for the Institutional Classes, but certain eligibility requirements must be satisfied.

         Each purchase of Class B Shares is subject to a maximum purchase limitation of $250,000. For Class C Shares, each purchase must be in an amount that is less than $1,000,000. See Investment Plans for purchase limitations applicable to retirement plans. Equity Funds I, Inc. will reject any purchase order for more than $250,000 of Class B Shares and $1,000,000 or more of Class C Shares. An investor may exceed these limitations by making cumulative purchases over a period of time. In doing so, an investor should keep in mind, however, that reduced front-end sales charges apply to investments of $100,000 or more in Class A Shares, and that Class A Shares are subject to lower annual 12b-1 Plan expenses than Class B Shares and Class C Shares and generally are not subject to a CDSC.

         Selling dealers have the responsibility of transmitting orders promptly. Equity Funds I, Inc. reserves the right to reject any order for the purchase of its shares of either Fund if in the opinion of management such rejection is in such Fund's best interest.

         The NASD has adopted amendments to its Rules of Fair Practice relating to investment company sales charges. Equity Funds I, Inc. and the Distributor intend to operate in compliance with these rules.

         Class A Shares are purchased at the offering price which reflects a maximum front-end sales charge of 4.75%; however, lower front-end sales charges apply for larger purchases. See the table below. Class A Shares are also subject to annual 12b-1 Plan expenses.

         Class B Shares are purchased at net asset value and are subject to a CDSC of: (i) 4% if shares are redeemed within two years of purchase; (ii) 3% if shares are redeemed during the third or fourth year following purchase; (iii) 2% if shares are redeemed during the fifth year following purchase; and (iv) 1% if shares are redeemed during the sixth year following purchase. Class B Shares are also subject to annual 12b-1 Plan expenses which are higher than those to which Class A Shares are subject and are assessed against the Class B Shares for approximately eight years after purchase. See Automatic Conversion of Class B Shares under Classes of Shares in the Fund Classes' Prospectus.

(SAI-DF/DVN-PART B)


         Class C Shares are purchased at net asset value and are subject to a CDSC of 1% if shares are redeemed within 12 months following purchase. Class C Shares are also subject to annual 12b-1 Plan expenses for the life of the investment which are equal to those to which Class B Shares are subject.


         Institutional Class shares are purchased at the net asset value per share without the imposition of a front-end or contingent deferred sales charge or 12b-1 Plan expenses. See Determining Offering Price and Net Asset Value and Plans Under Rule 12b-1 for the Fund Classes in this Part B.

         Class A Shares, Class B Shares, Class C Shares and Institutional Class shares represent a proportionate interest in a Fund's assets and will receive a proportionate interest in that Fund's income, before application, as to the Class A, Class B and Class C Shares, of any expenses under that Fund's 12b-1 Plans.

         Certificates representing shares purchased are not ordinarily issued unless, in the case of Class A Shares or Institutional Class shares, a shareholder submits a specific request. Certificates are not issued in the case of Class B Shares or Class C Shares. However, purchases not involving the issuance of certificates are confirmed to the investor and credited to the shareholder's account on the books maintained by Delaware Service Company, Inc. (the "Transfer Agent"). The investor will have the same rights of ownership with respect to such shares as if certificates had been issued. An investor that is permitted to obtain a certificate may receive a certificate representing shares purchased by sending a letter to the Transfer Agent requesting the certificate. No charge is assessed by Equity Funds I, Inc. for any certificate issued. Investors who hold certificates representing any of their shares may only redeem those shares by written request. The investor's certificate(s) must accompany such request.

Alternative Purchase Arrangements
         The alternative purchase arrangements of Class A, Class B and Class C Shares permit investors to choose the method of purchasing shares that is most suitable for their needs given the amount of their purchase, the length of time they expect to hold their shares and other relevant circumstances. Investors should determine whether, given their particular circumstances, it is more advantageous to purchase Class A Shares and incur a front-end sales charge and annual 12b-1 Plan expenses of up to a maximum of 0.30% of the average daily net assets of Class A Shares, or to purchase either Class B or Class C Shares and have the entire initial purchase amount invested in the Fund with the investment thereafter subject to a CDSC and annual 12b-1 Plan expenses. Class B Shares are subject to a CDSC if the shares are redeemed within six years of purchase, and Class C Shares are subject to a CDSC if the shares are redeemed within 12 months of purchase. Class B and Class C Shares are each subject to annual 12b-1 Plan expenses of up to a maximum of 1% (0.25% of which are service fees to be paid to the Distributor, dealers or others for providing personal service and/or maintaining shareholder accounts) of average daily net assets of the respective Class. Class B Shares will automatically convert to Class A Shares at the end of approximately eight years after purchase and, thereafter, be subject to annual 12b-1 Plan expenses of up to a maximum of 0.30% of average daily net assets of such shares. Unlike Class B Shares, Class C Shares do not convert to another Class.

Class A Shares - Delaware Fund and Devon Fund
         Purchases of $100,000 or more of Class A Shares at the offering price carry reduced front-end sales charges as shown in the accompanying table, and may include a series of purchases over a 13-month period under a Letter of Intention signed by the purchaser. See Special Purchase Features - Class A Shares, below for more information on ways in which investors can avail themselves of reduced front-end sales charges and other purchase features.

(SAI-DF/DVN-PART B)


                                          Delaware Fund
                                           Devon Fund
                                         Class A Shares
---------------------------------------------------------------------------------------------

                                                                                 Dealer's
                                        Front-End Sales Charge as % of         Commission***
       Amount of Purchase             Offering                Amount              as % of
                                        Price               Invested**        Offering Price
---------------------------------------------------------------------------------------------
                                                      Delaware        Devon
                                                        Fund          Fund
Less than $100,000                      4.75%           4.99%         5.00%       4.00%
$100,000 but under $250,000             3.75            3.90          3.90        3.00
$250,000 but under $500,000             2.50            2.59          2.53        2.00
$500,000 but under $1,000,000*          1.00            2.02          2.05        1.60

* There is no front-end sales charge on purchases of $1 million or more of Class A Shares but, under certain limited circumstances, a 1% contingent deferred sales charge may apply upon redemption of such shares. The contingent deferred sales charge ("Limited CDSC") that may be applicable arises only in the case of certain shares that were purchased at net asset value and triggered the payment of a dealer's commission.

** Based on the net asset value per share of Class A Shares as of the end of Equity Funds I, Inc.'s most recent fiscal year.

*** Financial institutions or their affiliated brokers may receive an agency transaction fee in the percentages set forth above.


-------------------------------------------------------------------------------

     A Fund must be notified when a sale takes place which would qualify for the reduced front-end sales charge on the basis of previous or current purchases. The reduced front-end sales charge will be granted upon confirmation of the shareholder's holdings by such Fund. Such reduced front-end sales charges are not retroactive.

     From time to time, upon written notice to all of its dealers, the Distributor may hold special promotions for specified periods during which the Distributor may reallow to dealers up to the full amount of the front-end sales charge shown above. Dealers who receive 90% or more of the sales charge may be deemed to be underwriters under the Securities Act of 1933.
-------------------------------------------------------------------------------

(SAI-DF/DVN-PART B)


         Certain dealers who enter into an agreement to provide extra training and information on Delaware Group products and services and who increase sales of Delaware Group funds may receive an additional commission of up to 0.15% of the offering price in connection with sales of Class A Shares. Such dealers must meet certain requirements in terms of organization and distribution capabilities and their ability to increase sales. The Distributor should be contacted for further information on these requirements as well as the basis and circumstances upon which the additional commission will be paid. Participating dealers may be deemed to have additional responsibilities under the securities laws.

Dealer's Commission
         For initial purchases of Class A Shares of $1,000,000 or more, a dealer's commission may be paid by the Distributor to financial advisers through whom such purchases are effected in accordance with the following schedule:


                                                           Dealer's Commission
                                                           -------------------
                                                          (as a percentage of
                 Amount of Purchase                         amount purchased)
                 ------------------
              Up to $2 million                                     1.00%
              Next $1 million up to $3 million                     0.75
              Next $2 million up to $5 million                     0.50
              Amount over $5 million                               0.25

         In determining a financial adviser's eligibility for the dealer's commission, purchases of Class A Shares of other Delaware Group funds as to which a Limited CDSC applies (see Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value under Redemption and Exchange in the Fund Classes' Prospectus) may be aggregated with those of the Class A Shares of a Fund. Financial advisers also may be eligible for a dealer's commission in connection with certain purchases made under a Letter of Intention or pursuant to an investor's Right of Accumulation. Financial advisers should contact the Distributor concerning the applicability and calculation of the dealer's commission in the case of combined purchases.

         An exchange from other Delaware Group funds will not qualify for payment of the dealer's commission, unless a dealer's commission or similar payment has not been previously paid on the assets being exchanged. The schedule and program for payment of the dealer's commission are subject to change or termination at any time by the Distributor at its discretion.

Contingent Deferred Sales Charge - Class B Shares and Class C Shares
         Class B and Class C Shares are purchased without a front-end sales charge. Class B Shares redeemed within six years of purchase may be subject to a CDSC at the rates set forth below, and Class C Shares redeemed within 12 months of purchase may be subject to a CDSC of 1%. CDSCs are charged as a percentage of the dollar amount subject to the CDSC. The charge will be assessed on an amount equal to the lesser of the net asset value at the time of purchase of the shares being redeemed or the net asset value of those shares at the time of redemption. No CDSC will be imposed on increases in net asset value above the initial purchase price, nor will a CDSC be assessed on redemptions of shares acquired through reinvestment of dividends or capital gains distributions. See Waiver of Contingent Deferred Sales Charge--Class B and Class C Shares under Redemption and Exchange in the Prospectus for the Fund Classes for a list of the instances in which the CDSC is waived.

(SAI-DF/DVN-PART B)


         The following table sets forth the rates of the CDSC for Class B Shares of each Fund:

                                                      Contingent Deferred
                                                       Sales Charge (as a
                                                         Percentage of
                                                          Dollar Amount
               Year After Purchase Made                Subject to Charge)
               ------------------------               -------------------

                    0-2                                         4%
                    3-4                                         3%
                    5                                           2%
                    6                                           1%
                    7 and thereafter                          None

During the seventh year after purchase and, thereafter, until converted automatically into Class A Shares, Class B Shares will still be subject to the annual 12b-1 Plan expenses of up to 1% of average daily net assets of those shares. At the end of approximately eight years after purchase, the investor's Class B Shares will be automatically converted into Class A Shares of the same Fund. See Automatic Conversion of Class B Shares under Classes of Shares in the Fund Classes' Prospectus. Such conversion will constitute a tax-free exchange for federal income tax purposes. See Taxes in the Prospectus for the Fund Classes.

Plans Under Rule 12b-1 for the Fund Classes
         Pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the "1940 Act"), Equity Funds I, Inc. has adopted a separate plan for each of the Class A Shares, the Class B Shares and the Class C Shares of each Fund (the "Plans"). Each Plan permits a Fund to pay for certain distribution, promotional and related expenses involved in the marketing of only the class to which the Plan applies. The Plans do not apply to the Institutional Classes of shares. Such shares are not included in calculating the Plans' fees, and the Plans are not used to assist in the distribution and marketing of shares of the Institutional Classes. Shareholders of the Institutional Classes may not vote on matters affecting the Plans.

         The Plans permit a Fund, pursuant to its Distribution Agreement, to pay out of the assets of the Class A Shares, Class B Shares and Class C Shares monthly fees to the Distributor for its services and expenses in distributing and promoting sales of shares of such classes. These expenses include, among other things, preparing and distributing advertisements, sales literature and prospectuses and reports used for sales purposes, compensating sales and marketing personnel, and paying distribution and maintenance fees to securities brokers and dealers who enter into agreements with the Distributor. The Plan expenses relating to Class B and Class C Shares are also used to pay the Distributor for advancing the commission costs to dealers with respect to the initial sale of such shares.

         In addition, each Fund may make payments out of the assets of the Class A, Class B and Class C Shares directly to other unaffiliated parties, such as banks, who either aid in the distribution of shares of, or provide services to, such classes.

(SAI-DF/DVN-PART B)


         The maximum aggregate fee payable by a Fund under the Plans, and a Fund's Distribution Agreement, is on an annual basis, up to 0.30% of a Class A Shares' average daily net assets for the year, and up to 1% (0.25% of which are service fees to be paid to the Distributor, dealers and others for providing personal service and/or maintaining shareholder accounts) of each of the Class B Shares' and the Class C Shares' average daily net assets for the year.
Equity Funds I, Inc.'s Board of Directors may reduce these amounts at any time.


         Effective June 1, 1992, the Board of Directors has determined that the annual fee, payable on a monthly basis, for Delaware Fund A Class under its Plan will be equal to the sum of: (i) the amount obtained by multiplying 0.30% by the average daily net assets represented by shares of Delaware Fund A Class that were acquired by shareholders on or after June 1, 1992; and (ii) the amount obtained by multiplying 0.10% by the average daily net assets represented by shares of Delaware Fund A Class that were acquired before June 1, 1992. While this is the method for calculating the 12b-1 fees to be paid by Delaware Fund A Class, the fee is a Class expense so that all shareholders of that Class, regardless of when they purchased their shares, will bear 12b-1 expenses at the same per share rate. As Delaware Fund A Class shares are sold on or after June 1, 1992, the initial rate of at least 0.10% will increase over time. Thus, as the proportion of Delaware Fund A Class shares purchased on or after June 1, 1992 to Delaware Fund A Class shares outstanding prior to June 1, 1992 increases, the expenses attributable to payments under the Plan will also increase (but will not exceed 0.30% of average daily net assets). While this describes the current formula for calculating the fees which will be payable under the Plan, the Plan permits the Fund to pay a full 0.30% on all Delaware Fund A Class assets at any time.

         On September 23, 1993, the Board of Directors set the fee for Devon Fund A Class at 0.30% of average daily net assets.


         All of the distribution expenses incurred by the Distributor and others, such as broker/dealers, in excess of the amount paid on behalf of Class A, Class B and Class C Shares would be borne by such persons without any reimbursement from such Fund Classes. Subject to seeking best price and execution, a Fund may, from time to time, buy or sell portfolio securities from or to firms which receive payments under the Plans.


         From time to time, the Distributor may pay additional amounts from its own resources to dealers for aid in distribution or for aid in providing administrative services to shareholders.


         The Plans and the Distribution Agreements, as amended, have all been approved by the Board of Directors of Equity Funds I, Inc., including a majority of the directors who are not "interested persons" (as defined in the 1940 Act) of Equity Funds I, Inc. and who have no direct or indirect financial interest in the Plans by vote cast in person at a meeting duly called for the purpose of voting on the Plans and such Agreements. Continuation of the Plans and the Distribution Agreements, as amended, must be approved annually by the Board of Directors in the same manner as specified above.

         Each year, the directors must determine whether continuation of the Plans is in the best interest of shareholders of, respectively, Class A Shares, Class B Shares and Class C Shares and that there is a reasonable likelihood of the Plan relating to a Fund Class providing a benefit to that Class. The Plans and the Distribution Agreement, as amended, may be terminated with respect to a class at any item without penalty by a majority of those directors who are not interested persons or by a majority vote of the outstanding voting securities of the relevant Fund Class. Any amendment materially increasing the maximum percentage payable under the Plans must likewise be approved by a majority vote of the outstanding voting securities of the relevant Fund Class, as well as by a majority vote of those directors who are not "interested persons". With respect to the Class A Share Plan, any material increase in the maximum percentage payable thereunder must also be approved by a majority of the outstanding voting securities of the Class B Shares. Also, any other amendment to the Plans must be approved by a majority vote of the directors including a majority of the non "interested directors" of Equity Funds I, Inc. having no interest in the Plans. In addition, in order for the Plans to remain effective, the selection and nomination of directors who are not "interested persons" of Equity Funds I, Inc. must be effected by the directors who themselves are not "interested persons" and who have no direct or indirect financial interest in the Plans. Persons authorized to make payments under the Plans must provide written reports at least quarterly to the Board of Directors for their review.

(SAI-DF/DVN-PART B)


         For the fiscal year ended October 31, 1996, payments from the Class A Shares and Class B Shares of Delaware Fund amounted to $920,432 and $50,183, respectively. For the period November 29, 1995 (date of initial public offering) through October 31, 1996, payments from the Class C Shares of Delaware Fund amounted to $8,830. Such amounts were used for the following purposes:


                                          Delaware Fund      Delaware Fund         Delaware Fund
                                             A Class            B Class               C Class
                                          -------------      -------------         -------------

Advertising                                      ---               ---                   ---
Annual/Semi-Annual Reports                   $45,333               ---                   ---
Broker Trails                               $612,036           $12,314                   ---
Broker Sales Charges                             ---           $18,399                $8,206
Dealer Service Expenses                      $41,468               ---                   ---
Interest on Broker Sales Charges                 ---           $16,729                  $624
Commissions to Wholesalers                   $35,642            $2,382                   ---
Promotional-Broker Meetings                  $30,156              $359                   ---
Promotional-Other                             $8,748               ---                   ---
Prospectus Printing                          $44,037               ---                   ---
Telephone                                    $12,745               ---                   ---
Wholesaler Expenses                          $90,267               ---                   ---
Other                                            ---               ---                   ---

         For the fiscal year ended October 31, 1996, payments from the Class A Shares and Class B Shares of Devon Fund amounted to $35,319 and $18,350, respectively. For the period November 29, 1995 (date of initial public offering) through October 31, 1996, payments from the Class C Shares of Devon Fund amounted to $4,061. Such amounts were used for the following purposes:


                                             Devon Fund        Devon Fund           Devon Fund
                                               A Class           B Class              C Class
                                             ----------        ----------           ----------

Advertising                                      ---               ---                   ---
Annual/Semi-Annual Reports                     $1,169              ---                   ---
Broker Trails                                 $24,895           $4,642                   ---
Broker Sales Charges                              ---           $7,269                $3,860
Dealer Service Expenses                           ---              ---                   ---
Interest on Broker Sales Charges                  ---           $5,577                  $201
Commissions to Wholesalers                     $1,769             $708                   ---
Promotional-Broker Meetings                      $394             $151                   ---
Promotional-Other                              $5,197              ---                   ---
Prospectus Printing                            $1,570              ---                   ---
Telephone                                         $53               $3                   ---
Wholesaler Expenses                              $272              ---                   ---
Other                                             ---              ---                   ---


(SAI-DF/DVN-PART B)


Other Payments to Dealers - Class A, Class B and Class C Shares
         From time to time, at the discretion of the Distributor, all registered broker/dealers whose aggregate sales of Fund Classes exceed certain limits as set by the Distributor, may receive from the Distributor an additional payment of up to 0.25% of the dollar amount of such sales. The Distributor may also provide additional promotional incentives or payments to dealers that sell shares of the Delaware Group of funds. In some instances, these incentives or payments may be offered only to certain dealers who maintain, have sold or may sell certain amounts of shares.


         Payment to dealers made in connection with seminars, conferences or contests relating to the promotion of Fund shares may be in an amount up to 100% of the expenses incurred or awards made. The Distributor may also pay a portion of the expense of preapproved dealer advertisements promoting the sale of Delaware Group fund shares.

Special Purchase Features - Class A Shares

Buying Class A Shares at Net Asset Value
         Class A Shares may be purchased without a front-end sales charge under the Dividend Reinvestment Plan and, under certain circumstances, the Exchange Privilege and the 12-Month Reinvestment Privilege.

         Current and former officers, directors and employees of Equity Funds I, Inc., any other fund in the Delaware Group, the Manager or any of the Manager's affiliates that may in the future be created, legal counsel to the funds and registered representatives and employees of broker/dealers who have entered into Dealer's Agreements with the Distributor may purchase Class A Shares and any such class of shares of any of the funds in the Delaware Group, including any fund that may be created, at the net asset value per share. Family members of such persons at their direction, and any employee benefit plan established by any of the foregoing funds, corporations, counsel or broker/dealers may also purchase shares at net asset value.


         Purchases of Class A Shares may also be made by clients of registered representatives of an authorized investment dealer at net asset value within 12 months of a change of the registered representative's employment, if the purchase is funded by proceeds from an investment where a front-end sales charge, contingent deferred sales charge or other sales charge has been assessed. Purchases of Class A Shares may also be made at net asset value by bank employees who provide services in connection with agreements between the bank and unaffiliated brokers or dealers concerning sales of shares of Delaware Group funds. In addition, purchases of Class A Shares may be made by financial institutions investing for the account of their trust customers when they are not eligible to purchase shares of a Fund's Institutional Class. Officers, directors and key employees of institutional clients of the Manager or any of its affiliates may purchase Class A Shares at net asset value. Moreover, purchases may be effected at net asset value for the benefit of the clients of brokers, dealers and registered investment advisers affiliated with a broker or dealer, if such broker, dealer or investment adviser has entered into an agreement with the Distributor providing specifically for the purchase of Class A Shares in connection with special investment products, such as wrap accounts or similar fee based programs. Such purchasers are required to sign a letter stating that the purchase is for investment only and that the securities may not be resold except to the issuer. Such purchasers may also be required to sign or deliver such other documents as Equity Funds I, Inc. may reasonably require to establish eligibility for purchase at net asset value.



         Investments in Class A Shares made by plan level and/or participant retirement accounts that are for the purpose of repaying a loan taken from such accounts will be made at net asset value. Loan repayments made to a Delaware Group account in connection with loans originated from accounts previously maintained by another investment firm will also be invested at net asset value.

(SAI-DF/DVN-PART B)



         The Funds must be notified in advance that the trade qualifies for purchase at net asset value.


Letter of Intention
         The reduced front-end sales charges described above with respect to Class A Shares are also applicable to the aggregate amount of purchases made within a 13-month period pursuant to a written Letter of Intention provided by the Distributor and signed by the purchaser, and not legally binding on the signer or Equity Funds I, Inc. which provides for the holding in escrow by the Transfer Agent, of 5% of the total amount of the Class A Shares intended to be purchased until such purchase is completed within the 13-month period. A Letter of Intention may be dated to include shares purchased up to 90 days prior to the date the Letter is signed. The 13-month period begins on the date of the earliest purchase. If the intended investment is not completed, except as noted below, the purchaser will be asked to pay an amount equal to the difference between the front-end sales charge on the Class A Shares purchased at the reduced rate and the front-end sales charge otherwise applicable to the total shares purchased. If such payment is not made within 20 days following the expiration of the 13-month period, the Transfer Agent will surrender an appropriate number of the escrowed shares for redemption in order to realize the difference. Such purchasers may include the value (at offering price at the level designated in their Letter of Intention) of all their shares of the Funds and of any class of any of the other mutual funds in the Delaware Group (except shares of any Delaware Group fund which do not carry a front-end sales charge, CDSC or Limited CDSC other than shares of Delaware Group Premium Fund, Inc. beneficially owned in connection with the ownership of variable insurance products, unless they were acquired through an exchange from a Delaware Group fund which carried a front-end sales charge, CDSC or Limited CDSC) previously purchased and still held as of the date of their Letter of Intention toward the completion of such Letter.

         Employers offering a Delaware Group retirement plan may also complete a Letter of Intention to obtain a reduced front-end sales charge on investments of Class A Shares made by the plan. The aggregate investment level of the Letter of Intention will be determined and accepted by the Transfer Agent at the point of plan establishment. The level and any reduction in front-end sales charge will be based on actual plan participation and the projected investments in Delaware Group funds that are offered with a front-end sales charge, CDSC or Limited CDSC for a 13-month period. The Transfer Agent reserves the right to adjust the signed Letter of Intention based on this acceptance criteria. The 13-month period will begin on the date this Letter of Intention is accepted by the Transfer Agent. If actual investments exceed the anticipated level and equal an amount that would qualify the plan for further discounts, any front-end sales charges will be automatically adjusted. In the event this Letter of Intention is not fulfilled within the 13-month period, the plan level will be adjusted (without completing another Letter of Intention) and the employer will be billed for the difference in front-end sales charges due, based on the plan's assets under management at that time. Employers may also include the value (at offering price at the level designated in their Letter of Intention) of all their shares intended for purchase that are offered with a front-end sales charge, CDSC or Limited CDSC of any class. Class B Shares and Class C Shares of a Fund and other Delaware Group funds which offer corresponding classes of shares may also be aggregated for this purpose.

Combined Purchases Privilege
         In determining the availability of the reduced front-end sales charge previously set forth with respect to Class A Shares, purchasers may combine the total amount of any combination of the Class A Shares, Class B Shares and/or Class C Shares of the Funds, as well as shares of any other class of any of the other Delaware Group funds (except shares of any Delaware Group fund which do not carry a front-end sales charge, CDSC or Limited CDSC, other than shares of Delaware Group Premium Fund, Inc. beneficially owned in connection with the ownership of variable insurance products, unless they were acquired through an exchange from a Delaware Group fund which carried a front-end sales charge, CDSC or Limited CDSC).

(SAI-DF/DVN-PART B)


         The privilege also extends to all purchases made at one time by an individual; or an individual, his or her spouse and their children under 21; or a trustee or other fiduciary of trust estates or fiduciary accounts for the benefit of such family members (including certain employee benefit programs).

Right of Accumulation
         In determining the availability of the reduced front-end sales charge with respect to the Class A Shares, purchasers may also combine any subsequent purchases of Class A Shares, Class B Shares and Class C Shares of a Fund, as well as shares of any other class of any of the other Delaware Group funds which offer such classes (except shares of any Delaware Group fund which do not carry a front-end sales charge, CDSC or Limited CDSC, other than shares of Delaware Group Premium Fund, Inc. beneficially owned in connection with the ownership of variable insurance products, unless they were acquired through an exchange from a Delaware Group fund which carried a front-end sales charge, CDSC or Limited
CDSC). If, for example, any such purchaser has previously purchased and still holds Class A Shares and/or shares of any other of the classes described in the previous sentence with a value of $40,000 and subsequently purchases $60,000 at offering price of additional shares of Class A Shares, the charge applicable to the $60,000 purchase would currently be 3.75%. For the purpose of this calculation, the shares presently held shall be valued at the public offering price that would have been in effect were the shares purchased simultaneously with the current purchase. Investors should refer to the table of sales charges for Class A Shares to determine the applicability of the Right of Accumulation to their particular circumstances.

12-Month Reinvestment Privilege
         Holders of Class A Shares of a Fund (and of the Institutional Classes holding shares which were acquired through an exchange from one of the other mutual funds in the Delaware Group offered with a front-end sales charge) who redeem such shares have one year from the date of redemption to reinvest all or part of their redemption proceeds in Class A Shares of that Fund or in Class A Shares of any of the other funds in the Delaware Group, subject to applicable eligibility and minimum purchase requirements, in states where shares of such other funds may be sold, at net asset value without the payment of a front-end sales charge. This privilege does not extend to Class A Shares where the redemption of the shares triggered the payment of a Limited CDSC. Persons investing redemption proceeds from direct investments in mutual funds in the Delaware Group offered without a front-end sales charge will be required to pay the applicable sales charge when purchasing Class A Shares. The reinvestment privilege does not extend to a redemption of either Class B Shares or Class C Shares.

         Any such reinvestment cannot exceed the redemption proceeds (plus any amount necessary to purchase a full share). The reinvestment will be made at the net asset value next determined after receipt of remittance. A redemption and reinvestment could have income tax consequences. It is recommended that a tax adviser be consulted with respect to such transactions. Any reinvestment directed to a fund in which the investor does not then have an account will be treated like all other initial purchases of a fund's shares. Consequently, an investor should obtain and read carefully the prospectus for the fund in which the investment is intended to be made before investing or sending money. The prospectus contains more complete information about the fund, including charges and expenses.

(SAI-DF/DVN-PART B)


         Investors should consult their financial advisers or the Transfer Agent, which also serves as the Funds' shareholder servicing agent, about the applicability of the Limited CDSC (see Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value under Redemption and Exchange in the Fund Classes' Prospectus) in connection with the features described above.

Group Investment Plans
         Group Investment Plans which are not eligible to purchase shares of the Institutional Classes may also benefit from the reduced front-end sales charges for investments in Class A Shares set forth in the table on page 00, based on total plan assets. If a company has more than one plan investing in the Delaware Group of funds, then the total amount invested in all plans would be used in determining the applicable front-end sales charge reduction upon each purchase, both initial and subsequent, upon notification to the Fund in which the investment is being made at the time of each such purchase. Employees participating in such Group Investment Plans may also combine the investments made in their plan account when determining the applicable front-end sales charge on purchases to non- retirement Delaware Group investment accounts if they so notify the Fund in which they are investing in connection with each purchase. For other retirement plans and special services, see Retirement Plans for the Fund Classes under Investment Plans.

The Institutional Classes

         The Institutional Class of each Fund is available for purchase only by:
(a) retirement plans introduced by persons not associated with brokers or dealers that are primarily engaged in the retail securities business and rollover individual retirement accounts from such plans; (b) tax-exempt employee benefit plans of the Manager or its affiliates and securities dealer firms with a selling agreement with the Distributor; (c) institutional advisory accounts of the Manager or its affiliates and those having client relationships with Delaware Investment Advisers, a division of the Manager, or its affiliates and their corporate sponsors, as well as subsidiaries and related employee benefit plans and rollover individual retirement accounts from such institutional advisory accounts; (d) a bank, trust company and similar financial institution investing for its own account or for the account of its trust customers for whom such financial institution is exercising investment discretion in purchasing shares of the Class, except where the investment is part of a program that requires payment to the financial institution of a Rule 12b-1 fee; and (e) registered investment advisers investing on behalf of clients that consist solely of institutions and high net-worth individuals having at least $1,000,000 entrusted to the adviser for investment purposes, but only if the adviser is not affiliated or associated with a broker or dealer and derives compensation for its services exclusively from its clients for such advisory services.


         Shares of the Institutional Classes are available for purchase at net asset value, without the imposition of a front-end or contingent deferred sales charge and are not subject to Rule 12b-1 expenses.

(SAI-DF/DVN-PART B)


INVESTMENT PLANS

Reinvestment Plan/Open Account
         Unless otherwise designated by shareholders in writing, dividends from net investment income and distributions from realized securities profits, if any, will be automatically reinvested in additional shares of the respective Fund Class in which an investor has an account (based on the net asset value in effect on the reinvestment date) and will be credited to the shareholder's account on that date. All dividends and distributions of the Institutional Classes are reinvested in the accounts of the holders of such shares (based on the net asset value in effect on the reinvestment date). A confirmation of each dividend payment from net investment income will be mailed to shareholders quarterly. A confirmation of any distributions from realized securities profits will be mailed to shareholders in the first quarter of the fiscal year.

         Under the Reinvestment Plan/Open Account, shareholders may purchase and add full and fractional shares to their plan accounts at any time either through their investment dealers or by sending a check or money order to the specific Fund and Class in which shares are being purchased. Such purchases, which must meet the minimum subsequent purchase requirements set forth in the Prospectuses and this Part B, are made for Class A Shares at the public offering price, and for Class B Shares, Class C Shares and the Institutional Classes at the net asset value, at the end of the day of receipt. A reinvestment plan may be terminated at any time. This plan does not assure a profit nor protect against depreciation in a declining market.

Reinvestment of Dividends in Other Delaware Group Funds
         Subject to applicable eligibility and minimum initial purchase requirements and the limitations set forth below, holders of Class A, Class B and Class C Shares may automatically reinvest dividends and/or distributions in any of the mutual funds in the Delaware Group, including the Funds, in states where their shares may be sold. Such investments will be at net asset value at the close of business on the reinvestment date without any front-end sales charge or service fee. The shareholder must notify the Transfer Agent in writing and must have established an account in the fund into which the dividends and/or distributions are to be invested. Any reinvestment directed to a fund in which the investor does not then have an account will be treated like all other initial purchases of a fund's shares. Consequently, an investor should obtain and read carefully the prospectus for the fund in which the investment is intended to be made before investing or sending money. The prospectus contains more complete information about the fund, including charges and expenses. See also Additional Methods of Adding to Your Investment - Dividend Reinvestment Plan under How to Buy Shares in the Prospectus for the Fund Classes.

         Subject to the following limitations, dividends and/or distributions from other funds in the Delaware Group may be invested in shares of the Funds, provided an account has been established. Dividends from Class A Shares may not be directed to Class B Shares or Class C Shares. Dividends from Class B Shares may only be directed to other Class B Shares and dividends from Class C Shares may only be directed to other Class C Shares. See Appendix B--Classes Offered in the Fund Classes' Prospectus for the funds in the Delaware Group that are eligible for investment by holders of Fund shares.

         This option is not available to participants in the following plans:
SAR/SEP, SEP/IRA, Profit Sharing and Money Purchase Pension Plans, 401(k) Defined Contribution Plans, 403(b)(7) Deferred Compensation Plans or 457 Deferred Compensation Plans.

(SAI-DF/DVN-PART B)


Investing by Electronic Fund Transfer
         Direct Deposit Purchase Plan--Investors may arrange for either Fund to accept for investment in Class A, Class B or Class C Shares, through an agent bank, preauthorized government or private recurring payments. This method of investment assures the timely credit to the shareholder's account of payments such as social security, veterans' pension or compensation benefits, federal salaries, Railroad Retirement benefits, private payroll checks, dividends, and disability or pension fund benefits. It also eliminates lost, stolen and delayed checks.

         Automatic Investing Plan--Shareholders of Class A, Class B and Class C Shares may make automatic investments by authorizing, in advance, monthly payments directly from their checking account for deposit into their Fund account. This type of investment will be handled in either of the following ways. (1) If the shareholder's bank is a member of the National Automated Clearing House Association ("NACHA"), the amount of the investment will be electronically deducted from his or her account by Electronic Fund Transfer ("EFT"). The shareholder's checking account will reflect a debit each month at a specified date although no check is required to initiate the transaction. (2) If the shareholder's bank is not a member of NACHA, deductions will be made by preauthorized checks, known as Depository Transfer Checks. Should the shareholder's bank become a member of NACHA in the future, his or her investments would be handled electronically through EFT.


         This option is not available to participants in the following plans:
SAR/SEP, SEP/IRA, Profit Sharing and Money Purchase Pension Plans, 401(k) Defined Contribution Plans, 403(b)(7) Deferred Compensation Plans or 457 Deferred Compensation Plans.


                                *     *     *

         Initial investments under the Direct Deposit Purchase Plan and the Automatic Investing Plan must be for $250 or more and subsequent investments under such plans must be for $25 or more. An investor wishing to take advantage of either service must complete an authorization form. Either service can be discontinued by the shareholder at any time without penalty by giving written notice.

         Payments to a Fund from the federal government or its agencies on behalf of a shareholder may be credited to the shareholder's account after such payments should have been terminated by reason of death or otherwise. Any such payments are subject to reclamation by the federal government or its agencies. Similarly, under certain circumstances, investments from private sources may be subject to reclamation by the transmitting bank. In the event of a reclamation, a Fund may liquidate sufficient shares from a shareholder's account to reimburse the government or the private source. In the event there are insufficient shares in the shareholder's account, the shareholder is expected to reimburse the Fund.

Direct Deposit Purchases by Mail
         Shareholders may authorize a third party, such as a bank or employer, to make investments directly to their Fund accounts. Either Fund will accept these investments, such as bank-by-phone, annuity payments and payroll allotments, by mail directly from the third party. Investors should contact their employers or financial institutions who in turn should contact Equity Funds I, Inc. for proper instructions.

(SAI-DF/DVN-PART B)


Wealth Builder Option
         Shareholders can use the Wealth Builder Option to invest in the Fund Classes through regular liquidations of shares in their accounts in other mutual funds in the Delaware Group. Shareholders of the Fund Classes may elect to invest in one or more of the other mutual funds in the Delaware Group through the Wealth Builder Option. See Wealth Builder Option and Redemption and Exchange in the Prospectus for the Fund Classes.

         Under this automatic exchange program, shareholders can authorize regular monthly investments (minimum of $100 per fund) to be liquidated from their account and invested automatically into other mutual funds in the Delaware Group, subject to the conditions and limitations set forth in the Fund Classes' Prospectus. The investment will be made on the 20th day of each month (or, if the fund selected is not open that day, the next business day) at the public offering price or net asset value, as applicable, of the fund selected on the date of investment. No investment will be made for any month if the value of the shareholder's account is less than the amount specified for investment.

         Periodic investment through the Wealth Builder Option does not insure profits or protect against losses in a declining market. The price of the fund into which investments are made could fluctuate. Since this program involves continuous investment regardless of such fluctuating value, investors selecting this option should consider their financial ability to continue to participate in the program through periods of low fund share prices. This program involves automatic exchanges between two or more fund accounts and is treated as a purchase of shares of the fund into which investments are made through the program. See Exchange Privilege for a brief summary of the tax consequences of exchanges. Shareholders can terminate their participation at any time by written notice to their Fund.

         This option is not available to participants in the following plans:
SAR/SEP, SEP/IRA, Profit Sharing and Money Purchase Pension Plans, 401(k) Defined Contribution Plans, 403(b)(7) Deferred Compensation Plans or 457 Deferred Compensation Plans. This option also is not available to shareholders of the Institutional Classes.

Retirement Plans for the Fund Classes
         An investment in either Fund may be suitable for tax-deferred retirement plans. Among the retirement plans noted below, Class B Shares are available for investment only by Individual Retirement Accounts, Simplified Employee Pension Plans, 457 Deferred Compensation Plans and 403(b)(7) Deferred Compensation Plans. The CDSC may be waived on certain redemptions of Class B Shares and Class C Shares. See Waiver of Contingent Deferred Sales Charge - Class B and Class C Shares under Redemption and Exchange in the Prospectus for the Fund Classes for a list of the instances in which the CDSC is waived.

         Each purchase of Class B Shares is subject to a maximum purchase limitation of $250,000 for retirement plans. Each purchase of Class C Shares must be in an amount that is less than $1,000,000 for such plans. The maximum purchase limitations apply only to the initial purchase of shares by the retirement plan.

         Minimum investment limitations generally applicable to other investors do not apply to retirement plans other than Individual Retirement Accounts, for which there is a minimum initial purchase of $250 and a minimum subsequent purchase of $25 regardless of which Class is selected. Retirement plans may be subject to plan establishment fees, annual maintenance fees and/or other administrative or trustee fees. Fees are based upon the number of participants in the plan as well as the services selected. Additional information about fees is included in retirement plan materials. Fees are quoted upon request. Annual maintenance fees may be shared by Delaware Management Trust Company, the Transfer Agent, other affiliates of the Manager and others that provide services to such plans.

(SAI-DF/DVN-PART B)


         Certain shareholder investment services available to non-retirement plan shareholders may not be available to retirement plan shareholders. Certain retirement plans may qualify to purchase shares of the Institutional Classes. See The Institutional Classes above. For additional information on any of the plans and Delaware's retirement services, call the Shareholder Service Center telephone number.

         It is advisable for an investor considering any one of the retirement plans described below to consult with an attorney, accountant or a qualified retirement plan consultant. For further details, including applications for any of these plans, contact your investment dealer or the Distributor.

         Taxable distributions from the retirement plans described below may be subject to withholding.

         Please contact your investment dealer or the Distributor for the special application forms required for the plans described below.

Prototype Profit Sharing or Money Purchase Pension Plans
         Prototype Plans are available for self-employed individuals, partnerships and corporations. These plans can be maintained as Section 401(k), profit sharing or money purchase pension plans. Contributions may be invested only in Class A and Class C Shares.

Individual Retirement Account ("IRA")
         A document is available for an individual who wants to establish an IRA and make contributions which may be tax-deductible, even if the individual is already participating in an employer-sponsored retirement plan. Even if contributions are not deductible for tax purposes, as indicated below, earnings will be tax-deferred. In addition, an individual may make contributions on behalf of a spouse who has no compensation for the year or, for years prior to 1997, elects to be treated as having no compensation for the year. Investments in each of the Fund Classes are permissible.

         An individual can contribute up to $2,000 to his or her IRA each year. Contributions may or may not be deductible depending upon the taxpayers adjusted gross income and whether the taxpayer or his or her spouse is an active participant in an employer-sponsored retirement plan. Even if a taxpayer (or his or her spouse) is an active participant in an employer-sponsored retirement plan, the full $2,000 deduction is still available if the taxpayer's adjusted gross income is below $25,000 ($40,000 for taxpayers filing joint returns). A partial deduction is allowed for married couples with incomes between $40,000 and $50,000, and for single individuals with incomes between $25,000 and $35,000. No deductions are available for contributions to IRAs by taxpayers whose adjusted gross income before IRA deductions exceeds $50,000 ($35,000 for singles) and who are active participants in an employer-sponsored retirement plan. Taxpayers who are not allowed deductions on IRA contributions still can make nondeductible IRA contributions of as much as $2,000 for each working spouse ($2,250 for one-income couples for years prior to 1997), and defer taxes on interest or other earnings from the IRAs. Special rules apply for determining the deductibility of contributions made by married individuals filing separate returns.

         Effective for tax years beginning after 1996, one-income couples can contribute up to $2,000 to each spouse's IRA provided the combined compensation of both spouses is at least equal to the total contributions for both spouses. If the working spouse is an active participant in an employer-sponsored retirement plan and earns over $40,000, the maximum deduction limit is reduced in the same way that the limit is reduced for contributions to a non-spousal IRA.

(SAI-DF/DVN-PART B)

         A company or association may establish a Group IRA for employees or members who want to purchase shares of a Fund. Purchases of $1 million or more of Class A Shares qualify for purchase at net asset value but may, under certain circumstances, be subject to a Limited CDSC. See Purchasing Shares for information on reduced front-end sales charges applicable to Class A Shares.

         Investments generally must be held in the IRA until age 59 1/2 in order to avoid premature distribution penalties, but distributions generally must commence no later than April 1 of the calendar year following the year in which the participant reaches age 70 1/2. Individuals are entitled to revoke the account, for any reason and without penalty, by mailing written notice of revocation to Delaware Management Trust Company within seven days after the receipt of the IRA Disclosure Statement or within seven days after the establishment of the IRA, except, if the IRA is established more than seven days after receipt of the IRA Disclosure Statement, the account may not be revoked. Distributions from the account (except for the pro-rata portion of any nondeductible contributions) are fully taxable as ordinary income in the year received. Excess contributions removed after the tax filing deadline, plus extensions, for the year in which the excess contributions were made are subject to a 6% excise tax on the amount of excess. Premature distributions (distributions made before age 59 1/2, except for death, disability and certain other limited circumstances) will be subject to a 10% excise tax on the amount prematurely distributed, in addition to the income tax resulting from the distribution. See Alternative Purchase Arrangements - Class B Shares and Class C Shares under Classes of Shares, Contingent Deferred Sales Charge - Class B Shares and Class C Shares under Classes of Shares, and Waiver of Contingent Deferred Sales Charge - Class B and Class C Shares under Redemption and Exchange in the Fund Classes' Prospectuses concerning the applicability of a CDSC upon redemption.

         Effective January 1, 1997, the 10% premature distribution penalty will not apply to distributions from an IRA that are used to pay medical expenses in excess of 7.5% of adjusted gross income or to pay health insurance premiums by an individual who has received unemployment compensation for 12 consecutive weeks.


         See Appendix A for additional IRA information.


Simplified Employee Pension Plan ("SEP/IRA")
         A SEP/IRA may be established by an employer who wishes to sponsor a tax-sheltered retirement program by making contributions on behalf of all eligible employees. Each of the Fund Classes is available for investment by a SEP/IRA.

Salary Reduction Simplified Employee Pension Plan ("SAR/SEP")
         New SAR/SEP plans may not be established after December 31, 1996. In addition, employers must have 25 or fewer eligible employees to maintain an existing SEP/IRA that permits salary deferral contributions. SAR/SEP plans may only invest in Class A Shares and Class C Shares.

Prototype 401(k) Defined Contribution Plan
         Section 401(k) of the Code permits employers to establish qualified plans based on salary deferral contributions. SAR/SEP plans may only investPlan documents are available to enable employers to establish a plan. An employer may also elect to make profit sharing contributions and/or matching contributions with investments in only Class A Shares and Class C Shares or certain other funds in the Delaware Group. Purchases under the plan may be combined for purposes of computing the reduced front-end sales charge applicable to Class A Shares as set forth in the table on page 00.

(SAI-DF/DVN-PART B)


Deferred Compensation Plan for Public Schools and Non-Profit
Organizations ("403(b)(7)")
         Section 403(b)(7) of the Code permits public school systems and certain non-profit organizations to use mutual fund shares held in a custodial account to fund deferred compensation arrangements for their employees. A custodial account agreement is available for those employers who wish to purchase any of the Fund Classes in conjunction with such an arrangement. Applicable front-end sales charges with respect to Class A Shares for such purchases are set forth in the table on page 00.

Deferred Compensation Plan for State and Local Government Employees ("457")
         Section 457 of the Code permits state and local governments, their agencies and certain other entities to establish a deferred compensation plan for their employees who wish to participate. This enables employees to defer a portion of their salaries and any federal (and possibly state) taxes thereon. Such plans may invest in shares of any of the Fund Classes. Although investors may use their own plan, there is available a Delaware Group 457 Deferred Compensation Plan. Interested investors should contact the Distributor or their investment dealers to obtain further information. Applicable front-end sales charges for such purchases of Class A Shares are set forth in the table on page 00.

(SAI-DF/DVN-PART B)


DETERMINING OFFERING PRICE AND NET ASSET VALUE

         Orders for purchases of Class A Shares are effected at the offering price next calculated by the Fund in which shares are being purchased after receipt of the order by the Fund or its agent. Orders for purchases of Class B Shares, Class C Shares and the Institutional Classes are effected at the net asset value per share next calculated after receipt of the order by the Fund in which shares are being purchased or its agent. Selling dealers have the responsibility of transmitting orders promptly.

         The offering price for Class A Shares consists of the net asset value per share plus any applicable sales charges. Offering price and net asset value are computed as of the close of regular trading on the New York Stock Exchange (ordinarily, 4 p.m., Eastern time) on days when the Exchange is open. The New York Stock Exchange is scheduled to be open Monday through Friday throughout the year except for New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. When the New York Stock Exchange is closed, the Funds will generally be closed, pricing calculations will not be made and purchase and redemption orders will not be processed.

         An example showing how to calculate the net asset value per share and, in the case of Class A Shares, the offering price per share, is included in each Fund's financial statements which are incorporated by reference into this Part B.

         Each Fund's net asset value per share is computed by adding the value of all securities and other assets in the portfolio, deducting any liabilities and dividing by the number of shares outstanding. Expenses and fees are accrued daily. In determining a Fund's total net assets, portfolio securities listed or traded on a national securities exchange, except for bonds, are valued at the last sale price on the exchange upon which such securities are primarily traded. Securities not traded on a particular day, over-the-counter securities, and government and agency securities are valued at the mean value between bid and asked prices. Money market instruments having a maturity of less than 60 days are valued at amortized cost. Debt securities (other than short-term obligations) are valued on the basis of valuations provided by a pricing service when such prices are believed to reflect the fair value of such securities. Use of a pricing service has been approved by the Board of Directors. Prices provided by a pricing service take into account appropriate factors such as institutional trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If no quotations are available, all other securities and assets are valued at fair value as determined in good faith and in a method approved by the Board of Directors.

         Each Class of a Fund will bear, pro-rata, all of the common expenses of that Fund. The net asset values of all outstanding shares of each Class of a Fund will be computed on a pro-rata basis for each outstanding share based on the proportionate participation in that Fund represented by the value of shares of that Class. All income earned and expenses incurred by a Fund, will be borne on a pro-rata basis by each outstanding share of a Class, based on each Class' percentage in that Fund represented by the value of shares of such Classes, except that the Institutional Classes will not incur any of the expenses under Equity Funds I, Inc.'s 12b-1 Plans and the Class A, Class B and Class C Shares alone will bear the 12b-1 Plan expenses payable under their respective Plans. Due to the specific distribution expenses and other costs that will be allocable to each Class, the net asset value of each Class of a Fund will vary.

(SAI-DF/DVN-PART B)


REDEMPTION AND REPURCHASE

         Any shareholder may require a Fund to redeem shares by sending a written request, signed by the record owner or owners exactly as the shares are registered, to the Fund, at 1818 Market Street, Philadelphia, PA 19103. In addition, certain expedited redemption methods described below are available when stock certificates have not been issued. Certificates are issued for Class A Shares and Institutional Class shares only if a shareholder specifically requests them. Certificates are not issued for Class B Shares or Class C Shares. If stock certificates have been issued for shares being redeemed, they must accompany the written request. For redemptions of $50,000 or less paid to the shareholder at the address of record, the request must be signed by all owners of the shares or the investment dealer of record, but a signature guarantee is not required. When the redemption is for more than $50,000, or if payment is made to someone else or to another address, signatures of all record owners are required and a signature guarantee may be required. Each signature guarantee must be supplied by an eligible guarantor institution. Each Fund reserves the right to reject a signature guarantee supplied by an eligible institution based on its creditworthiness. The Funds may request further documentation from corporations, retirement plans, executors, administrators, trustees or guardians.

         In addition to redemption of Fund shares, the Distributor, acting as agent of the Funds, offers to repurchase Fund shares from broker/dealers acting on behalf of shareholders. The redemption or repurchase price, which may be more or less than the shareholder's cost, is the net asset value per share next determined after receipt of the request in good order by the respective Fund or its agent, less any applicable CDSC or Limited CDSC. This is computed and effective at the time the offering price and net asset value are determined. See Determining Offering Price and Net Asset Value. The Funds and the Distributor end their business days at 5 p.m., Eastern time. This offer is discretionary and may be completely withdrawn without further notice by the Distributor.

         Orders for the repurchase of Fund shares which are submitted to the Distributor prior to the close of its business day will be executed at the net asset value per share computed that day (subject to the applicable CDSC or Limited CDSC), if the repurchase order was received by the broker/dealer from the shareholder prior to the time the offering price and net asset value are determined on such day. The selling dealer has the responsibility of transmitting orders to the Distributor promptly. Such repurchase is then settled as an ordinary transaction with the broker/dealer (who may make a charge to the shareholder for this service) delivering the shares repurchased.

         Certain redemptions of Class A Shares purchased at net asset value may result in the imposition of a Limited CDSC. See Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value under Redemption and Exchange in the Prospectus for the Fund Classes. Class B Shares are subject to a CDSC of: (i) 4% if shares are redeemed within two years of purchase; (ii) 3% if shares are redeemed during the third or fourth year following purchase; (iii) 2% if shares are redeemed during the fifth year following purchase; and (iv) 1% if shares are redeemed during the sixth year following purchase. Class C Shares are subject to a CDSC of 1% if shares are redeemed within 12 months following purchase. See Contingent Deferred Sales Charge - Class B Shares and Class C Shares under Classes of Shares in the Prospectus for the Fund Classes. Except for the applicable CDSC or Limited CDSC and, with respect to the expedited payment by wire described below for which, in the case of the Fund Classes, there is currently a $7.50 bank wiring cost, neither the Funds nor the Distributor charges a fee for redemptions or repurchases, but such fees could be charged at any time in the future.

(SAI-DF/DVN-PART B)


         Payment for shares redeemed will ordinarily be mailed the next business day, but in no case later than seven days, after receipt of a redemption request in good order; provided, however, that each commitment to mail or wire redemption proceeds by a certain time, as described below, is modified by the qualifications described in the next paragraph.

         Each Fund will process written or telephone redemption requests to the extent that the purchase orders for the shares being redeemed have already been settled. A Fund will honor the redemption requests as to shares for which a check was tendered as payment, but a Fund will not mail or wire the proceeds until it is reasonably satisfied that the check has cleared. This potential delay can be avoided by making investments by wiring Federal Funds.

         If a shareholder has been credited with a purchase by a check which is subsequently returned unpaid for insufficient funds or for any other reason, the Fund involved will automatically redeem from the shareholder's account the shares purchased by the check plus any dividends earned thereon. Shareholders may be responsible for any losses to a Fund or to the Distributor.

         In case of a suspension of the determination of the net asset value because the New York Stock Exchange is closed for other than weekends or holidays, or trading thereon is restricted or an emergency exists as a result of which disposal by a Fund of securities owned by it is not reasonably practical, or it is not reasonably practical for a Fund fairly to value its assets, or in the event that the Securities and Exchange Commission has provided for such suspension for the protection of shareholders, a Fund may postpone payment or suspend the right of redemption or repurchase. In such case, the shareholder may withdraw the request for redemption or leave it standing as a request for redemption at the net asset value next determined after the suspension has been terminated.

         Payment for shares redeemed or repurchased may be made either in cash or kind, or partly in cash and partly in kind. Any portfolio securities paid or distributed in kind would be valued as described in Determining Offering Price and Net Asset Value. Subsequent sale by an investor receiving a distribution in kind could result in the payment of brokerage commissions. However, Equity Funds I, Inc. has elected to be governed by Rule 18f-1 under the 1940 Act pursuant to which each Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of such Fund during any 90-day period for any one shareholder.

         The value of a Fund's investments is subject to changing market prices. Thus, a shareholder reselling shares to a Fund may sustain either a gain or loss, depending upon the price paid and the price received for such shares.

Small Accounts
         Before a Fund involuntarily redeems shares from an account that, under the circumstances noted in the relevant Prospectus, has remained below the minimum amounts required by the Funds' Prospectuses and sends the proceeds to the shareholder, the shareholder will be notified in writing that the value of the shares in the account is less than the minimum required and will be allowed 60 days from the date of notice to make an additional investment to meet the required minimum. See The Conditions of Your Purchase under How to Buy Shares in the Prospectuses. Any redemption in an inactive account established with a minimum investment may trigger mandatory redemption. No CDSC or Limited CDSC will apply to the redemptions described in this paragraph.

(SAI-DF/DVN-PART B)


         Effective November 29, 1995, the minimum initial investment in Class A Shares was increased from $250 to $1,000. Class A accounts that were established prior to November 29, 1995 and maintain a balance in excess of $250 will not presently be subject to the $9 quarterly service fee that may be assessed against accounts with balances below the stated minimum nor subject to involuntary redemption.

                              *     *     *


         Each Fund has made available certain redemption privileges, as described below. The Funds reserve the right to suspend or terminate these expedited payment procedures upon 60 days' written notice to shareholders.

Expedited Telephone Redemptions
         Shareholders of the Fund Classes or their investment dealers of record wishing to redeem any amount of shares of $50,000 or less for which certificates have not been issued may call the Shareholder Service Center at 800- 523-1918 or, in the case of shareholders of the Institutional Classes, their Client Services Representative at 800-828- 5052 prior to the time the offering price and net asset value are determined, as noted above, and have the proceeds mailed to them at the address of record. Checks payable to the shareholder(s) of record will normally be mailed the next business day, but no later than seven days, after the receipt of the redemption request. This option is only available to individual, joint and individual fiduciary-type accounts.

         In addition, redemption proceeds of $1,000 or more can be transferred to your predesignated bank account by wire or by check by calling the phone numbers listed above. An authorization form must have been completed by the shareholder and filed with the relevant Fund before the request is received. Payment will be made by wire or check to the bank account designated on the authorization form as follows:

         1. Payment by Wire: Request that Federal Funds be wired to the bank account designated on the authorization form. Redemption proceeds will normally be wired on the next business day following receipt of the redemption request. There is a $7.50 wiring fee (subject to change) charged by CoreStates Bank, N.A. which will be deducted from the withdrawal proceeds each time the shareholder requests a redemption from Class A Shares, Class B Shares and Class C Shares. If the proceeds are wired to the shareholder's account at a bank which is not a member of the Federal Reserve System, there could be a delay in the crediting of the funds to the shareholder's bank account.


         2. Payment by Check: Request a check be mailed to the bank account designated on the authorization form. Redemption proceeds will normally be mailed the next business day, but no later than seven days, from the date of the telephone request. This procedure will take longer than the Payment by Wire option (1 above) because of the extra time necessary for the mailing and clearing of the check after the bank receives it.


         Redemption Requirements: In order to change the name of the bank and the account number it will be necessary to send a written request to the relevant Fund and a signature guarantee may be required. Each signature guarantee must be supplied by an eligible guarantor institution. The Funds reserve the right to reject a signature guarantee supplied by an eligible institution based on its creditworthiness.


         To reduce the shareholder's risk of attempted fraudulent use of the telephone redemption procedure, payment will be made only to the bank account designated on the authorization form.

(SAI-DF/DVN-PART B)


         If expedited payment under these procedures could adversely affect a Fund, such Fund may take up to seven days to pay the shareholder.


         Neither the Funds nor the Funds' Transfer Agent is responsible for any shareholder loss incurred in acting upon written or telephone instructions for redemption or exchange of Fund shares which are reasonably believed to be genuine. With respect to such telephone transactions, each Fund will follow reasonable procedures to confirm that instructions communicated by telephone are genuine (including verification of a form of personal identification) as, if it does not, such Fund or the Transfer Agent may be liable for any losses due to unauthorized or fraudulent transactions. Telephone instructions received by shareholders of the Fund Classes are generally tape recorded. A written confirmation will be provided for all purchase, exchange and redemption transactions initiated by telephone.

Systematic Withdrawal Plans
         Shareholders of Class A, Class B and Class C Shares who own or purchase $5,000 or more of shares at the offering price, or net asset value, as applicable, for which certificates have not been issued may establish a Systematic Withdrawal Plan for monthly withdrawals of $25 or more, or quarterly withdrawals of $75 or more, although the Funds do not recommend any specific amount of withdrawal. This $5,000 minimum does not apply for a Fund's prototype retirement plans. Shares purchased with the initial investment and through reinvestment of cash dividends and realized securities profits distributions will be credited to the shareholder's account and sufficient full and fractional shares will be redeemed at the net asset value calculated on the third business day preceding the mailing date.

         Checks are dated either the 1st or the 15th of the month, as selected by the shareholder (unless such date falls on a holiday or a weekend), and are normally mailed within two business days. Both ordinary income dividends and realized securities profits distributions will be automatically reinvested in additional shares of the Class at net asset value. This plan is not recommended for all investors and should be started only after careful consideration of its operation and effect upon the investor's savings and investment program. To the extent that withdrawal payments from the plan exceed any dividends and/or realized securities profits distributions paid on shares held under the plan, the withdrawal payments will represent a return of capital, and the share balance may in time be depleted, particularly in a declining market.


         The sale of shares for withdrawal payments constitutes a taxable event and a shareholder may incur a capital gain or loss for federal income tax purposes. This gain or loss may be long-term or short-term depending on the holding period for the specific shares liquidated. Premature withdrawals from retirement plans may have adverse tax consequences.


         Withdrawals under this plan made concurrently with the purchases of additional shares may be disadvantageous to the shareholder. Purchases of Class A Shares through a periodic investment program in a fund managed by the Manager must be terminated before a Systematic Withdrawal Plan with respect to such shares can take effect, except if the shareholder is a participant in one of our retirement plans or is investing in Delaware Group funds which do not carry a sales charge. Redemptions of Class A Shares pursuant to a Systematic Withdrawal Plan may be subject to a Limited CDSC if the purchase was made at net asset value and a dealer's commission has been paid on that purchase. Redemptions of Class B Shares or Class C Shares pursuant to a Systematic Withdrawal Plan may be subject to a CDSC, unless the annual amount selected to be withdrawn is less than 12% of the account

(SAI-DF/DVN-PART B)


balance on the date that the Systematic Withdrawal Plan was established. See Waiver of Contingent Deferred Sales Charge - Class B and Class C Shares and Waiver of Limited Contingent Deferred Sales Charge - Class A Shares under Redemption and Exchange in the Prospectus for the Fund Classes. Shareholders should consult with their financial advisers to determine whether a Systematic Withdrawal Plan would be suitable for them.


         An investor wishing to start a Systematic Withdrawal Plan must complete an authorization form. If the recipient of Systematic Withdrawal Plan payments is other than the registered shareholder, the shareholder's signature on this authorization must be guaranteed. Each signature guarantee must be supplied by an eligible guarantor institution. The Funds reserve the right to reject a signature guarantee supplied by an eligible institution based on its creditworthiness. This plan may be terminated by the shareholder or the Transfer Agent at any time by giving written notice.


         The Systematic Withdrawal Plan is not available for the Institutional Classes.

(SAI-DF/DVN-PART B)


DIVIDENDS AND REALIZED SECURITIES PROFITS DISTRIBUTIONS



        Each Fund will normally make payments from net investment income on a quarterly basis. Any payments from net realized securities profits will be made during the first quarter of the next fiscal year.

         Each Class of shares of each Fund will share proportionately in the investment income and expenses of that Fund, except that Class A Shares, Class B Shares and Class C Shares alone will incur distribution fees under their respective 12b-1 Plans.

         Dividends are automatically reinvested in additional shares at the net asset value of the ex-dividend date unless, in the case of shareholders in the Fund Classes, an election to receive dividends in cash has been made. Dividend payments of $1.00 or less will be automatically reinvested, notwithstanding a shareholder's election to receive dividends in cash. If such a shareholder's dividends increase to greater than $1.00, the shareholder would have to file a new election in order to begin receiving dividends in cash again. Any check in payment of dividends or other distributions which cannot be delivered by the United States Post Office or which remains uncashed for a period of more than one year may be reinvested in the shareholder's account at the then-current net asset value and the dividend option may be changed from cash to reinvest. Each Fund may deduct from a shareholder's account the costs of that Fund's effort to locate a shareholder if a shareholder's mail is returned by the Post Office or such Fund is otherwise unable to locate the shareholder or verify the shareholder's mailing address. These costs may include a percentage of the account when a search company charges a percentage fee in exchange for their location services.

(SAI-DF/DVN-PART B)


TAXES

         It is the policy of each Fund to pay out substantially all net investment income and net realized gains to relieve it of federal income tax liability on that portion of its income paid to shareholders under the Internal Revenue Code. Each Fund has met these requirements in previous years and intends to meet them this year. Each Fund is treated as a separate tax entity, and any capital gains and losses for each Fund are calculated separately.

         Distributions representing net investment income or short-term capital gains are taxable as ordinary income to shareholders. The tax status of dividends and distributions paid to shareholders will not be affected by whether they are paid in cash or in additional shares. A portion of these distributions may be eligible for the dividends-received deduction for corporations. For the fiscal year ended October 31, 1996, 32% and 36% of dividends paid from net investment income of Delaware Fund and Devon Fund, respectively, were eligible for this deduction. The portion of dividends paid by a Fund that so qualifies will be designated each year in a notice to that Fund's shareholders, and cannot exceed the gross amount of dividends received by such Fund from domestic (U.S.) corporations that would have qualified for the dividends-received deduction in the hands of that Fund if such Fund was a regular corporation. The availability of the dividends-received deduction is subject to certain holding period and debt financing restrictions imposed under the Code on the corporation claiming the deduction.

         Shareholders will be notified annually by each Fund as to the federal income tax status of dividends and distributions.

         Distributions may also be subject to state and local taxes; shareholders are advised to consult with their tax advisers in this regard.


         Prior to purchasing shares, you should carefully consider the impact of dividends or realized securities profits distributions which have been declared but not paid. Any such dividends or realized securities profits paid shortly after a purchase of shares by an investor will have the effect of reducing the per share net asset value of such shares by the amount of the dividends or realized securities profits distributions. All or a portion of such dividends or realized securities profits distributions, although in effect a return of capital, are subject to taxes which may be at ordinary income tax rates. The purchase of shares just prior to the ex-dividend date has an adverse effect for income tax purposes.

         Net long-term gain from the sale of securities when realized and distributed (actually or constructively) is taxable as capital gain, and these gains are currently taxed at long-term capital gain rates. If the net asset value of shares were reduced below a shareholder's cost by distribution of gain realized on sale of securities, such distribution would be a return of investment though taxable as stated above. The portfolio securities of Delaware Fund and Devon Fund had a net unrealized appreciation for tax purposes of $71,998,612 and $3,133,463, respectively, as of October 31, 1996.

(SAI-DF/DVN-PART B)


INVESTMENT MANAGEMENT AGREEMENTS

         The Manager, located at One Commerce Square, Philadelphia, PA 19103, furnishes investment management services to each Fund, subject to the supervision and direction of Equity Funds I, Inc.'s Board of Directors.

         The Manager and its predecessors have been managing the funds in the Delaware Group since 1938. On October 31, 1996, the Manager and its affiliates within the Delaware Group, including Delaware International Advisers Ltd., were managing in the aggregate more than $30 billion in assets in the various institutional or separately managed (approximately $19,214,690,000) and investment company (approximately $11,539,873,000) accounts.

         Each Fund's Investment Management Agreement is dated April 3, 1995 and was approved by shareholders on March 29, 1995. Each Agreement has an initial term of two years and may be renewed each year only so long as such renewal and continuance are specifically approved at least annually by the Board of Directors or by vote of a majority of the outstanding voting securities of the Fund to which the Agreement relates, and only if the terms of and the renewal thereof have been approved by the vote of a majority of the directors of Equity Funds I, Inc. who are not parties thereto or interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approval. Each Agreement is terminable without penalty on 60 days' notice by the directors of Equity Funds I, Inc. or by the Manager. Each Agreement will terminate automatically in the event of its assignment.

         The annual compensation paid by each Fund for investment management services is equal to: for Delaware Fund, 0.60% on the first $100 million of average daily net assets of the Fund, 0.525% on the next $150 million, 0.50% on the next $250 million and 0.475% on the average daily net assets in excess of $500 million, less the Fund's proportionate share of all directors' fees paid to the unaffiliated directors by Delaware Fund; and, for Devon Fund, 0.60% on the first $500 million of average daily net assets and 0.50% on the average daily net assets in excess of $500 million. On October 31, 1996, the total net assets of Delaware Fund were $624,762,856 and the total net assets of Devon Fund were $22,651,842. Under the general supervision of the Board of Directors, the Manager makes all investment decisions which are implemented by each Fund. The Manager pays the salaries of all directors, officers and employees who are affiliated with both the Manager and Equity Funds I, Inc. The investment management fees paid by Delaware Fund for the fiscal years ended October 31, 1994, 1995 and 1996 were $2,913,609, $2,953,762 and $3,164,486, respectively.
Investment management fees incurred by Devon Fund during the period December 29, 1993 (date of initial public offering) through October 31, 1994 were $29,901, and for the fiscal years ended October 31, 1995 and 1996 were $57,382 and $103,041, respectively. However, no fees were paid by Devon Fund during these years as a result of the waiver described below.

(SAI-DF/DVN-PART B)


         Except for those expenses borne by the Manager under the Investment Management Agreements and the Distributor under the Distribution Agreements, each Fund is responsible for all of its own expenses. Among others, these include the Funds' proportionate share of rent and certain other administrative expenses; the investment management fees; transfer and dividend disbursing agent fees and costs; custodian expenses; federal and state securities registration fees; proxy costs; and the costs of preparing prospectuses and reports sent to shareholders. The ratios of expenses to average daily net assets for each Class of each Fund were as follows:

                                                                                        Institutional
                       Class A Shares       Class B Shares      Class C Shares              Class

Delaware Fund                0.99%                1.80%             1.80%                   0.80%
Devon Fund                   1.25%                1.95%             1.95%                   0.95%

The ratios for the Class A Shares, Class B Shares and Class C Shares of each Fund reflect the impact of their respective 12b-1 Plans. The ratios for each Class of Devon Fund reflects the waiver of fees noted below.

         In connection with Devon Fund, the Manager had elected voluntarily to waive that portion, if any, of the annual management fees payable by Devon Fund and to reimburse the Fund to the extent necessary to ensure that the Total Operating Expenses of the Fund did not exceed 0.95% (exclusive of taxes, interest, brokerage commissions, extraordinary expenses and 12b-1 expenses) through December 31, 1994. This waiver and reimbursement applicable to each Class of Devon Fund has been extended through June 30, 1997.

Distribution and Service
         The Distributor, Delaware Distributors, L.P. (which formerly conducted business as Delaware Distributors, Inc.), located at 1818 Market Street, Philadelphia, PA 19103, serves as the national distributor of each Fund's shares under separate Distribution Agreements dated April 3, 1995, as amended on November 29, 1995. The Distributor is an affiliate of the Manager and bears all of the costs of promotion and distribution, except for payments by each Fund on behalf of the Class A Shares, Class B Shares and Class C Shares under their respective 12b-1 Plans. Prior to January 3, 1995, Delaware Distributors, Inc. ("DDI") served as the national distributor of each Fund's shares. On that date, Delaware Distributors, L.P., a newly formed limited partnership, succeeded to the business of DDI. All officers and employees of DDI became officers and employees of Delaware Distributors, L.P. DDI is the corporate general partner of Delaware Distributors, L.P. and both DDI and Delaware Distributors, L.P. are indirect, wholly owned subsidiaries of Delaware Management Holdings, Inc.

         The Transfer Agent, Delaware Service Company, Inc., another affiliate of the Manager located at 1818 Market Street, Philadelphia, PA 19103, serves as each Funds' shareholder servicing, dividend disbursing and transfer agent of Delaware Fund shares pursuant to a Shareholders Services Agreement dated June 29, 1988 and of Devon Fund shares pursuant to a Shareholders Services Agreement dated December 29, 1993. The Transfer Agent also provides accounting services to the Funds pursuant to the terms of a separate Fund Accounting Agreement. The Transfer Agent is also an indirect, wholly owned subsidiary of Delaware Management Holdings, Inc.

(SAI-DF/DVN-PART B)


OFFICERS AND DIRECTORS

         The business and affairs of Equity Funds I, Inc. are managed under the direction of its Board of Directors.

         Certain officers and directors of Equity Funds I, Inc. hold identical positions in each of the other funds in the Delaware Group. As of November 30, 1996, Equity Funds I, Inc.'s officers and directors owned less than 1% of the outstanding shares of Delaware Fund A Class, Delaware Fund B Class, Delaware Fund C Class and Delaware Fund Institutional Class. As of the same date, the Fund's officers and directors held less than 1% of the outstanding shares of Devon Fund A Class, Devon Fund B Class and Devon Fund C Class and 0.00% of the outstanding shares of Devon Fund Institutional Class.

         As of December 2, 1996, management believes the following accounts held 5% or more of the outstanding shares of the Class A Shares, Class B Shares, Class C Shares and the Institutional Class of each Fund:

       Class                    Name and Address of Account                        Share Amount      Percentage
       -----                    ---------------------------                        ------------      ----------

Delaware Fund B Class           Merrill Lynch, Pierce, Fenner & Smith, Inc.
                                For the Sole Benefit of its Customers
                                Attention: Fund Administration
                                4800 Deer Lake Drive East, 3rd Floor
                                Jacksonville, FL  32246                              20,973(1)           5.77%

Delaware Fund C Class           Timothy Foley, Gerard Foley,
                                Eileen McCrudden, Co-Trustees
                                Marital Deduction TR Paragraph
                                4 U W DTD 1-14-94 John B. Foley
                                P.O. Box 3206
                                Maple Glen, PA  19002                                 8,257              7.52%

Delaware Fund C Class           Donaldson Lufkin Jenrette
                                Securities Corporation, Inc.
                                P.O. Box 2052
                                Jersey City, NJ  07303                                6,957(1)           6.34%

Delaware Fund C Class           Merrill Lynch, Pierce, Fenner & Smith, Inc.
                                For the Sole Benefit of its Customers
                                Attention:  Fund Administration
                                4800 Deer Lake Drive East, 3rd Floor
                                Jacksonville, FL  32246                               6,582(1)           5.99%


(1) Equity Funds I, Inc. believes that these shares are held of record for the benefit of others.

(SAI-DF/DVN-PART B)


       Class                    Name and Address of Account                        Share Amount      Percentage
       -----                    ---------------------------                        ------------      ----------

Delaware Fund
Institutional Class             Price Waterhouse LLP Savings Plan
                                1410 North Westshore Boulevard
                                P.O. Box 30004
                                Tampa, FL  33630                                  3,620,673             60.98%

Delaware Fund
Institutional Class             South Trust Bank of Alabama
                                Trust Thompson Tractor
                                Attention:  Angela McNac
                                P.O. Box 2554
                                Birmingham, AL  35290                               581,406              9.79%

Delaware Fund
Institutional Class             Federated Life Insurance Company
                                Separate Sub-Account A
                                Attention:  Tom Koch
                                121 E. Park Square
                                Owatonna, MN  55060                                 425,707              7.17%

Delaware Fund
Institutional Class             Meg & Co.
                                c/o US National Bank Trust Dept.
                                P.O. Box 520
                                Johnstown, PA  15907                                312,946              5.27%

Devon Fund A Class              National  City Bank
                                FBO McKeesport Health Care Trust
                                U/A DTD 12-10-91
                                Attention:  Mutual Funds P10510009
                                P.O. Box 94777
                                Cleveland, OH  44101                                 65,264              5.99%

Devon Fund B Class              Merrill Lynch, Inc.
                                Mutual Fund Operations
                                Attention:  Book Entry
                                4800 Deer Lake Drive East, 3rd Floor
                                Jacksonville, FL  32246                              17,228(1)           6.75%


(1) Equity Funds I, Inc. believes that these shares are held of record for the benefit of others.

(SAI-DF/DVN-PART B)


       Class                    Name and Address of Account                        Share Amount      Percentage
       -----                    ---------------------------                        ------------      ----------


Devon Fund C Class              Merrill Lynch, Pierce, Fenner & Smith, Inc.
                                For the Sole Benefit of its Customers
                                Attention:  Fund Administration
                                4800 Deer Lake Drive East, 3rd Floor
                                Jacksonville, FL  32246                              16,722(1)          20.06%

Devon Fund C Class              Donaldson Lufkin Jenrette
                                Securities Corporation, Inc.
                                P.O. Box 2052
                                Jersey City, NJ  07303                                7,785(1)           9.34%

Devon Fund C Class              DMTC Custodian for the IRA of
                                John M. Peterson
                                2209 Diamond Street
                                Sellersville, PA  18960                               4,886              5.86%

Devon Fund
Institutional Class             Delaware Management Company
                                Employee Profit Sharing Trust
                                1818 Market Street
                                Philadelphia, PA  19103                             173,258(2)          77.35%

Devon Fund
Institutional Class             Delaware Management Company
                                Employee Profit Sharing Trust
                                For the Benefit of Wayne A. Stork
                                1818 Market Street
                                Philadelphia, PA  19103                              56,861             25.39%

Devon Fund
Institutional Class             WCSEL PC Pension Plan
                                2200 Clarendon Boulevard
                                13th Floor
                                Arlington, VA  22201                                 43,927(1)          19.61%

Devon Fund                      WCSEL PC Pension Plan
Institutional Class             For the Benefit of Martin D. Walsh
                                2200 Clarendon Boulevard
                                13th Floor
                                Arlington, VA  22201                                 16,102              7.19%

Devon Fund                      WCSEL PC Pension Plan
Institutional Class             For the Benefit of Thomas J. Colucci
                                2200 Clarendon Boulevard
                                13th Floor
                                Arlington, VA  22201                                 13,547              6.05%


(1) Equity Funds I, Inc. believes that these shares are held of record for the benefit of others.

(2) Shares held of record by Delaware Management Company Employee Profit Sharing Trust are held for the benefit of others.

(SAI-DF/DVN-PART B)


         DMH Corp., Delaware Management Company, Inc., Delaware Distributors, L.P., Delaware Distributors, Inc., Delaware Service Company, Inc., Delaware Management Trust Company, Delaware International Holdings Ltd., Founders Holdings, Inc., Delaware International Advisers Ltd., Delaware Capital Management, Inc. and Delaware Investment & Retirement Services Inc. are direct or indirect, wholly owned subsidiaries of Delaware Management Holdings, Inc ("DMH"). On April 3, 1995, a merger between DMH and a wholly owned subsidiary of Lincoln National Corporation ("Lincoln National") was completed. In connection with the merger, new Investment Management Agreements between Equity Funds I, Inc. and the Manager on behalf of each Fund were executed following shareholder approval. DMH and the Manager are now indirect, wholly owned subsidiaries, and subject to the ultimate control, of Lincoln National. Lincoln National, with headquarters in Fort Wayne, Indiana, is a diversified organization with operations in many aspects of the financial services industry, including insurance and investment management.

         Directors and principal officers of Equity Funds I, Inc. are noted below along with their ages and their business experience for the past five years. Unless otherwise noted, the address of each officer and director is One Commerce Square, Philadelphia, PA 19103.

*Wayne A. Stork (59)

         Chairman, President, Chief Executive Officer, Director and/or Trustee of Equity Funds I, Inc., 16 other investment companies in the Delaware Group (which excludes Delaware Pooled Trust, Inc.), Delaware Management Holdings, Inc., DMH Corp., Delaware International Holdings Ltd. and Founders Holdings, Inc.
         Chairman and Director of Delaware Pooled Trust, Inc., Delaware
                  Distributors, Inc., Delaware Capital Management, Inc. and Delaware Investment & Retirement Services, Inc.
         Chairman, President, Chief Executive Officer, Chief Investment Officer
                  and Director of Delaware Management Company, Inc.
         Chairman, Chief Executive Officer and Director of Delaware
                  International Advisers Ltd. Director of Delaware Service Company, Inc.
         During the past five years, Mr. Stork has served in various executive capacities at different times within the Delaware organization.

Winthrop S. Jessup (51)
         Executive Vice President of Equity Funds I, Inc., 16 other investment companies in the Delaware Group (which excludes Delaware Pooled Trust, Inc.) and Delaware Management Holdings, Inc.
         President and Chief Executive Officer of Delaware Pooled Trust, Inc. President and Director of Delaware Capital Management, Inc.
         Executive Vice President and Director of DMH Corp., Delaware Management
                  Company, Inc., Delaware International Holdings Ltd. and Founders Holdings, Inc.
         Vice Chairman and Director of Delaware Distributors, Inc.
         Vice Chairman of Delaware Distributors, L.P.
         Director of Delaware Service Company, Inc., Delaware International
                  Advisers Ltd., Delaware Management Trust Company and Delaware Investment & Retirement Services, Inc.
         During the past five years, Mr. Jessup has served in various executive capacities at different times within the Delaware organization.

---------------------
*Director affiliated with Equity Funds I, Inc.'s investment manager and considered an "interested person" as defined in the 1940 Act.

(SAI-DF/DVN-PART B)


Richard G. Unruh, Jr. (57)
         Executive Vice President of Equity Funds I, Inc. and each of the other
                  17 investment companies in the Delaware Group.
         Executive Vice President and Director of Delaware Management Company,
                  Inc.
         Senior Vice President of Delaware Management Holdings, Inc. and
                  Delaware Capital Management, Inc.
         Director of Delaware International Advisers Ltd.
         During the past five years, Mr. Unruh has served in various executive capacities at different times within the Delaware organization.

Paul E. Suckow (49)
         Executive Vice President/Chief Investment Officer, Fixed Income of
                  Equity Funds I, Inc., each of the other 17 investment companies in the Delaware Group and Delaware Management Company, Inc.
         Executive Vice President/Chief Investment Officer/Fixed Income and
                  Director of Founders Holdings, Inc.
         Senior Vice President/Chief Investment Officer, Fixed Income of
                  Delaware Management Holdings, Inc.
         Director of Founders CBO Corporation.
         Senior Vice President of Delaware Capital Management, Inc.
         Director, HYPPCO Finance Company Ltd.
         Before returning to the Delaware Group in 1993, Mr. Suckow was
                  Executive Vice President and Director of Fixed Income for Oppenheimer Management Corporation, New York, NY from 1985 to 1992. Prior to that, Mr. Suckow was a fixed-income portfolio manager for the Delaware Group.

Walter P. Babich (69)
         Director and/or Trustee of Equity Funds I, Inc. and each of the other
                  17 investment companies in the Delaware Group.
         460 North Gulph Road, King of Prussia, PA  19406.
         Board Chairman, Citadel Constructors, Inc.
         From 1986 to 1988 Mr. Babich was a partner of Irwin & Leighton and from 1988 to 1991, he was a partner of I&L Investors.

Anthony D. Knerr (58)

         Director and/or Trustee of Equity Funds I, Inc. and each of the other
                  17 investment companies in the Delaware Group.
         500 Fifth Avenue, New York, NY  10110.
         Founder and Managing Director, Anthony Knerr & Associates.
         From 1982 to 1988, Mr. Knerr was Executive Vice President/Finance and Treasurer of Columbia University, New York. From 1987 to 1989, he was also a lecturer in English at the University. In addition, Mr. Knerr was Chairman of The Publishing Group, Inc., New York, from 1988 to 1990. Mr. Knerr founded The Publishing Group, Inc. in 1988.

(SAI-DF/DVN-PART B)


Ann R. Leven (56)

         Director and/or Trustee of Equity Funds I, Inc. and each of the other
                  17 investment companies in the Delaware Group.
         785 Park Avenue, New York, NY  10021.
         Treasurer, National Gallery of Art.
         From 1984 to 1990, Ms. Leven was Treasurer and Chief Fiscal Officer of the Smithsonian Institution, Washington, DC, and from 1975 to 1992, she was Adjunct Professor of Columbia Business School.

W. Thacher Longstreth (76)
         Director and/or Trustee of Equity Funds I, Inc. and each of the other
                  17 investment companies in the Delaware Group.
         City Hall, Philadelphia, PA  19107.
         Philadelphia City Councilman.

Charles E. Peck (71)

         Director and/or Trustee of Equity Funds I, Inc. and each of the other
                  17 investment companies in the Delaware Group.
         P.O. Box 1102, Columbia, MD  21044.
         Secretary/Treasurer, Enterprise Homes, Inc.
         From 1981 to 1990, Mr. Peck was Chairman and Chief Executive
                  Officer of The Ryland Group, Inc., Columbia, MD.

David K. Downes (56)
         Senior Vice President/Chief Administrative Officer/Chief Financial
                  Officer of Equity Funds I, Inc., each of the other 17 investment companies in the Delaware Group and Delaware Management Company, Inc.
         Chairman and Director of Delaware Management Trust Company.
         Chief Executive Officer and Director of Delaware Investment &
                  Retirement Services, Inc.
         Executive Vice President/Chief Administrative Officer/Chief Financial
                  Officer/Treasurer of Delaware Management Holdings, Inc. Senior Vice President/Chief Financial Officer/Treasurer and Director
                  of DMH Corp.
         Senior Vice President/Chief Administrative Officer and Director of
                  Delaware Distributors, Inc.
         Senior Vice President/Chief Administrative Officer of Delaware
                  Distributors, L.P.
         Senior Vice President/Chief Administrative Officer/Chief Financial
                  Officer and Director of Delaware Service Company, Inc.
         Chief  Financial Officer and Director of Delaware International
                  Holdings Ltd.
         Senior Vice President/Chief Financial Officer/Treasurer of Delaware
                  Capital Management, Inc.
         Senior Vice President/Chief Financial Officer and Director of
                  Founders Holdings, Inc.
         Director of Delaware International Advisers Ltd.
         Before joining the Delaware Group in 1992, Mr. Downes was Chief
                  Administrative Officer, Chief Financial Officer and Treasurer of Equitable Capital Management Corporation, New York, from December 1985 through August 1992, Executive Vice President from December 1985 through March 1992 and Vice Chairman from March 1992 through August 1992.

(SAI-DF/DVN-PART B)


George M. Chamberlain, Jr. (49)
         Senior Vice President and Secretary of Equity Funds I, Inc., each of the other 17 investment companies in the Delaware Group, Delaware Management Holdings, Inc. and Delaware Distributors, L.P.
         Executive Vice President, Secretary and Director of Delaware Management
                  Trust Company.
         Senior Vice President, Secretary and Director of DMH Corp., Delaware
                  Management Company, Inc., Delaware Distributors, Inc., Delaware Service Company, Inc., Founders Holdings, Inc., Delaware Investment & Retirement Services, Inc. and Delaware Capital Management, Inc.
         Secretary and Director of Delaware International Holdings Ltd.
                  Director of Delaware International Advisers Ltd.
         Attorney.
         During the past five years, Mr. Chamberlain has served in various capacities at different times within the Delaware organization.

George H. Burwell (35)
         Vice President/Senior Portfolio Manager of Equity Funds I, Inc. of seven other investment companies in the Delaware Group and of Delaware Management Company, Inc.
         Before joining the Delaware Group in 1992, Mr. Burwell was a portfolio manager for Midlantic Bank, New Jersey. In addition, he was a security analyst for Balis & Zorn, New York and for First Fidelity Bank, New Jersey.

Gary A. Reed (42)
         Vice President/Senior Portfolio Manager of Equity Funds I, Inc. of nine other investment companies in the Delaware Group, of Delaware Management Company, Inc. and Delaware Capital Management, Inc.
         During the past five years, Mr. Reed has served in such capacities within the Delaware organization.

Joseph H. Hastings (47)
         Vice President/Corporate Controller of Equity Funds I, Inc., each of the other 17 investment companies in the Delaware Group, Delaware Management Holdings, Inc., DMH Corp., Delaware Management Company, Inc., Delaware Distributors, L.P., Delaware Distributors, Inc., Delaware Service Company, Inc., Delaware Capital Management, Inc., Founders Holdings, Inc. and Delaware International Holdings Ltd.
         Chief Financial Officer/Treasurer of Delaware Investment &
                  Retirement Services, Inc.
         Executive Vice President/Chief Financial Officer/Treasurer of Delaware
                  Management Trust Company.
         Assistant Treasurer of Founders CBO Corporation.
         1818 Market Street, Philadelphia, PA  19103.
         Before joining the Delaware Group in 1992, Mr. Hastings was Chief
                  Financial Officer for Prudential Residential Services, L.P., New York, NY from 1989 to 1992. Prior to that, Mr. Hastings served as Controller and Treasurer for Fine Homes International, L.P., Stamford, CT from 1987 to 1989.

(SAI-DF/DVN-PART B)


Michael P. Bishof (34)
         Vice President/Treasurer of Equity Funds I, Inc., each of the other
                  17 investment companies in the Delaware Group, Delaware Management Company, Inc., Delaware Distributors, Inc., Delaware Distributors, L.P., Delaware Service Company, Inc. and Founders Holdings, Inc.
         Vice President/Manager of Investment Accounting of Delaware
                  International Holdings Ltd.
         Assistant Treasurer of Founders CBO Corporation.
         Before joining the Delaware Group in 1995, Mr. Bishof was a Vice
                  President for Bankers Trust, New York, NY from 1994 to 1995, a Vice President for CS First Boston Investment Management, New York, NY from 1993 to 1994 and an Assistant Vice President for Equitable Capital Management Corporation, New York, NY from 1987 to 1993.

         The following is a compensation table listing for each director entitled to receive compensation, the aggregate compensation received from the Fund and the total compensation received from all Delaware Group funds for the fiscal year ended October 31, 1996 and an estimate of annual benefits to be received upon retirement under the Delaware Group Retirement Plan for Directors/Trustees as of October 31, 1996.

                                                     Pension or
                                                     Retirement
                                                      Benefits
                                                       Accrued            Estimated              Total
                                Aggregate            as Part of            Annual            Compensation
                              Compensation             Equity             Benefits            from all 17
                               from Equity          Funds I, Inc.           Upon               Delaware
         Name                 Funds I, Inc.           Expenses           Retirement*          Group Funds
----------------------       --------------        --------------        -----------         -------------

W. Thacher Longstreth            $2,782                 None               $30,000              $44,102
Ann R. Leven                     $3,348                 None               $30,000              $52,238
Walter P. Babich                 $3,063                 None               $30,000              $48,102
Anthony D. Knerr                 $3,278                 None               $30,000              $51,238
Charles E. Peck                  $2,998                 None               $30,000              $47,238


* Under the terms of the Delaware Group Retirement Plan for Directors/Trustees, each disinterested director who, at the time of his or her retirement from the Board, has attained the age of 70 and served on the Board for at least five continuous years, is entitled to receive payments from each fund in the Delaware Group for a period equal to the lesser of the number of years that such person served as a director or the remainder of such person's life. The amount of such payments will be equal, on an annual basis, to the amount of the annual retainer that is paid to directors of each fund at the time of such person's retirement. If an eligible director retired as of October 31, 1996, he or she would be entitled to annual payments totaling $30,000, in the aggregate, from all of the funds in the Delaware Group, based on the number of funds in the Delaware Group as of that date.

(SAI-DF/DVN-PART B)


EXCHANGE PRIVILEGE


         The exchange privileges available for shareholders of the Classes and for shareholders of classes of other funds in the Delaware Group are set forth in the relevant prospectuses for such classes. The following supplements that information. Each Fund may modify, terminate or suspend the exchange privilege upon 60 days' notice to shareholders.


         All exchanges involve a purchase of shares of the fund into which the exchange is made. As with any purchase, an investor should obtain and carefully read that fund's prospectus before buying shares in an exchange. The prospectus contains more complete information about the fund, including charges and expenses. A shareholder requesting an exchange will be sent a current prospectus and an authorization form for any of the other mutual funds in the Delaware Group. Exchange instructions must be signed by the record owner(s) exactly as the shares are registered.

         An exchange constitutes, for tax purposes, the sale of one fund and the purchase of another. The sale may involve either a capital gain or loss to the shareholder for federal income tax purposes.

         In addition, investment advisers and dealers may make exchanges between funds in the Delaware Group on behalf of their clients by telephone or other expedited means. This service may be discontinued or revised at any time by the Transfer Agent. Such exchange requests may be rejected if it is determined that a particular request or the total requests at any time could have an adverse effect on any of the funds. Requests for expedited exchanges may be submitted with a properly completed exchange authorization form, as described above.


Telephone Exchange Privilege
         Shareholders owning shares for which certificates have not been issued or their investment dealers of record may exchange shares by telephone for shares in other mutual funds in the Delaware Group. This service is automatically provided unless the relevant Fund receives written notice from the shareholder to the contrary.

         Shareholders or their investment dealers of record may contact the Shareholder Service Center at 800-523- 1918 or, in the case of shareholders of the Institutional Classes, their Client Services Representative at 800-828-5052, to effect an exchange. The shareholder's current Fund account number must be identified, as well as the registration of the account, the share or dollar amount to be exchanged and the fund into which the exchange is to be made. Requests received on any day after the time the offering price and net asset value are determined will be processed the following day. See Determining Offering Price and Net Asset Value. Any new account established through the exchange will automatically carry the same registration, shareholder information and dividend option as the account from which the shares were exchanged. The exchange requirements of the fund into which the exchange is being made, such as sales charges, eligibility and investment minimums, must be met. (See the prospectus of the fund desired or inquire by calling the Transfer Agent or, as relevant, your Client Services Representative.) Certain funds are not available for retirement plans.

(SAI-DF/DVN-PART B)



         The telephone exchange privilege is intended as a convenience to shareholders and is not intended to be a vehicle to speculate on short-term swings in the securities market through frequent transactions in and out of the funds in the Delaware Group. Telephone exchanges may be subject to limitations as to amounts or frequency. The Transfer Agent and each Fund reserve the right to record exchange instructions received by telephone and to reject exchange requests at any time in the future.

         As described in the Funds' Prospectuses, neither the Funds nor the Transfer Agent is responsible for any shareholder loss incurred in acting upon written or telephone instructions for redemption or exchange of Fund shares which are reasonably believed to be genuine.

Right to Refuse Timing Accounts
         With regard to accounts that are administered by market timing services ("Timing Firms") to purchase or redeem shares based on changing economic and market conditions ("Timing Accounts"), the Funds will refuse any new timing arrangements, as well as any new purchases (as opposed to exchanges) in Delaware Group funds from Timing Firms. A Fund reserves the right to temporarily or permanently terminate the exchange privilege or reject any specific purchase order for any person whose transactions seem to follow a timing pattern who: (i) makes an exchange request out of the Fund within two weeks of an earlier exchange request out of the Fund, or (ii) makes more than two exchanges out of the Fund per calendar quarter, or (iii) exchanges shares equal in value to at least $5 million, or more than 1/4 of 1% of the Fund's net assets. Accounts under common ownership or control, including accounts administered so as to redeem or purchase shares based upon certain predetermined market indicators, will be aggregated for purposes of the exchange limits.

Restrictions on Timed Exchanges
         Timing Accounts operating under existing timing agreements may only execute exchanges between the following eight Delaware Group funds: (1) Decatur Income Fund, (2) Decatur Total Return Fund, (3) Delaware Fund, (4) Limited-Term Government Fund, (5) Tax-Free USA Fund, (6) Delaware Cash Reserve, (7) Delchester Fund and (8) Tax-Free Pennsylvania Fund. No other Delaware Group funds are available for timed exchanges. Assets redeemed or exchanged out of Timing Accounts in Delaware Group funds not listed above may not be reinvested back into that Timing Account. Each Fund reserves the right to apply these same restrictions to the account(s) of any person whose transactions seem to follow a time pattern (as described above).

         Each Fund also reserves the right to refuse the purchase side of an exchange request by any Timing Account, person, or group if, in the Manager's judgment, the Fund would be unable to invest effectively in accordance with its investment objectives and policies, or would otherwise potentially be adversely affected. A shareholder's purchase exchanges may be restricted or refused if a Fund receives or anticipates simultaneous orders affecting significant portions of the Fund's assets. In particular, a pattern of exchanges that coincide with a "market timing" strategy may be disruptive to a Fund and therefore may be refused.

         Except as noted above, only shareholders and their authorized brokers of record will be permitted to make exchanges or redemptions.

                                 *     *     *

(SAI-DF/DVN-PART B)


         Following is a summary of the investment objectives of the other Delaware Group funds:

         Trend Fund seeks long-term growth by investing in common stock issued by emerging growth companies exhibiting strong capital appreciation potential.

         Value Fund seeks capital appreciation by investing primarily in common stocks whose market values appear low relative to their underlying value or future potential.

         DelCap Fund seeks long-term capital growth by investing in common stocks and securities convertible into common stocks of companies that have a demonstrated history of growth and have the potential to support continued growth.

         Decatur Income Fund seeks the highest possible current income by investing primarily in common stocks that provide the potential for income and capital appreciation without undue risk to principal. Decatur Total Return Fund seeks long-term growth by investing primarily in securities that provide the potential for income and capital appreciation without undue risk to principal.


         Delchester Fund seeks as high a current income as possible by investing principally in high yield, high risk corporate bonds, and also in U.S. government securities and commercial paper. Strategic Income Fund seeks to provide investors with high current income and total return by using a multi-sector investment approach, investing principally in three sectors of the fixed-income securities markets: high yield, higher risk securities, investment grade fixed-income securities and foreign government and other foreign fixed-income securities.


         U.S. Government Fund seeks high current income by investing primarily in long-term debt obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities.

         Limited-Term Government Fund seeks high, stable income by investing primarily in a portfolio of short-and intermediate-term securities issued or guaranteed by the U.S. government, its agencies or instrumentalities and instruments secured by such securities. U.S. Government Money Fund seeks maximum current income with preservation of principal and maintenance of liquidity by investing only in short-term securities issued or guaranteed as to principal and interest by the U.S. government, its agencies or instrumentalities, and repurchase agreements collateralized by such securities, while maintaining a stable net asset value.

         Delaware Cash Reserve seeks the highest level of income consistent with the preservation of capital and liquidity through investments in short-term money market instruments, while maintaining a stable net asset value.

         Tax-Free USA Fund seeks high current income exempt from federal income tax by investing in municipal bonds of geographically-diverse issuers. Tax-Free Insured Fund invests in these same types of securities but with an emphasis on municipal bonds protected by insurance guaranteeing principal and interest are paid when due. Tax- Free USA Intermediate Fund seeks a high level of current interest income exempt from federal income tax, consistent with the preservation of capital by investing primarily in municipal bonds.

(SAI-DF/DVN-PART B)


         Tax-Free Money Fund seeks high current income, exempt from federal income tax, by investing in short-term municipal obligations, while maintaining a stable net asset value.

         Tax-Free Pennsylvania Fund seeks a high level of current interest income exempt from federal and, to the extent possible, certain Pennsylvania state and local taxes, consistent with the preservation of capital.


         International Equity Fund seeks to achieve long-term growth without undue risk to principal by investing primarily in international securities that provide the potential for capital appreciation and income. Global Bond Fund seeks to achieve current income consistent with the preservation of principal by investing primarily in global fixed-income securities that may also provide the potential for capital appreciation. Global Assets Fund seeks to achieve long-term total return by investing in global securities which will provide higher current income than a portfolio comprised exclusively of equity securities, along with the potential for capital growth. Emerging Markets Fund seeks long-term capital appreciation by investing primarily in equity securities of issuers located or operating in emerging countries.

         Enterprise Fund seeks to provide maximum appreciation of capital by investing in medium-sized companies which have a dominant position within their industry, are undervalued, or have potential for growth in earnings. U.S. Growth Fund seeks to maximize capital appreciation by investing in companies of all sizes which have low dividend yields, strong balance sheets and high expected earnings growth rates relative to their industry. World Growth Fund seeks to maximize total return (capital appreciation and income), principally through investments in an internationally diversified portfolio of equity securities. New Pacific Fund seeks long-term capital appreciation by investing primarily in companies which are domiciled in or have their principal business activities in the Pacific Basin. Federal Bond Fund seeks to maximize current income consistent with preservation of capital. The fund attempts to achieve this objective by investing primarily in securities issued by the U.S. government, its agencies and instrumentalities. Corporate Income Fund seeks to provide high current income consistent with preservation of capital. The fund attempts to achieve this objective primarily by investing in a diversified portfolio of investment grade fixed-income securities issued by U.S. corporations.

         Delaware Group Premium Fund, Inc. offers ten funds available exclusively as funding vehicles for certain insurance company separate accounts. Equity/Income Series seeks the highest possible total rate of return by selecting issues that exhibit the potential for capital appreciation while providing higher than average dividend income. High Yield Series seeks as high a current income as possible by investing in rated and unrated corporate bonds, U.S. government securities and commercial paper. Capital Reserves Series seeks a high stable level of current income while minimizing fluctuations in principal by investing in a diversified portfolio of short- and intermediate-term securities. Money Market Series seeks the highest level of income consistent with preservation of capital and liquidity through investments in short-term money market instruments. Growth Series seeks long-term capital appreciation by investing its assets in a diversified portfolio of securities exhibiting the potential for significant growth. Multiple Strategy Series seeks a balance of capital appreciation, income and preservation of capital. It uses a dividend-oriented valuation strategy to select securities issued by established companies that are believed to demonstrate potential for income and capital growth. International Equity Series seeks long-term growth without undue risk to principal by investing primarily in equity securities of foreign issuers that provide the potential for capital appreciation and income.

(SAI-DF/DVN-PART B)


Value Series seeks capital appreciation by investing in small- to mid-cap common stocks whose market values appear low relative to their underlying value or future earnings and growth potential. Emphasis will also be placed on securities of companies that may be temporarily out of favor or whose value is not yet recognized by the market. Emerging Growth Series seeks long-term capital appreciation by investing primarily in small-cap common stocks and convertible securities of emerging and other growth-oriented companies. These securities will have been judged to be responsive to changes in the marketplace and to have fundamental characteristics to support growth. Income is not an objective. Global Bond Series seeks to achieve current income consistent with the preservation of principal by investing primarily in global fixed-income securities that may also provide the potential for capital appreciation.

         For more complete information about any of the Delaware Group funds, including charges and expenses, you can obtain a prospectus from the Distributor. Read it carefully before you invest or forward funds.

         Each of the summaries above is qualified in its entirety by the information contained in each fund's prospectus(es).

(SAI-DF/DVN-PART B)


GENERAL INFORMATION


         The Manager is the investment manager of the Funds. The Manager also provides investment management services to certain of the other funds in the Delaware Group. The Manager, through a separate division, also manages private investment accounts. While investment decisions of the Funds are made independently from those of the other funds and accounts, investment decisions for such other funds and accounts may be made at the same time as investment decisions for the Funds.

         The Manager, or its affiliate Delaware International Advisers Ltd., also manages the investment options for Delaware Medallion(sm) III Variable Annuity. Medallion is issued by Allmerica Financial Life Insurance and Annuity Company (First Allmerica Financial Life Insurance Company in New York and Hawaii). Delaware Medallion offers ten different investment series ranging from domestic equity funds, international equity and bond funds and domestic fixed income funds. Each investment series available through Medallion utilizes an investment strategy and discipline the same as or similar to one of the Delaware Group mutual funds available outside the annuity. See Delaware Group Premium Fund, Inc., above.


         Access persons and advisory persons of the Delaware Group of funds, as those terms are defined in SEC Rule 17j-1 under the 1940 Act, who provide services to the Manager, Delaware International Advisers Ltd. or their affiliates, are permitted to engage in personal securities transactions subject to the exceptions set forth in Rule 17j-1 and the following general restrictions and procedures: (1) certain blackout periods apply to personal securities transactions of those persons; (2) transactions must receive advance clearance and must be completed on the same day as the clearance is received; (3) certain persons are prohibited from investing in initial public offerings of securities and other restrictions apply to investments in private placements of securities;
(4) opening positions may only be closed-out at a profit after a 60-day holding period has elapsed; and (5) the Compliance Officer must be informed periodically of all securities transactions and duplicate copies of brokerage confirmations and account statements must be supplied to the Compliance Officer.


         The Distributor acts as national distributor for each Fund and for the other mutual funds in the Delaware Group. As previously described, prior to January 3, 1995, DDI served as the national distributor for each Fund. The Distributor and, in its capacity as such, DDI received net commissions from each Fund on behalf of Class A Shares, after reallowances to dealers, as follows:


                                  Delaware Fund
                                 Class A Shares
                          Total
      Fiscal            Amount of             Amounts                 Net
       Year           Underwriting           Reallowed            Commission
       Ended           Commissions          to Dealers          to Distributor
     ---------        ------------          ----------          --------------

     10/31/96           $393,463              $329,065              $64,398
     10/31/95            545,446               471,630               73,816
     10/31/94            892,170               772,047              120,123

(SAI-DF/DVN-PART B)



                                   Devon Fund
                                 Class A Shares
                         Total
     Fiscal            Amount of             Amounts                 Net
      Year           Underwriting           Reallowed            Commission
      Ended           Commissions          to Dealers          to Distributor
   ---------         ------------          ----------          --------------

   10/31/96            $104,547               $87,806              $16,741
   10/31/95              79,219                68,054               11,165
   10/31/94*             90,136                78,370               11,766

*Date of initial public offering was December 29, 1993.

         The Distributor and, in its capacity as such, DDI received in the aggregate Limited CDSC payments with respect to Class A Shares of each Fund as follows:

                         Limited CDSC Payments
      Fiscal
       Year
       Ended             Delaware Fund A Class             Devon Fund A Class
    ---------            ---------------------             ------------------

    10/31/96                      ---                                ---
    10/31/95                      ---                                ---
    10/31/94*                     ---                             $1,938

*Date of initial public offering of Devon Fund A Class was December 29, 1993.

         The Distributor and, in its capacity as such, DDI received in the aggregate CDSC payments with respect to Class B Shares of each Fund as follows:

                                  CDSC Payments
      Fiscal
       Year
       Ended             Delaware Fund B Class             Devon Fund B Class
    ---------            ---------------------             ------------------

    10/31/96                  $13,943                               $512
    10/31/95                      789                                ---
    10/31/94*                     ---                                ---

*Date of initial public offering was September 6, 1994.

(SAI-DF/DVN-PART B)


         The Distributor received CDSC payments with respect to Class C Shares of each Fund as follows:


                                  CDSC Payments
       Fiscal
        Year
       Ended             Delaware Fund C Class             Devon Fund C Class
     ---------           ---------------------             ------------------

     10/31/96*                    $127                                $98


*Date of initial public offering was November 29, 1995.



         Effective as of January 3, 1995, all such payments described above have been paid to the Distributor.


         The Transfer Agent, an affiliate of the Manager, acts as shareholder servicing, dividend disbursing and transfer agent for each Fund and for the other mutual funds in the Delaware Group. The Transfer Agent is paid a fee by each Fund for providing these services consisting of an annual per account charge of $5.50 plus transaction charges for particular services according to a schedule. Compensation is fixed each year and approved by the Board of Directors, including a majority of the disinterested directors. The Transfer Agent also provides accounting services to each Fund. Those services include performing all functions related to calculating each Fund's net asset value and providing all financial reporting services, regulatory compliance testing and the related accounting services. For its services, the Transfer Agent is paid a fee based on total assets of all funds in the Delaware Group for which it provides such accounting services. Such fee is equal to 0.25% multiplied by the total amount of assets in the complex for which the Transfer Agent furnishes accounting services, where such aggregate complex assets are $10 billion or less, and 0.20% of assets if such aggregate complex assets exceed $10 billion. The fees are charged to each fund, including each Fund, on an aggregate pro-rata basis. The asset-based fee payable to the Transfer Agent is subject to a minimum fee calculated by determining the total number of investment portfolios and associated classes.

         The Manager and its affiliates own the name "Delaware Group." Under certain circumstances, including the termination of Equity Funds I, Inc.'s advisory relationship with the Manager or its distribution relationship with the Distributor, the Manager and its affiliates could cause Equity Funds I, Inc. to delete the words "Delaware Group" from Equity Funds I, Inc.'s name.

         The Chase Manhattan Bank ("Chase"), 4 Chase Metrotech Center, Brooklyn, NY 11245 is custodian of each Fund's securities and cash. As custodian for a Fund, Chase maintains a separate account or accounts for the Fund; receives, holds and releases portfolio securities on account of the Fund; receives and disburses money on behalf of the Fund; and collects and receives income and other payments and distributions on account of the Fund's portfolio securities.

         The legality of the issuance of the shares offered hereby, registered pursuant to Rule 24f-2 under the 1940 Act, has been passed upon for Equity Funds I, Inc. by Stradley, Ronon, Stevens & Young, LLP, Philadelphia, Pennsylvania. In the opinion of counsel, shares of the Fund are exempt from Pennsylvania personal property taxes and qualify as an authorized investment for trustees in Pennsylvania if such an investment is otherwise appropriate.

(SAI-DF/DVN-PART B)



Capitalization
         Equity Funds I, Inc. has a present authorized capitalization of five hundred million shares of capital stock with a $1 par value per share. Each Fund currently offers two series of shares, which offer four classes of shares. The Board of Directors has allocated one hundred million shares to Delaware Fund A Class, twenty-five million shares to Delaware Fund B Class, twenty-five million shares to Delaware Fund C Class, fifty million shares to Delaware Fund Institutional Class, fifty million shares to Devon Fund A Class, twenty-five million shares to Devon Fund B Class, twenty-five million to Devon Fund C Class, and twenty-five million shares to Devon Fund Institutional Class.

         Each Class of each Fund represents a proportionate interest in the assets of that Fund, and each has the same voting and other rights and preferences as the other classes except that shares of an Institutional Class may not vote on any matter affecting the Fund Classes' Plans under Rule 12b-1. Similarly, as a general matter, shareholders of Class A Shares, Class B Shares and Class C Shares of each Fund may vote only on matters affecting the 12b-1 Plan that relates to the class of shares they hold. However, Class B Shares of each Fund may vote on any proposal to increase materially the fees to be paid by a Fund under the Rule 12b-1 Plan relating to Class A Shares. General expenses of a Fund will be allocated on a pro-rata basis to the classes according to asset size, except that expenses of the Rule 12b-1 Plans of that Fund's Class A, Class B and Class C Shares will be allocated solely to those classes. While shares of Equity Funds I, Inc. have equal voting rights on matters affecting both Funds, each Fund would vote separately on any matter which it is directly affected by, such as any change in its own investment objective and policy or action to dissolve the Fund and as otherwise prescribed by the 1940 Act. Shares of each Fund have a priority in that Fund's assets, and in gains on and income from the portfolio of that Fund.

         Prior to November 9, 1992, Equity Funds I, Inc. offered only one series, now known as Delaware Fund and one class of shares, Delaware Fund A Class. Beginning November 9, 1992, Delaware Fund began offering Delaware Fund Institutional Class. Beginning December 29, 1993, Equity Funds I, Inc. offered Devon Fund which offered Devon Fund A Class and Devon Fund Institutional Class. The Class B Shares for each Fund were not offered prior to September 6, 1994, and beginning as of November 29, 1995, each Fund began offering the Class C Shares.

         Effective as of the close of business December 27, 1996, the name of Delaware Group Delaware Fund, Inc. was changed to Delaware Group Equity Funds I, Inc. Also effective as of the close of business December 27, 1996, the name of Common Stock series was changed to Delaware Fund series.

         Prior to September 6, 1994, Delaware Fund A Class was known as Delaware Fund class and Delaware Fund Institutional Class was known as Delaware Fund (Institutional) class, and, prior to the same date, Dividend Growth Fund A Class was known as Dividend Growth Fund class and the Dividend Growth Fund Institutional Class was known as Dividend Growth Fund (Institutional) class. Effective as of the close of business on August 28, 1995, the name Dividend Growth Fund was changed to Devon Fund and the names of Dividend Growth Fund A Class, Dividend Growth Fund B Class and Dividend Growth Fund Institutional Class were changed to Devon Fund A Class, Devon Fund B Class and Devon Fund Institutional Class, respectively.

(SAI-DF/DVN-PART B)


         All shares have no preemptive rights, are fully transferable and, when issued, are fully paid and nonassessable and, except as described above, have equal voting rights.


Noncumulative Voting
         Equity Funds I, Inc. shares have noncumulative voting rights which means that the holders of more than 50% of the shares of Equity Funds I, Inc. voting for the election of directors can elect all the directors if they choose to do so, and, in such event, the holders of the remaining shares will not be able to elect any directors.


         This Part B does not include all of the information contained in the Registration Statement which is on file with the Securities and Exchange Commission.

(SAI-DF/DVN-PART B)


FINANCIAL STATEMENTS

         Ernst & Young LLP serves as the independent auditors for Equity Funds I, Inc. and, in its capacity as such, audits the financial statements contained in each Fund's Annual Report. Delaware Group Equity Funds I, Inc. - Delaware Fund's and Delaware Group Equity Funds I, Inc. - Devon Fund's Statements of Net Assets, Statements of Operations, Statements of Changes in Net Assets, and Notes to Financial Statements, as well as the reports of Ernst & Young LLP, independent auditors, for the fiscal year ended October 31, 1996, are included in each Fund's Annual Report to shareholders. The financial statements, the notes relating thereto and the reports of Ernst & Young LLP listed above are incorporated by reference from the Annual Reports into this Part B.

(SAI-DF/DVN-PART B)


APPENDIX A--DESCRIPTION OF RATINGS

Commercial Paper
         Excerpts from S&P's description of its two highest commercial paper ratings: A-1--judged to be the highest investment grade category possessing the highest relative strength; A-2--investment grade category possessing less relative strength than the highest rating.

         Excerpts from Moody's description of its two highest commercial paper ratings: P-1--the highest grade possessing greatest relative strength; P-2--second highest grade possessing less relative strength than the highest grade.


Bonds
         Excerpts from Moody's description of its bond ratings: Aaa--judged to be the best quality. They carry the smallest degree of investment risk; Aa--judged to be of high quality by all standards; A--possess favorable attributes and are considered "upper medium" grade obligations; Baa--considered as medium grade obligations. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time; Ba--judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class; B--generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small; Caa--are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest; Ca--represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings; C--the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.


         Excerpts from S&P's description of its bond ratings: AAA--highest grade obligations. They possess the ultimate degree of protection as to principal and interest; AA--also qualify as high grade obligations, and in the majority of instances differ from AAA issues only in a small degree; A--strong ability to pay interest and repay principal although more susceptible to changes in circumstances; BBB--regarded as having an adequate capacity to pay interest and repay principal; BB, B, CCC, CC--regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions; C--reserved for income bonds on which no interest is being paid; D--in default, and payment of interest and/or repayment of principal is in arrears.

(SAI-DF/DVN-PART B)


APPENDIX B--IRA INFORMATION


         An individual can contribute up to $2,000 to his or her IRA each year. Contributions may or may not be deductible depending upon the taxpayers adjusted gross income and whether the taxpayer or his or her spouse is an active participant in an employer-sponsored retirement plan. Even if a taxpayer (or his or her spouse) is an active participant in an employer-sponsored retirement plan, the full $2,000 deduction is still available if the taxpayer's adjusted gross income is below $25,000 ($40,000 for taxpayers filing joint returns). A partial deduction is allowed for married couples with incomes between $40,000 and $50,000, and for single individuals with incomes between $25,000 and $35,000. No deductions are available for contributions to IRAs by taxpayers whose adjusted gross income before IRA deductions exceeds $50,000 ($35,000 for singles) and who are active participants in an employer-sponsored retirement plan. Taxpayers who were not allowed deductions on IRA contributions still can make nondeductible IRA contributions of as much as $2,000 for each working spouse ($2,250 for one-income couples for years prior to 1997), and defer taxes on interest or other earnings from the IRAs. Special rules apply for determining the deductibility of contributions made by married individuals filing separate returns.

         Effective for tax years beginning after 1996, one-income couples can contribute up to $2,000 to each spouse's IRA provided the combined compensation of both spouses is at least equal to the total contributions for both spouses. If the working spouse is an active participant in an employer-sponsored retirement plan and earns over $40,000, the maximum deduction limit is reduced in the same way that the limit is reduced for contributions to a non- spousal IRA.


         As illustrated in the following tables, maintaining an Individual Retirement Account remains a valuable opportunity.

         For many, an IRA will continue to offer both an upfront tax break with its tax deduction each year and the real benefit that comes with tax-deferred compounding. For others, losing the tax deduction will impact their taxable income status each year. Over the long term, however, being able to defer taxes on earnings still provides an impressive investment opportunity--a way to have money grow faster due to tax-deferred compounding.

(SAI-DF/DVN-PART B)


         Even if your IRA contribution is no longer deductible, the benefits of saving on a tax-deferred basis can be substantial. The following tables illustrate the benefits of tax-deferred versus taxable compounding. Each reflects a constant 10% rate of return, compounded annually, with the reinvestment of all proceeds. The tables do not take into account any sales charges or fees. Of course, earnings accumulated in your IRA will be subject to tax upon withdrawal. If you choose a mutual fund with a fluctuating net asset value, such as either Fund, your bottom line at retirement could be lower--it could also be much higher.

$2,000 Invested Annually Assuming a 10% Annualized Return

   15% Tax Bracket                      Single                 $0-$24,000
   ---------------                      Joint                  $0-$40,100


                                                                                          How Much You
         End of                Cumulative                     How Much You               Have With Full
          Year              Investment Amount               Have Without IRA              IRA Deduction

            1                   $ 2,000                          $  1,844                    $  2,200
            5                    10,000                            10,929                      13,431
           10                    20,000                            27,363                      35,062
           15                    30,000                            52,074                      69,899
           20                    40,000                            89,231                     126,005
           25                    50,000                           145,103                     216,364
           30                    60,000                           229,114                     361,887
           35                    70,000                           355,438                     596,254
           40                    80,000                           545,386                     973,704

[Without IRA--investment of $1,700 ($2,000 less 15%) earning 8.5%
 (10% less 15%)]


      28% Tax Bracket                   Single                 $24,001-$58,150
      ---------------                   Joint                  $40,101-$96,900


         End of           Cumulative                How Much You               How Much You Have with Full IRA
          Year         Investment Amount          Have Without IRA             No Deduction           Deduction
            1               $ 2,000                    $  1,544                $  1,584                 $  2,200
            5                10,000                       8,913                   9,670                   13,431
           10                20,000                      21,531                  25,245                   35,062
           15                30,000                      39,394                  50,328                   69,899
           20                40,000                      64,683                  90,724                  126,005
           25                50,000                     100,485                 155,782                  216,364
           30                60,000                     151,171                 260,559                  361,887
           35                70,000                     222,927                 429,303                  596,254
           40                80,000                     324,512                 701,067                  973,704

[Without IRA--investment of $1,440 ($2,000 less 28%) earning 7.2% (10% less 28%)] [With IRA--No Deduction--investment of $1,440 ($2,000 less 28%) earning 10%]

(SAI-DF/DVN-PART B)

         31% Tax Bracket                    Single             $58,151-$121,300
         ------------------                 Joint              $96,901-$147,700

         End of           Cumulative                How Much You               How Much You Have with Full IRA
          Year         Investment Amount          Have Without IRA             No Deduction           Deduction

            1                $ 2,000                   $  1,475                  $  1,518              $  2,200
            5                 10,000                      8,467                     9,268                13,431
           10                 20,000                     20,286                    24,193                35,062
           15                 30,000                     36,787                    48,231                69,899
           20                 40,000                     59,821                    86,943               126,005
           25                 50,000                     91,978                   149,291               216,364
           30                 60,000                    136,868                   249,702               361,887
           35                 70,000                    199,536                   411,415               596,254
           40                 80,000                    287,021                   671,855               973,704


[Without IRA--investment of $1,380 ($2,000 less 31%) earning 6.9% (10% less 31%)] [With IRA--No Deduction--investment of $1,380 ($2,000 less 31%) earning 10%]


      36% Tax Bracket*                  Single                $121,301-$263,750
      ---------------                   Joint                 $147,701-$263,750


         End of           Cumulative                How Much You               How Much You Have with Full IRA
          Year         Investment Amount          Have Without IRA             No Deduction           Deduction
            1                    $ 2,000                   $  1,362                  $  1,408              $  2,200
            5                     10,000                      7,739                     8,596                13,431
           10                     20,000                     18,292                    22,440                35,062
           15                     30,000                     32,683                    44,736                69,899
           20                     40,000                     52,308                    80,643               126,005
           25                     50,000                     79,069                   138,473               216,364
           30                     60,000                    115,562                   231,608               361,887
           35                     70,000                    165,327                   381,602               596,254
           40                     80,000                    233,190                   623,170               973,704

[Without IRA--investment of $1,280 ($2,000 less 36%) earning 6.4% (10% less 36%)] [With IRA--No Deduction--investment of $1,280 ($2,000 less 36%) earning 10%]

(SAI-DF/DVN-PART B)

      39.6% Tax Bracket*                   Single              over $263,750
      -----------------                    Joint               over $263,750


         End of           Cumulative                How Much You               How Much You Have with Full IRA
          Year         Investment Amount          Have Without IRA             No Deduction           Deduction

            1               $ 2,000                   $  1,281                  $  1,329              $  2,200
            5                10,000                      7,227                     8,112                13,431
           10                20,000                     16,916                    21,178                35,062
           15                30,000                     29,907                    42,219                69,899
           20                40,000                     47,324                    76,107               126,005
           25                50,000                     70,677                   130,684               216,364
           30                60,000                    101,986                   218,580               361,887
           35                70,000                    143,965                   360,137               596,254
           40                80,000                    200,249                   588,117               973,704

[Without IRA--investment of $1,208 ($2,000 less 39.6%) earning 6.04% (10% less 39.6%)] [With IRA--No Deduction--investment of $1,208 ($2,000 less 39.6%) earning 10%]


------------------------------------------
* For tax years beginning after 1992, a 36% tax rate applies to all taxable income in excess of the maximum dollar amounts subject to the 31% tax rate. In addition, a 10% surtax (not applicable to capital gains) applies to certain high-income taxpayers. It is computed by applying a 39.6% rate to taxable income in excess of $263,750. The above tables do not reflect the personal exemption phaseout nor the limitations of itemized deductions that may apply.

(SAI-DF/DVN-PART B)


                               $2,000 SINGLE INVESTMENT AT A RETURN OF 10% COMPOUNDED QUARTERLY

                   TAXABLE -         TAXABLE -          TAXABLE -         TAXABLE -         TAXABLE -            TAX
YEARS               39.6%*             36%*                31%               28%               15%            DEFERRED
----------------------------------------------------------------------------------------------------------------------------

    10             $ 3,642            $3,774             $ 3,964           $ 4,083           $ 4,638          $  5,370
    15               4,915             5,184               5,581             5,833             7,062             8,800
    20               6,633             7,121               7,857             8,334            10,755            14,419
    30              12,081            13,436              15,572            17,012            24,939            38,716
    40              22,001            25,352              30,865            34,720            57,831           103,956


                               $2,000 INVESTED ANNUALLY AT A RETURN OF 10% COMPOUNDED QUARTERLY

                   TAXABLE -         TAXABLE -          TAXABLE -         TAXABLE -         TAXABLE -            TAX
YEARS               39.6%*             36%*                31%               28%               15%            DEFERRED
----------------------------------------------------------------------------------------------------------------------------

    10            $ 28,226          $ 28,833            $ 29,702          $ 30,239          $ 32,699          $ 35,834
    15              50,104            51,753              54,152            55,654            62,755            72,298
    20              79,629            83,239              88,573            91,966           108,525           132,049
    30             173,245           185,894             205,256           217,971           284,358           390,394
    40             343,737           379,596             436,523           475,187           692,097         1,084,066


------------------------------------------
* For tax years beginning after 1992, a 36% tax rate applies to all taxable income in excess of the maximum dollar amounts subject to the 31% tax rate. In addition, a 10% surtax (not applicable to capital gains) applies to certain high-income taxpayers. It is computed by applying a 39.6% rate to taxable income in excess of $263,750. The above tables do not reflect the personal exemption phaseout nor the limitations of itemized deductions that may apply.

(SAI-DF/DVN-PART B)


THE VALUE OF STARTING YOUR IRA EARLY
       The following illustrates how much more you would have contributing $2,000 each January--the earliest opportunity--compared to contributing on April 15th of the following year--the latest, for each tax year.

                    After      5 years                $3,528    more
                              10 years                $6,113
                              20 years               $17,228
                              30 years               $47,295

       Compounded returns for the longest period of time is the key. The above illustration assumes a 10% rate of return and the reinvestment of all proceeds.

       And it pays to shop around. If you get just 2% more per year, it can make a big difference when you retire. A constant 8% versus 10% return, both compounded quarterly, illustrates the point. This chart is based on a yearly investment of $2,000 on January 1. After 30 years the difference can mean as much as 50% more!


                                            8% Return         10% Return
                                            ---------         ----------

                           10 years         $ 31,828          $ 36,018
                           30 years          259,288           397,466

         The statistical exhibits above are for illustration purposes only and do not reflect the actual Fund performance either in the past or in the future.

(SAI-DF/DVN-PART B)


SAI-DF-CHT


APPENDIX C--PERFORMANCE OVERVIEW



Delaware Fund Performance Overview
    The following table illustrates the total return on one share invested in Delaware Fund A Class(1) during the 10-year period ended October 31, 1996. The results reflect the reinvestment of all dividends and realized securities profits distributions at the net asset value reported at the time of distribution. No adjustment has been made for any income taxes payable by shareholders on income dividends or realized securities profits distributions accepted in shares.



Delaware Fund A Class

                                                                  Cumula-
                                                                  tive net
                                                                   asset                 PERCENTAGE CHANGES DURING YEAR
                          Net Asset                               value at   -------------------------------------------------
             Maximum        Value              Distributions      year-end                       Delaware Fund
            offering   ----------------    ---------------------  with all   -------------------------------------------------
  Year      price at   Begin-               From        From      distribu-   Maximum Offering Price        Net Asset Value
  ended       begin-    ning       End     invest-    realized      tion       to Net Asset Value         to Net Asset Value
   Oct       ning of     of         of      ment       securi-      rein-     --------------------     -----------------------
   31        year(2)    year       year    income    ties profits   vested    Annual  Cumulative(3)    Annual    Cumulative(4)
  -----     --------   ------      ----    -------   ------------  -------    ------  -------------    ------    -------------
  1987       $24.36    $23.20    $16.85     $0.40     $ 4.31        $21.08     -13.5%    -13.5%         -9.14%        -9.1%
  1988        17.69     16.85     15.25      0.32       4.09         25.72      16.2       5.6          22.03         10.9
  1989        16.01     15.25     17.48      0.95       ---          31.30      15.9      28.5          21.68         34.9
  1990        18.35     17.48     16.19      0.78       ---          30.31      -7.8      24.4          -3.17         30.6
  1991        17.00     16.19     18.81      0.88       0.29         37.67      18.4      54.7          24.30         62.4
  1992        19.75     18.81     18.72      0.70       1.54         42.34       7.0      73.8          12.38         82.5
  1993        19.65     18.72     19.43      0.66       0.77         47.38       6.6      94.5          11.91        104.2
  1994        20.40     19.43     18.00      0.60       1.16         48.23       3.0      98.0           1.79        107.9
  1995        18.90     18.00     19.94      0.63       0.25         56.08      10.8     130.2          16.28        141.7
  1996        20.93     19.94     21.26      0.66       1.08         65.09      10.6     167.2          16.07        180.6
                                           ------     ------
               Total Distributions          $6.58     $13.49





                              PERCENTAGE CHANGES DURING YEAR
            ---------------------------------------------------------------------
                                                                                       Lipper
                                                                                      Balanced
  Year           Standard &               Dow Jones               Consumer             Average
  ended         Poor's 500(5)           Industrial(5)           Price Index(5)         Index(5)
   Oct      --------------------    --------------------    --------------------  -------------------
   31       Annual    Cumulative    Annual    Cumulative    Annual    Cumulative  Annual   Cumulative
  -----     ------    ----------    ------    ----------    ------    ----------  ------   ----------
  1987       6.4%          6.4%       9.6%        9.6%       4.5%         4.5%      2.6%      2.5%
  1988      14.8          22.1       12.0        22.7        4.3          9.0      13.2      16.1
  1989      26.4          54.3       28.3        57.4        4.5         13.9      16.9      35.7
  1990      -7.5          42.7       -4.1        51.0        6.3         21.1      -3.8      30.5
  1991      33.4          90.4       30.0        96.2        2.9         24.6      28.2      67.3
  1992      10.0         109.4        8.4       112.6        3.2         28.6       8.8      81.9
  1993      14.9         140.6       17.4       149.6        2.8         32.1      15.6     110.3
  1994       3.9         149.9        9.2       172.5        2.6         35.5      -0.7     108.9
  1995      26.4         215.8       25.0       240.5        2.8         39.4      18.0     146.5
  1996      24.1         291.9       29.7       341.7        3.0         43.6      21.1     198.4


----------------------
(1) Delaware Fund A Class began paying 12b-1 payments on June 1, 1992 and performance prior to that date does not reflect such payments.
(2) Reflects a maximum sales charge of 4.75% of total investment. There are reduced sales charges for investments of $100,000 or more.
(3) Reflects an offering price of $24.36 on October 31, 1986
(4) Reflects a net asset value of $23.20 on October 31, 1986.
(5) Source: Lipper Analytical Services, Inc.


    This period was one of generally rising common stock prices but also covers several years of declining prices. The results illustrated should not be considered as representative of dividend income or capital gain or loss which may be realized from an investment in the Fund today.

    The Standard & Poor's 500 Stock Index and the Dow Jones Industrial Average are industry-accepted unmanaged indices of generally-conservative securities used for measuring general market performance. The performance illustrated for these indices reflects the reinvestment of all distributions on a quarterly basis and market price fluctuations. The indices do not take into account any sales charge or other fees. In seeking a particular investment objective, the Fund's portfolio primarily includes common stocks, which may differ from those in the indices, and may also include investments in fixed-income securities.

    The Consumer Price Index, as prepared by the U.S. Bureau of Labor Statistics, is the most commonly used measure of inflation. It indicates the cost fluctuations of a representative group of consumer goods. It does not represent a return from an investment.

    Lipper Analytical Services, Inc. is a performance evaluation service that maintains statistical performance databases, as reported by a diverse universe of independently-managed mutual funds.

(SAI-DF/DVN-PART B)


SAI-DF-CHT


APPENDIX C--PERFORMANCE OVERVIEW



Delaware Fund Performance Overview
     The following table illustrates the total return on one share invested in Delaware Fund B Class during the period September 6, 1994 (date of initial public offering) through October 31, 1996. The results reflect the reinvestment of all dividends and realized securities profits distributions at the net asset value reported at the time of distribution. No adjustment has been made for any income taxes payable by shareholders on income dividends or realized securities profits distributions accepted in shares.


Delaware Fund B Class

                                                                  Cumula-
                                                                  tive net
                                                                   asset                 PERCENTAGE CHANGES DURING YEAR
                          Net Asset                               value at   -------------------------------------------------
             Maximum        Value              Distributions      year-end                       Delaware Fund
            offering   ----------------    ---------------------  with all   -------------------------------------------------
  Year      price at   Begin-               From        From      distribu-    Returns Including           Returns Excluding
  ended       begin-    ning       End     invest-    realized      tion            CDSC                       CDSC
   Oct       ning of     of         of      ment       securi-      rein-    --------------------     -----------------------
   31        period    period     period   income    ties profits   vested   Annual  Cumulative(1)    Annual    Cumulative(1)
  -----     --------   ------     ------   -------    ------------  -------   ------  -------------    ------    -------------
  1994       $18.34    $18.34    $17.98     $0.15       ---         $18.13       -        -5.1%           -            -1.1%
  1995        17.98     17.98     19.90      0.51      $0.25         20.92      11.4%      10.1          15.36%         14.1
  1996        19.90     19.90     21.20      0.50       1.08         24.08      11.5      28.3          15.15          31.3
                                           ------     ------
             Total Distributions            $1.16      $1.33




                              PERCENTAGE CHANGES DURING YEAR
            ---------------------------------------------------------------------
                                                                                       Lipper
                                                                                      Balanced
  Year           Standard &               Dow Jones               Consumer             Average
  ended         Poor's 500(2)           Industrial(2)           Price Index(2)         Index(2)
   Oct      --------------------    --------------------    --------------------  -----------------
   31       Annual    Cumulative    Annual    Cumulative    Annual    Cumulative  Annual  Cumulative
  -----     ------    ----------    ------    ----------    ------    ----------  ------  ----------
 1994        -             0.5%        -          0.7%        -           0.3%       -       -1.6%
 1995       26.4%         27.1       25.0%       25.8        2.8%         3.2      18.0%     16.1
 1996       24.1          57.7       29.7        63.2        3.0          6.3      21.1      40.6

--------------------------
(1)  Reflects a net asset value of $18.84 on September 2, 1994.
(2)  Source:  Lipper Analytical Services, Inc.

     The Standard & Poor's 500 Stock Index and the Dow Jones Industrial Average are industry-accepted unmanaged indices of generally-conservative securities used for measuring general market performance. The performance illustrated for these indices reflects the reinvestment of all distributions on a quarterly basis and market price fluctuations. The indices do not take into account any sales charge or other fees. In seeking a particular investment objective, the Fund's portfolio primarily includes common stocks, which may differ from those in the indices, and may also include investments in fixed-income securities.

     The Consumer Price Index, as prepared by the U.S. Bureau of Labor Statistics, is the most commonly used measure of inflation. It indicates the cost fluctuations of a representative group of consumer goods. It does not represent a return from an investment.

     Lipper Analytical Services, Inc. is a performance evaluation service that maintains statistical performance databases, as reported by a diverse universe of independently-managed mutual funds.

(SAI-DF/DVN-PART B)


SAI-DF-CHT


APPENDIX C--PERFORMANCE OVERVIEW



Delaware Fund Performance Overview
     The following table illustrates the total return on one share invested in Delaware Fund C Class during the period November 29, 1995 (date of initial public offering) through October 31, 1996. The results reflect the reinvestment of all dividends and realized securities profits distributions at the net asset value reported at the time of distribution. No adjustment has been made for any income taxes payable by shareholders on income dividends or realized securities profits distributions accepted in shares.



Delaware Fund C Class






                                                                  Cumula-
                                                                  tive net
                                                                   asset                 PERCENTAGE CHANGES DURING YEAR
                          Net Asset                               value at   -------------------------------------------------
             Maximum        Value              Distributions      year-end                       Delaware Fund
            offering   ----------------    ---------------------  with all   -------------------------------------------------
  Year      price at   Begin-               From        From      distribu-     Returns Including           Returns Excluding
  ended       begin-    ning       End     invest-    realized      tion             CDSC                       CDSC
   Oct       ning of     of         of      ment       securi-      rein-     --------------------     -----------------------
   31        period    period     period    income    ties profits   vested    Annual  Cumulative(1)    Annual    Cumulative(1)
  -----     --------   ------     ------    -------   ------------  -------    ------  -------------    ------    -------------
  1996       $20.05    $20.05    $21.18     $0.58     $1.08         $20.56       -        11.1%          -             12.1%
                                            -----     -----
                                             0.58      1.08





                              PERCENTAGE CHANGES DURING YEAR
            ---------------------------------------------------------------------
                                                                                       Lipper
                                                                                      Balanced
  Year           Standard &               Dow Jones               Consumer             Average
  ended         Poor's 500(2)           Industrial(2)          Price Index(2)         Index(2)
   Oct      --------------------    --------------------    --------------------  -----------------
   31       Annual    Cumulative    Annual    Cumulative    Annual    Cumulative  Annual  Cumulative
  -----     ------    ----------    ------    ----------    ------    ----------  ------  ----------
 1996        -            18.9%       -          21.1%       -            3.1%      -        16.2%





-------------------
(1)  Reflects a net asset value of $20.05 on November 28, 1995.
(2)  Source:  Lipper Analytical Services, Inc.


     The Standard & Poor's 500 Stock Index and the Dow Jones Industrial Average are industry-accepted unmanaged indices of generally-conservative securities used for measuring general market performance. The performance illustrated for these indices reflects the reinvestment of all distributions on a quarterly basis and market price fluctuations. The indices do not take into account any sales charge or other fees. In seeking a particular investment objective, the Fund's portfolio primarily includes common stocks, which may differ from those in the indices, and may also include investments in fixed-income securities.

     The Consumer Price Index, as prepared by the U.S. Bureau of Labor Statistics, is the most commonly used measure of inflation. It indicates the cost fluctuations of a representative group of consumer goods. It does not represent a return from an investment.

     Lipper Analytical Services, Inc. is a performance evaluation service that maintains statistical performance databases, as reported by a diverse universe of independently-managed mutual funds.

(SAI-DF/DVN-PART B)


SAI-DF-CHT


APPENDIX C--PERFORMANCE OVERVIEW



Delaware Fund Performance Overview
     The following table illustrates the total return on one share invested in Delaware Fund Institutional Class(1) during the 10-year period ended October 31, 1996. The results reflect the reinvestment of all dividends and realized securities profits distributions at the net asset value reported at the time of distribution. No adjustment has been made for any income taxes payable by shareholders on income dividends or realized securities profits distributions accepted in shares.



Delaware Fund Institutional Class


                                                       Cumula-
                                                       tive net
                                                        asset                 PERCENTAGE CHANGES DURING YEAR
               Net Asset                               value at    ------------------------------------------------
                 Value              Distributions      year-end       Delaware Fund
            ----------------    ---------------------  with all    --------------------
  Year      Begin-               From        From      distribu-     Net Asset Value              Standard &
  ended      ning       End     invest-    realized      tion       to Net Asset Value           Poor's 500(3)
   Oct        of         of      ment       securi-      rein-     --------------------     -----------------------
   31        year       year    income    ties profits   vested    Annual  Cumulative(2)    Annual     Cumulative
  -----     ------      ----    -------   ------------  -------    ------  -------------    ------    -------------

  1987      $23.20   $16.85      $0.40     $ 4.31       $21.08      -9.14%     -9.1%          6.4%          6.4%
  1988       16.85    15.25       0.32       4.09        25.72      22.03      10.9          14.8          22.1
  1989       15.25    17.48       0.95       ---         31.30      21.68      34.9          26.4          54.3
  1990       17.48    16.19       0.78       ---         37.67      -3.17      30.6          -7.5          42.7
  1991       16.19    18.81       0.88       0.29        30.31      24.30      62.4          33.4          90.4
  1992       18.81    18.72       0.70       1.54        37.67      12.38      82.5          10.0         109.4
  1993       18.72    19.46       0.66       0.77        42.34      12.10     104.6          14.9         140.6
  1994       19.46    18.03       0.63       1.16        48.39       1.96     108.6           3.9         149.9
  1995       18.03    19.98       0.66       0.25        56.37      16.50     143.0          26.4         215.8
  1996       19.98    21.30       0.69       1.08        65.53      16.25     182.5          24.1         291.9
                                ------     ------
          Total Distributions    $6.67     $13.49






                              PERCENTAGE CHANGES DURING YEAR
            -------------------------------------------------------------------
                                                               Lipper
                                                              Balanced
  Year            Dow Jones               Consumer             Average
  ended         Industrial(3)           Price Index(3)         Index(3)
   Oct      --------------------    --------------------   --------------------
   31       Annual    Cumulative    Annual    Cumulative   Annual    Cumulative
  -----     ------    ----------    ------    ----------   ------    ----------

  1987       9.6%          9.6%       4.5%        4.5%        2.6%       2.5%
  1988      12.0          22.7        4.3         9.0        13.2       16.1
  1989      28.3          57.4        4.5        13.9        16.9       35.7
  1990      -4.1          51.0        6.3        21.1        -3.8       30.5
  1991      30.0          96.2        2.9        24.6        28.2       67.3
  1992       8.4         112.6        3.2        28.6         8.8       81.9
  1993      17.4         146.6        2.8        32.1        15.6      110.3
  1994       9.2         172.5        2.6        35.3        -0.7      108.9
  1995      25.0         240.5        2.8        39.4        18.0      146.5
  1996      29.7         341.7        3.0        43.6        21.1      198.4


--------------------------
(1) Performance for Delaware Fund Institutional Class for periods prior to November 9, 1992 (date of initial public offering) is calculated by taking the performance of Delaware Fund A Class and adjusting it to reflect the elimination of all sales charges. However, for those periods, no adjustment has been made to eliminate the impact of 12b-1 payments applicable to Delaware Fund A Class beginning June 1, 1992, and performance would have been affected had such an adjustment been made.
(2)  Reflects a net asset value of $23.20 on October 31, 1986.
(3)  Source:  Lipper Analytical Services, Inc.




     This period was one of generally rising common stock prices but also covers several years of declining prices. The results illustrated should not be considered as representative of dividend income or capital gain or loss which may be realized from an investment in the Fund today.


     The Standard & Poor's 500 Stock Index and the Dow Jones Industrial Average are industry-accepted unmanaged indices of generally-conservative securities used for measuring general market performance. The performance illustrated for these indices reflects the reinvestment of all distributions on a quarterly basis and market price fluctuations. The indices do not take into account any sales charge or other fees. In seeking a particular investment objective, the Fund's portfolio primarily includes common stocks, which may differ from those in the indices, and may also include investments in fixed-income securities.




     The Consumer Price Index, as prepared by the U.S. Bureau of Labor Statistics, is the most commonly used measure of inflation. It indicates the cost fluctuations of a representative group of consumer goods. It does not represent a return from an investment.


     Lipper Analytical Services, Inc. is a performance evaluation service that maintains statistical performance databases, as reported by a diverse universe of independently-managed mutual funds.

(SAI-DF/DVN-PART B)


SAI-DVN-CHT


APPENDIX C--PERFORMANCE OVERVIEW



Devon Fund Performance Overview
     The following table illustrates the total return on one share invested in Devon Fund A Class during the period December 29, 1993 (date of initial public offering) through October 31, 1996. The results reflect the reinvestment of all dividends and realized securities profits distributions at the net asset value reported at the time of distribution. No adjustment has been made for any income taxes payable by shareholders on income dividends or realized securities profits distributions accepted in shares.



Devon Fund A Class

                                                                  Cumula-
                                                                  tive net
                                                                   asset                 PERCENTAGE CHANGES DURING YEAR
                          Net Asset                               value at   -------------------------------------------------
             Maximum        Value              Distributions      year-end                         Devon Fund
            offering   ----------------    ---------------------  with all   -------------------------------------------------
  Year      price at   Begin-               From        From      distribu-   Maximum Offering Price        Net Asset Value
  ended       begin-    ning       End     invest-    realized      tion       to Net Asset Value         to Net Asset Value
   Oct       ning of     of         of      ment       securi-      rein-     --------------------     -----------------------
   31        year(1)    year       year    income    ties profits   vested    Annual  Cumulative(2)    Annual    Cumulative(3)
  -----     --------   ------      ----    -------   ------------  -------    ------  -------------    ------    -------------

  1994       $10.50    $10.00    $10.83     $0.09       ---         $10.93       -         4.1%          -             9.3%
  1995        11.37     10.83     12.55      0.22      $0.32         13.33      16.2%     27.0          22.0          33.3
  1996        13.18     12.55     14.61      0.21       0.64         16.59      18.2      56.7          24.1          65.5
                                           ------     ------
               Total Distributions          $0.52      $0.96



                              PERCENTAGE CHANGES DURING YEAR
            ---------------------------------------------------------------------
                                                                                       Lipper
                                                                                      Balanced
  Year           Standard &               Dow Jones               Consumer             Average
  ended         Poor's 500(4)           Industrial(4)           Price Index(4)         Index(4)
   Oct      --------------------    --------------------    --------------------  -------------------
   31       Annual    Cumulative    Annual    Cumulative    Annual    Cumulative  Annual   Cumulative
  -----     ------    ----------    ------    ----------    ------    ----------  ------   ----------
  1994       -             2.7%       -           5.4%        -           2.5%      -         2.4%
  1995      26.4%         29.8       25.0%       31.7         2.8%        5.4      20.2%     23.1
  1996      24.1          61.1       29.7        70.8         3.0         8.5      21.4      49.4











(1) Reflects a maximum sales charge of 4.75%. There are reduced sales charges for investment of $100,000 or more.
(2)  Reflects an offering price of $10.50 on December 28, 1993.
(3)  Reflects a net asset value of $10.00 on December 28, 1993.
(4)  Source:  Lipper Analytical Services, Inc.


     The Standard & Poor's 500 Stock Index and the Dow Jones Industrial Average are industry-accepted unmanaged indices of generally-conservative securities used for measuring general market performance. The performance illustrated for these indices reflects the reinvestment of all distributions on a quarterly basis and market price fluctuations. The indices do not take into account any sales charge or other fees. In seeking a particular investment objective, the Fund's portfolio primarily includes common stocks, which may differ from those in the indices, and may also include investments in fixed-income securities.

     The Consumer Price Index, as prepared by the U.S. Bureau of Labor Statistics, is the most commonly used measure of inflation. It indicates the cost fluctuations of a representative group of consumer goods. It does not represent a return from an investment.

     Lipper Analytical Services, Inc. is a performance evaluation service that maintains statistical performance databases, as reported by a diverse universe of independently-managed mutual funds.

(SAI-DF/DVN-PART B)


SAI-DVN-CHT


APPENDIX C--PERFORMANCE OVERVIEW



Devon Fund Performance Overview
     The following table illustrates the total return on one share invested in Devon Fund B Class during the period September 6, 1994 (date of initial public offering) through October 31, 1996. The results reflect the reinvestment of all dividends and realized securities profits distributions at the net asset value reported at the time of distribution. No adjustment has been made for any income taxes payable by shareholders on income dividends or realized securities profits distributions accepted in shares.


Devon Fund B Class






                                                                  Cumula-
                                                                  tive net
                                                                   asset                 PERCENTAGE CHANGES DURING YEAR
                          Net Asset                               value at   -------------------------------------------------
             Maximum        Value              Distributions      year-end                          Devon Fund
            offering   ----------------    ---------------------  with all   -------------------------------------------------
  Year      price at   Begin-               From        From      distribu-     Returns Including           Returns Excluding
  ended       begin-    ning       End     invest-    realized      tion             CDSC                       CDSC
   Oct       ning of     of         of      ment       securi-      rein-     --------------------     -----------------------
   31        period    period     period    income   ties profits  vested   Annual  Cumulative(1)    Annual    Cumulative(1)
  -----     --------   ------    -------    -------  ------------  -------  ------  -------------    ------    -------------
  1994       $10.90    $10.90    $10.82     $0.03      ---          $ 9.95       -        -4.4%          -             -0.5%
  1995        10.82     10.82     12.50      0.18     $0.32          12.05      17.1%     14.2          21.1%          20.5
  1996        12.50     12.50     14.54      0.12      0.64          14.87      19.4      45.7          23.4           48.7
                                            -----     -----
             Total Distributions            $0.33     $0.96




                              PERCENTAGE CHANGES DURING YEAR
            ---------------------------------------------------------------------
                                                                                       Lipper
                                                                                      Balanced
  Year           Standard &               Dow Jones               Consumer             Average
  ended         Poor's 500(2)           Industrial(2)          Price Index(2)         Index(2)
   Oct      --------------------    --------------------    --------------------  -----------------
   31       Annual    Cumulative    Annual    Cumulative    Annual    Cumulative  Annual  Cumulative
  -----     ------    ----------    ------    ----------    ------    ----------  ------  ----------
 1994        -             0.5%       -           0.7%        -           0.3%       -        -1.6%
 1995       26.4%         27.1       25.0%       25.8         2.8%        3.2       20.2%     18.3
 1996       24.1          57.7       29.7        63.2         3.0         6.3       21.4      43.6






-----------------------
(1)  Reflects a net asset value of $10.90 on September 2, 1994.
(2)  Source:  Lipper Analytical Services, Inc.


     The Standard & Poor's 500 Stock Index and the Dow Jones Industrial Average are industry-accepted unmanaged indices of generally-conservative securities used for measuring general market performance. The performance illustrated for these indices reflects the reinvestment of all distributions on a quarterly basis and market price fluctuations. The indices do not take into account any sales charge or other fees. In seeking a particular investment objective, the Fund's portfolio primarily includes common stocks, which may differ from those in the indices, and may also include investments in fixed-income securities.

     The Consumer Price Index, as prepared by the U.S. Bureau of Labor Statistics, is the most commonly used measure of inflation. It indicates the cost fluctuations of a representative group of consumer goods. It does not represent a return from an investment.

     Lipper Analytical Services, Inc. is a performance evaluation service that maintains statistical performance databases, as reported by a diverse universe of independently-managed mutual funds.

(SAI-DF/DVN-PART B)


SAI-DVN-CHT


APPENDIX C--PERFORMANCE OVERVIEW



Devon Fund Performance Overview
     The following table illustrates the total return on one share invested in Devon Fund C Class during the period November 29, 1995 (date of initial public offering) through October 31, 1996. The results reflect the reinvestment of all dividends and realized securities profits distributions at the net asset value reported at the time of distribution. No adjustment has been made for any income taxes payable by shareholders on income dividends or realized securities profits distributions accepted in shares.


Devon Fund C Class



                                                                  Cumula-
                                                                  tive net
                                                                   asset                 PERCENTAGE CHANGES DURING YEAR
                          Net Asset                               value at   -------------------------------------------------
             Maximum        Value              Distributions      year-end                      Devon Fund
            offering   ----------------    ---------------------  with all   -------------------------------------------------
  Year      price at   Begin-               From        From      distribu-    Returns Including           Returns Excluding
  ended       begin-    ning       End     invest-    realized      tion             CDSC                       CDSC
   Oct       ning of     of         of      ment       securi-      rein-     --------------------     -----------------------
   31        period    period     period    income    ties profits  vested    Annual  Cumulative(1)    Annual    Cumulative(1)
  -----     --------   ------     ------    -------   ------------  -------   ------  -------------    ------    -------------
  1996       $13.02    $13.02    $14.53     $0.20     $0.64         $12.96       -        17.9%          -             18.9%
                                            -----     -----
                                             0/20      0.64






                              PERCENTAGE CHANGES DURING YEAR
            ---------------------------------------------------------------------
                                                                                       Lipper
                                                                                      Balanced
  Year           Standard &               Dow Jones               Consumer             Average
  ended         Poor's 500(2)           Industrial(2)          Price Index(2)         Index(2)
   Oct      --------------------    --------------------    --------------------  -----------------
   31       Annual    Cumulative    Annual    Cumulative    Annual    Cumulative  Annual  Cumulative
  -----     ------    ----------    ------    ----------    ------    ----------  ------  ----------
 1996        -            18.9%       -          21.1%       -            3.1%      -        16.4%




--------------------------
(1)  Reflects a net asset value of $00.00 on November 29, 1995.
(2)  Source:  Lipper Analytical Services, Inc.

     The Standard & Poor's 500 Stock Index and the Dow Jones Industrial Average are industry-accepted unmanaged indices of generally-conservative securities used for measuring general market performance. The performance illustrated for these indices reflects the reinvestment of all distributions on a quarterly basis and market price fluctuations. The indices do not take into account any sales charge or other fees. In seeking a particular investment objective, the Fund's portfolio primarily includes common stocks, which may differ from those in the indices, and may also include investments in fixed-income securities.

     The Consumer Price Index, as prepared by the U.S. Bureau of Labor Statistics, is the most commonly used measure of inflation. It indicates the cost fluctuations of a representative group of consumer goods. It does not represent a return from an investment.

     Lipper Analytical Services, Inc. is a performance evaluation service that maintains statistical performance databases, as reported by a diverse universe of independently-managed mutual funds.

(SAI-DF/DVN-PART B)

SAI-DVN-CHT


APPENDIX C--PERFORMANCE OVERVIEW



Devon Fund Performance Overview
     The following table illustrates the total return on one share invested in Devon Fund Institutional Class during the period December 29, 1993 (date of initial public offering) through October 31, 1996. The results reflect the reinvestment of all dividends and realized securities profits distributions at the net asset value reported at the time of distribution. No adjustment has been made for any income taxes payable by shareholders on income dividends or realized securities profits distributions accepted in shares.


Devon Fund Institutional Class



                                                       Cumula-
                                                       tive net
                                                        asset                 PERCENTAGE CHANGES DURING YEAR
               Net Asset                               value at    ------------------------------------------------
                 Value              Distributions      year-end         Devon Fund
            ----------------    ---------------------  with all    --------------------
  Year      Begin-               From        From      distribu-     Net Asset Value              Standard &
  ended      ning       End     invest-    realized      tion       to Net Asset Value           Poor's 500(2)
   Oct        of         of      ment       securi-      rein-     --------------------     -----------------------
   31       period    period    income    ties profits   vested    Annual  Cumulative(1)    Annual     Cumulative
  -----     ------    ------    -------   ------------  -------    ------  -------------    ------    -------------
  1994      $10.00   $10.86      $0.09       ---         $10.96       -         9.6%          -             2.7%
  1995       10.86    12.59       0.24      $0.32         13.39      22.3%     33.9          26.4%         29.8
  1996       12.59    14.67       0.24       0.64         16.68      24.6      66.8          24.1          61.1
                                 -----      -----
          Total Distributions    $0.57      $0.96




                              PERCENTAGE CHANGES DURING YEAR
            ---------------------------------------------------------------------
                                                               Lipper
                                                              Balanced
  Year            Dow Jones               Consumer             Average
  ended         Industrial(2)           Price Index(2)         Index(2)
   Oct      --------------------    --------------------  -------------------
   31       Annual    Cumulative    Annual    Cumulative   Annual    Cumulative
  -----     ------    ----------    ------    ----------   ------    ----------
  1994       -             5.4%       -           2.5%        -          2.4%
  1995      25.0%         31.7        2.8%        5.4        20.2%      23.1
  1996      29.7          70.8        3.0         8.5        21.4       49.4




-----------------------------
(1)  Reflects a net asset value of $10.00 on December 28, 1993.
(2)  Source:  Lipper Analytical Services, Inc.

     The Standard & Poor's 500 Stock Index and the Dow Jones Industrial Average are industry-accepted unmanaged indices of generally-conservative securities used for measuring general market performance. The performance illustrated for these indices reflects the reinvestment of all distributions on a quarterly basis and market price fluctuations. The indices do not take into account any sales charge or other fees. In seeking a particular investment objective, the Fund's portfolio primarily includes common stocks, which may differ from those in the indices, and may also include investments in fixed-income securities.

     The Consumer Price Index, as prepared by the U.S. Bureau of Labor Statistics, is the most commonly used measure of inflation. It indicates the cost fluctuations of a representative group of consumer goods. It does not represent a return from an investment.

     Lipper Analytical Services, Inc. is a performance evaluation service that maintains statistical performance databases, as reported by a diverse universe of independently-managed mutual funds.

(SAI-DF/DVN-PART B)


APPENDIX D--THE COMPANY LIFE CYCLE

         Traditional business theory contends that a typical company progresses through basically four stages of development, keyed closely to a firm's sales.

         1. Emerging Growth--a period of experimentation in which the company builds awareness of a new product or firm.

         2. Accelerated Development--a period of rapid growth with potentially high profitability and acceptance of the product.

         3. Maturing Phase--a period of diminished real growth due to dependence on replacement or sustained product demand.

         4. Cyclical Stage--a period in which a company faces a potential saturation of demand for its product. At this point, a firm either diversifies or becomes obsolete.

                        Hypothetical Corporate Life Cycle

                              [Chart appears here]


Hypothetical Corporate Life Cycle Chart shows in a line illustration, the stages that a typical company would go through, beginning with the emerging state where sales growth continues at a steep pace to the mature phase where growth levels off to the cyclical stage where sales show more definitive highs and lows.


         The above chart illustrates the path traditionally followed by companies that successfully survive the growth sequence.




                                      -92